UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22538

Advisers Investment Trust

(Exact name of registrant as specified in charter)

690 Taylor Road, Suite 210

Gahanna, Ohio 43230

(Address of principal executive offices) (Zip code)

The Northern Trust Company

50 S. LaSalle Street

Chicago, Illinois 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-4100

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

INDEPENDENT FRANCHISE PARTNERS
US EQUITY FUND

SEMI-ANNUAL REPORT
March 31, 2018

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

March 31, 2018 (Unaudited)

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SHAREHOLDER LETTER
March 31, 2018 (Unaudited)

Dear Shareholder:

We are pleased to present to shareholders the Semi-Annual Report for the Independent Franchise Partners US Equity Fund (the “Fund”), a series of the Advisers Investment Trust. This report contains the results of Fund operations for the six months ended March 31, 2018.

We appreciate the trust and confidence you have placed in us by choosing the Fund and its investment adviser, Independent Franchise Partners, LLP, and we look forward to continuing to serve your investing needs.

Sincerely,

Barbara J. Nelligan	Sandeep Ghela
President	Chief Operating Officer
Advisers Investment Trust	Independent Franchise Partners, LLP

1

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.1%
Automobiles & Components	1.9%
Harley-Davidson, Inc.		879,859	$37,728,354
Beverages	5.3%
Molson Coors Brewing Co. - Class B		1,418,838	106,881,067
Computers & Peripherals	3.4%
Apple Inc.		412,635	69,231,900
Diversified Financials	4.4%
S&P Global Inc.		459,128	87,720,996
Food Products	2.0%
Mondelez International, Inc. - Class A		942,422	39,327,270
Health Care Equipment & Supplies	3.1%
Abbott Laboratories		611,997	36,670,860
Dentsply Sirona Inc.		504,672	25,390,049
			62,060,909
Hotels, Restaurants & Leisure	3.3%
Chipotle Mexican Grill, Inc.(a)		203,694	65,815,568
Household Products	2.6%
Kimberly Clark Corp.		478,780	52,728,041
Information Services	2.5%
Equifax Inc.		427,401	50,352,112
Internet Software & Services	4.3%
eBay Inc.(a)		2,149,293	86,487,550
IT Services	5.4%
Accenture PLC - Class A		714,707	109,707,525
Media	14.5%
News Corp. - Class A		3,010,736	47,569,629
News Corp. - Class B		816,751	13,149,691
Time Warner Inc.		1,161,095	109,816,365
Twenty-First Century Fox, Inc. - Class A		3,297,229	120,975,332
			291,511,017
Pharmaceuticals	17.0%
GlaxoSmithKline PLC		3,456,083	67,593,456
Johnson & Johnson		774,750	99,284,212
Merck & Co., Inc.		970,434	52,859,540
Novartis AG - REG		1,018,945	82,346,957
Zoetis Inc.		497,805	41,571,696
			343,655,861
Software	10.1%
Microsoft Corp.		1,192,644	108,852,618
Oracle Corp.		2,079,346	95,130,079
			203,982,697
Tobacco	16.3%
Altria Group, Inc.		1,832,360	114,192,675
British American Tobacco PLC		1,430,756	82,923,665

See notes to financial statements.

2

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Imperial Brands PLC		1,908,026	$64,943,068
Philip Morris International Inc.		678,071	67,400,257
			329,459,665
TOTAL COMMON STOCKS (Cost $1,587,056,854)			1,936,650,532
TOTAL INVESTMENTS
(Cost $1,587,056,854)	96.1%		1,936,650,532
NET OTHER ASSETS (LIABILITIES)	3.9%		79,446,981
NET ASSETS	100.0%		$2,016,097,513

(a)	Non-income producing security.

Abbreviations:

REG – Registered

At March 31, 2018, the Fund’s investments were concentrated in the following countries:

Country Allocation	Percentage of Net Assets
United States	81.4%
United Kingdom	10.6
Switzerland	4.1
TOTAL	96.1%

See notes to financial statements.

3

ADVISERS INVESTMENT TRUST
STATEMENT OF ASSETS & LIABILITIES
March 31, 2018 (Unaudited)

Independent Franchise Partners US Equity Fund
Assets:
Investments, at value (Cost: $1,587,056,854)	$1,936,650,532
Cash	90,723,310
Foreign currency (Cost: $1,002,077)	1,002,263
Receivable for dividends	6,031,856
Reclaims receivable	2,286,367
Receivable for investments sold	2,438,480
Prepaid expenses	26,911
Total Assets	2,039,159,719
Liabilities:
Securities purchased payable	996,798
Capital shares redeemed payable	20,613,611
Investment advisory fees payable	1,191,049
Accounting and Administration fees payable	174,003
Regulatory and Compliance fees payable	29,720
Risk Officer fees payable	7,557
Accrued expenses and other payable	49,468
Total Liabilities	23,062,206
Net Assets	$2,016,097,513
Net assets	$2,016,097,513
Shares of common stock outstanding	114,989,893
Net asset value per share	$17.53
Net Assets:
Paid in capital	$1,600,857,378
Accumulated net investment income	9,646,149
Accumulated net realized gain	55,919,921
Net unrealized appreciation	349,674,065
Net Assets	$2,016,097,513

See notes to financial statements.

4

ADVISERS INVESTMENT TRUST
STATEMENT OF OPERATIONS
For the six months ended March 31, 2018 (Unaudited)

Independent Franchise Partners US Equity Fund
Investment Income:
Dividend income (Net of foreign witholding tax of $465,017)	$23,965,713
Operating expenses:
Investment advisory	6,881,811
Accounting and Administration	498,026
Regulatory and Compliance	175,885
Risk Officer	18,948
Trustees	19,893
Other	89,101
Total expenses before reductions	7,683,664
Expenses reduced by Service Providers	(1,750)
Net expenses	7,681,914
Net investment income	16,283,799
Realized and Unrealized Gains from Investment Activities:
Net realized gains from investment transactions	64,292,908
Net realized gains from foreign currency transactions	54,467
Change in unrealized appreciation on investments	2,624,924
Change in unrealized appreciation on foreign currency	6,976
Net realized and unrealized gains from investment activities	66,979,275
Change in Net Assets Resulting from Operations	$83,263,074

See notes to financial statements.

5

ADVISERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2018 (Unaudited) and the year ended September 30, 2017

	Independent Franchise Partners US Equity Fund
	March 31, 2018	September 30, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$16,283,799	$24,935,728
Net realized gains from investment and foreign currency transactions	64,347,375	72,126,197
Change in unrealized appreciation on investments and foreign currency	2,631,900	114,532,840
Change in net assets resulting from operations	83,263,074	211,594,765
Dividends paid to shareholders:
From net investment income	(26,164,818)	(21,068,926)
From net realized gains	(72,409,086)	(35,279,147)
Total dividends paid to shareholders	(98,573,904)	(56,348,073)
Capital Transactions:
Proceeds from sale of shares	68,498,933	373,249,541
Value of shares issued to shareholders in reinvestment of dividends	94,269,405	52,738,557
Value of shares redeemed	(60,390,186)	(210,268,796)
Change in net assets from capital transactions	102,378,152	215,719,302
Change in net assets	87,067,322	370,965,994
Net assets:
Beginning of period	1,929,030,191	1,558,064,197
End of period	$2,016,097,513	$1,929,030,191
Accumulated net investment income	$9,646,149	$19,527,168
Share Transactions:
Sold	3,863,764	22,148,665
Reinvested	5,290,090	3,374,188
Redeemed	(3,386,186)	(12,431,329)
Change	5,767,668	13,091,524

See notes to financial statements.

6

ADVISERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
For the periods indicated

	Independent Franchise Partners US Equity Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$17.66		$16.21	$14.57	$14.65		$13.03	$11.38
Income (loss) from operations:
Net investment income	0.14		0.23	0.22	0.23		0.18	0.21
Net realized and unrealized gains from investments	0.63		1.80	2.59	0.16		1.80	1.60
Total from investment operations	0.77		2.03	2.81	0.39		1.98	1.81
Less distributions paid:
From net investment income	(0.24)		(0.22)	(0.24)	(0.18)		(0.19)	(0.15)
From net realized gains on investments	(0.66)		(0.36)	(0.93)	(0.29)		(0.17)	(0.01)
Total distributions paid	(0.90)		(0.58)	(1.17)	(0.47)		(0.36)	(0.16)
Increase from redemption fees(a)	—		—	—	—		—	—
Change in net asset value	(0.13)		1.45	1.64	(0.08)		1.62	1.65
Net asset value, end of period	$17.53		$17.66	$16.21	$14.57		$14.65	$13.03
Total return(b)	4.28%		12.99%	20.23%	2.56%		15.37%	16.08%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$2,016,098		$1,929,030	$1,558,064	$946,110		$871,644	$582,018
Ratio of net expenses to average net assets	0.76	%(c)	0.77%	0.79%	0.80%		0.81%	0.84%
Ratio of net investment income to average net assets	1.61	%(c)	1.42%	1.64%	1.54%		1.59%	1.89%
Ratio of gross expenses to average net assets	0.76	%(c)	0.77%	0.79%	0.80	%(d)	0.81%	0.85	%(d)
Portfolio turnover rate(b)	16.44%		30.72%	19.29%	45.30%		28.64%	20.70%

(a)	Redemption fees were less than $0.005 per share.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See notes to financial statements.

7

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 15, 2017. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. These financial statements and notes only relate to the IFP US Equity Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A. Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 — quoted prices in active markets for identical assets

●	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

8

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2018 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
IFP US Equity Fund
Common Stocks(1)	$1,936,650,532	$—	$—	$1,936,650,532
Total Investments	$1,936,650,532	$—	$—	$1,936,650,532

(1)	See investment industries in the Schedule of Investments.

As of March 31, 2018, there were no Level 2 or Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the six months ended March 31, 2018.

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. At financial reporting period ends, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

9

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

REDEMPTION FEES

The Fund will charge a redemption fee of 0.25% of the total redemption amount if you sell your shares, regardless of the length of time you have held your shares and subject to certain exceptions and limitations described in the prospectus. The redemption fee is paid directly to the Fund and is intended to encourage long-term investment in the Fund, to facilitate portfolio management and to avoid (or compensate the Fund for the impact of) transaction and other Fund expenses incurred as a result of shareholder redemptions. Redemption fees charged for the six months ended March 31, 2018 were $136,922 and are reflected within the capital activity of the Fund.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2018, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s Federal tax returns filed for the tax years ended September 30, 2014, 2015, 2016 and 2017 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

10

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

B. Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Independent Franchise Partners, LLP (the “Adviser”) to provide investment management services to the Fund. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s daily net assets at the following annualized rates:

Advisor’s Assets Under Management(1)	Scale Discount for Assets in each Range(1)	Annualized Rate(1)	Effective Overall Annual Fee(1)
First $1 billion	—	0.88%	0.88%
$1 - 2 billion	0.10%	0.78%	at $2 billion 0.83%
$2 - 3 billion	0.20%	0.68%	at $3 billion 0.78%
$3 - 4 billion	0.30%	0.58%	at $4 billion 0.73%
$4 - 5 billion	0.40%	0.48%	at $5 billion 0.68%
Above $5 billion	—	—	0.68%

(1)	The Adviser’s total assets under management at the end of each calendar quarter are used to calculate the effective annual fee to be applied during the next calendar quarter. During the six months ended March 31, 2018, the effective annualized rate was 0.68% given the Adviser’s total assets under management were in excess of $5 billion during the period.

Foreside Financial Services, LLC (the “Distributor”), formerly BHIL Distributors, LLC, provides distribution services to the Fund pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $5,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. Through April 1, 2018, the Fund agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $150,000 relating to these services, and reimburse for certain expenses incurred on behalf of the Fund. Effective April 2, 2018, the total fee is subject to a minimum annual fee of $175,000 relating to these services. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations. For the period ended March 31, 2018, Northern Trust agreed to voluntarily waive certain fees. The waiver agreement may be terminated at any time and the waivers are not subject to recoupment. Amounts waived by Northern Trust are included in “Expenses reduced by Service Providers” on the Statement of Operations.

For the period ended March 31, 2018, Northern Trust made voluntary expense waivers of $1,750.

Foreside Management Services, LLC (“Foreside”) provides Regulatory Governance Services for the Fund pursuant to written agreements, including providing certain officers to the Fund. The Fund pays Foreside a tiered basis-point fee based on the Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Carne Global Financial Services (US) LLC (“Carne”) provides Risk Management and Oversight Services for the Fund pursuant to a written agreement between the Trust, on behalf of the Fund, and Carne, including providing the Risk Officer to the Fund to administer the Fund risk program and oversee the analysis of investment performance and performance of service providers. The Fund has agreed to pay Carne an annual fee of $30,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Carne pursuant to this agreement are reflected as “Risk Officer” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, Carne or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2018, the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $80,000 and reimbursement for certain expenses. Effective April 1, 2018, the Trust pays an annual retainer of $120,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2018, the aggregate Trustee compensation paid by the Trust was $120,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as Trustees expenses on the Statement of Operations.

11

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.85% of the average daily net assets of the Fund. For the six months ended March 31, 2018, there were no expenses reduced by the Adviser. The current agreement with the Adviser to waive fees and/or reimburse expenses cannot be terminated prior to January 30, 2019, at which time the Adviser will determine whether to renew or revise the agreement. Any fees waived or expenses reimbursed during a fiscal year are not subject to repayment from the Fund to the Adviser in subsequent fiscal years.

C. Investment Transactions

For the six months ended March 31, 2018, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Cost of Purchases	Proceeds from Sales
$349,771,919	$317,676,158

D. Federal Income Tax

As of March 31, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
IFP US Equity Fund	$1,592,905,131	$402,878,803	$(59,133,402)	$343,745,401

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2017 and September 30, 2016 for the Fund was as follows:

	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2017	$26,152,177	$30,195,896	$56,348,073	$—	$56,348,073
2016	$39,833,743	$37,662,445	$77,496,188	$—	$77,496,188

As of the latest tax year ended September 30, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
IFP US Equity Fund	$50,831,292	$38,543,183	$89,374,475	$—	$—	$341,176,490	$430,550,965

At September 30, 2017, the latest tax year end, the Fund had no capital loss carry-forwards available to offset future net capital gains.

E. Concentration of Ownership Risk

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

12

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
ADDITIONAL INFORMATION
March 31, 2018 (Unaudited)

A. Summary of Fund Holdings

Market Exposure (Unaudited)
Equity Securities	% of Net Assets
Pharmaceuticals	17.0%
Tobacco	16.3
Media	14.5
Software	10.1
IT Services	5.4
Beverages	5.3
Diversified Financials	4.4
Internet Software & Services	4.3
Computers & Peripherals	3.4
Hotels, Restaurants & Leisure	3.3
Health Care Equipment & Supplies	3.1
Household Products	2.6
Information Services	2.5
Food Products	2.0
Automobiles & Components	1.9
Total	96.1%

5 Largest Security Positions (Unaudited)
Issuer	% of Net Assets
Twenty-First Century Fox, Inc. - Class A	6.0%
Altria Group, Inc.	5.7
Time Warner Inc.	5.5
Accenture PLC - Class A	5.4
Microsoft Corp.	5.4
Total	28.0%

B. Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2017 and held for the entire period through March 31, 2018.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

13

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
ADDITIONAL INFORMATION
March 31, 2018 (Unaudited)

	Expense Ratio	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	*Expenses Paid 10/1/17-3/31/18
Actual	0.76%	$1,000.00	$1,042.80	$3.87
Hypothetical	0.76%	$1,000.00	$1,021.14	$3.83

*	Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

C. Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Trust at Independent Franchise Partners Funds c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 855-233-0437 or 312-557-7902; and (ii) on the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, by calling the Trust at 855-233-0437 or 312-557-7902; and (ii) on the Commission’s website at www.sec.gov.

The Fund files a complete Schedule of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q, which is available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

14

(This page has been intentionally left blank)

(This page has been intentionally left blank)

(This page has been intentionally left blank)

Investment Adviser
Independent Franchise Partners, LLP
Level 1, 10 Portman Square
London, W1H 6AZ
United Kingdom

Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, Illinois 60606

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

For Additional Information, call
855-233-0437 or 312-557-7902

VONTOBEL FUNDS

SEMI-ANNUAL REPORT

March 31, 2018

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

THE PAGE INTENTIONALLY LEFT BLANK

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS

March 31, 2018 (Unaudited)

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.9%
Consumer Discretionary	7.7%
Kangwon Land, Inc.		7,500	$198,424
Las Vegas Sands Corp.		6,432	462,461
Naspers Ltd. - Class N		2,043	500,446
Techtronic Industries Co. Ltd.		50,715	299,573
Zee Entertainment Enterprises Ltd.		48,738	432,562
			1,893,466
Consumer Staples	28.5%
Ambev S.A. - ADR		163,447	1,188,260
Amorepacific Corp.		1,416	421,120
Anheuser-Busch InBev S.A./N.V.		4,316	474,340
British American Tobacco Malaysia Bhd.		5,360	36,611
British American Tobacco PLC		3,992	234,727
CP ALL PCL - REG		184,363	518,834
Fomento Economico Mexicano S.A.B. de C.V. - ADR		7,872	719,737
Hanjaya Mandala Sampoerna Tbk PT		413,835	120,077
Heineken N.V.		7,086	762,611
ITC Ltd.		119,165	470,500
LG Household & Health Care Ltd.		488	553,057
Thai Beverage PCL		388,978	231,959
Unilever N.V. - CVA		13,853	783,089
Wal-Mart de Mexico S.A.B. de C.V.		182,556	467,055
			6,981,977
Energy	2.3%
Ultrapar Participacoes S.A.		25,814	554,523
Financials	26.3%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand - ADR		32,838	235,448
Bank Central Asia Tbk PT		219,750	373,095
Bank Pekao S.A.		8,058	290,631
Bank Rakyat Indonesia Persero Tbk PT(a)		959,287	251,784
BB Seguridade Participacoes S.A.		45,152	400,309
Credicorp Ltd.		1,461	331,705
HDFC Bank Ltd.		42,772	1,245,623
Hong Kong Exchanges & Clearing Ltd.		14,247	468,297
Housing Development Finance Corp. Ltd.		34,917	982,072
Malayan Banking Bhd.		90,700	248,557
Public Bank Bhd.		63,425	393,537
Remgro Ltd.		16,047	301,315
Samsung Fire & Marine Insurance Co. Ltd.		1,470	373,051
United Overseas Bank Ltd.		25,918	546,535
			6,441,959
Health Care	0.3%
China Biologic Products Holdings, Inc.(a)		751	60,831

See notes to financial statements.

1

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Industrials	2.7%
Airports of Thailand PCL - REG		113,400	$244,787
CCR S.A.		45,921	173,867
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B		25,100	250,122
			668,776
Information Technology	21.2%
Alibaba Group Holding Ltd. - ADR(a)		7,689	1,411,239
Autohome, Inc. - ADR		4,717	405,379
Cielo S.A.		73,115	458,208
HCL Technologies Ltd.		16,100	240,838
NetEase, Inc. - ADR		1,406	394,228
Taiwan Semiconductor Manufacturing Co. Ltd.		82,414	695,334
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		11,607	507,922
Tata Consultancy Services Ltd.		11,419	500,605
Tencent Holdings Ltd.		10,993	585,171
			5,198,924
Real Estate	1.5%
Link REIT		41,628	357,017
Telecommunication Services	4.0%
Bharti Infratel Ltd.		63,117	326,841
Telekomunikasi Indonesia Persero Tbk PT		2,501,450	656,503
			983,344
Utilities	3.4%
Equatorial Energia S.A.		8,551	185,190
Infraestructura Energetica Nova S.A.B. de C.V.		61,239	301,076
Power Grid Corp. of India Ltd.		119,318	355,459
			841,725
TOTAL COMMON STOCKS (Cost $20,439,671)			23,982,542
SHORT-TERM INVESTMENTS	1.6%
Northern Institutional
U.S. Government Select Portfolio, 1.46%		396,705	396,705
TOTAL SHORT-TERM INVESTMENTS (Cost $396,705)			396,705
TOTAL INVESTMENTS
(Cost $20,836,376)	99.5%		24,379,247
NET OTHER ASSETS (LIABILITIES)	0.5%		134,408
NET ASSETS	100.0%		$24,513,655

(a)	Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

REIT – Real Estate Investment Trust

See notes to financial statements.

2

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

At March 31, 2018, the Vontobel Global Emerging Markets Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATON BY COUNTRY	% OF NET ASSETS
India	18.6%
Brazil	12.1
China	11.7
Mexico	8.1
South Korea	6.3
Indonesia	5.7
Taiwan	4.9
Hong Kong	4.6
United Kingdom	4.1
Thailand	4.1
South Africa	3.3
Netherlands	3.1
Malaysia	2.8
Singapore	2.2
All other countries less than 2%	6.3
Total	97.9%

See notes to financial statements.

3

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.0%
Consumer Discretionary	21.2%
Amazon.com, Inc.(a)		1,005	$1,454,577
Booking Holdings, Inc.(a)		619	1,287,761
Industria de Diseno Textil S.A.		27,750	869,744
Naspers Ltd. - Class N		2,048	501,671
NIKE, Inc. - Class B		22,649	1,504,800
O’Reilly Automotive, Inc.(a)		1,878	464,580
Paddy Power Betfair PLC		11,103	1,140,772
Starbucks Corp.		16,680	965,605
TJX (The) Cos., Inc.		11,534	940,713
Walt Disney (The) Co.		9,307	934,795
			10,065,018
Consumer Staples	22.7%
Alimentation Couche-Tard, Inc. - Class B		29,086	1,301,967
Altria Group, Inc.		9,580	597,026
Ambev S.A. - ADR		92,118	669,698
Anheuser-Busch InBev S.A./N.V.		7,677	843,722
British American Tobacco PLC		30,631	1,778,164
Casey’s General Stores, Inc.		4,325	474,755
Nestle S.A. - REG		11,131	881,201
Philip Morris International, Inc.		14,772	1,468,337
Reckitt Benckiser Group PLC		14,278	1,209,902
Unilever N.V. - CVA		27,795	1,571,209
			10,795,981
Financials	17.1%
AIB Group PLC		110,789	668,041
Berkshire Hathaway, Inc. - Class B(a)		6,981	1,392,570
CME Group, Inc.		5,120	828,108
HDFC Bank Ltd.		10,711	311,930
HDFC Bank Ltd. - ADR		16,557	1,635,335
Housing Development Finance Corp. Ltd.		51,744	1,455,347
M&T Bank Corp.		2,797	515,655
PNC Financial Services Group (The), Inc.		3,042	460,072
Wells Fargo & Co.		16,325	855,593
			8,122,651
Health Care	6.3%
Abbott Laboratories		8,103	485,532
Medtronic PLC		14,421	1,156,852
UnitedHealth Group, Inc.		6,204	1,327,656
			2,970,040
Industrials	6.3%
Canadian National Railway Co.		7,791	569,411
Nielsen Holdings PLC		29,418	935,198

See notes to financial statements.

4

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
RELX N.V.		42,644	$884,693
Safran S.A.		5,698	603,824
			2,993,126
Information Technology	22.6%
Alibaba Group Holding Ltd. - ADR(a)		8,492	1,558,622
Alphabet, Inc. - Class C(a)		1,452	1,498,159
Facebook, Inc. - Class A(a)		4,685	748,616
Mastercard, Inc. - Class A		10,513	1,841,457
SAP S.E.		11,671	1,221,325
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		33,613	1,470,905
Tencent Holdings Ltd.		9,235	491,590
Visa, Inc. - Class A		15,952	1,908,178
			10,738,852
Materials	1.2%
Martin Marietta Materials, Inc.		2,707	561,161
Real Estate	1.6%
American Tower Corp.		5,193	754,751
TOTAL COMMON STOCKS (Cost $38,246,097)			47,001,580
SHORT-TERM INVESTMENTS	0.8%
Northern Institutional
U.S. Government Select Portfolio, 1.46%		378,861	378,861
TOTAL SHORT-TERM INVESTMENTS (Cost $378,861)			378,861
TOTAL INVESTMENTS
(Cost $38,624,958)	99.8%		47,380,441
NET OTHER ASSETS (LIABILITIES)	0.2%		82,643
NET ASSETS	100.0%		$47,463,084

(a)	Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

At March 31, 2018, the Vontobel Global Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATON BY COUNTRY	% OF NET ASSETS
United States	51.0%
United Kingdom	11.5
India	7.2
Ireland	6.2
China	4.3
Canada	3.9
Taiwan	3.1
Germany	2.6
All other countries less than 2%	9.2
Total	99.0%

See notes to financial statements.

5

ADVISERS INVESTMENT TRUST

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.0%
Consumer Discretionary	16.5%
Aptiv PLC		3,805	$323,311
Booking Holdings, Inc.(a)		648	1,348,093
Domino’s Pizza Group PLC		94,218	437,212
Industria de Diseno Textil S.A.		19,072	597,757
LVMH Moet Hennessy Louis Vuitton S.E.		2,042	629,730
Naspers Ltd. - Class N		1,692	414,467
Paddy Power Betfair PLC		7,631	784,043
Shimano, Inc.		3,555	512,511
Techtronic Industries Co. Ltd.		49,764	293,955
			5,341,079
Consumer Staples	24.9%
Alimentation Couche-Tard, Inc. - Class B		21,506	962,666
Ambev S.A. - ADR		70,801	514,723
Anheuser-Busch InBev S.A./N.V.		7,471	821,082
British American Tobacco PLC		21,403	1,242,468
Diageo PLC		9,616	325,310
L’Oreal S.A.		1,500	338,862
Nestle S.A. - REG		10,827	857,135
Philip Morris International, Inc.		9,489	943,207
Reckitt Benckiser Group PLC		11,040	935,517
Unilever N.V. - CVA		19,957	1,128,139
			8,069,109
Financials	11.2%
AIB Group PLC		128,280	773,509
HDFC Bank Ltd.		3,922	114,218
HDFC Bank Ltd. - ADR		12,268	1,211,710
Housing Development Finance Corp. Ltd.		41,915	1,178,897
UBS Group A.G. - REG(a)		20,131	354,471
			3,632,805
Health Care	4.1%
CSL Ltd.		2,890	347,513
Essilor International Cie Generale d’Optique S.A.		2,320	313,174
Grifols S.A.		23,750	672,723
			1,333,410
Industrials	13.2%
Aena SME S.A.		3,530	711,369
Canadian National Railway Co.		9,612	702,500
DCC PLC		6,852	631,377
RELX N.V.		30,084	624,123
Rentokil Initial PLC		76,893	293,431
Safran S.A.		6,208	657,869
Teleperformance		4,352	675,288
			4,295,957

See notes to financial statements.

6

ADVISERS INVESTMENT TRUST

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Information Technology	23.7%
Accenture PLC - Class A		4,048	$621,368
Alibaba Group Holding Ltd. - ADR(a)		7,190	1,319,653
Check Point Software Technologies Ltd.(a)		4,369	434,017
Constellation Software, Inc.		1,468	996,043
Keyence Corp.		569	353,148
Mastercard, Inc. - Class A		6,995	1,225,244
SAP S.E.		6,820	713,686
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		19,947	872,881
Tencent Holdings Ltd.		7,408	394,337
Visa, Inc. - Class A		6,278	750,974
			7,681,351
Materials	1.9%
HeidelbergCement A.G.		6,249	613,979
Real Estate	1.5%
Daito Trust Construction Co. Ltd.		2,783	480,986
TOTAL COMMON STOCKS (Cost $26,779,743)			31,448,676
SHORT-TERM INVESTMENTS	2.8%
Northern Institutional
U.S. Government Select Portfolio, 1.46%		893,453	893,453
TOTAL SHORT-TERM INVESTMENTS (Cost $893,453)			893,453
TOTAL INVESTMENTS
(Cost $27,673,196)	99.8%		32,342,129
NET OTHER ASSETS (LIABILITIES)	0.2%		61,799
NET ASSETS	100.0%		$32,403,928

(a)	Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

See notes to financial statements.

7

ADVISERS INVESTMENT TRUST

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

At March 31, 2018, the Vontobel International Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATON BY COUNTRY	% OF NET ASSETS
United Kingdom	16.4%
United States	13.2
Ireland	8.7
Canada	8.2
France	8.1
India	7.7
Spain	6.1
China	5.3
Japan	4.1
Germany	4.1
Switzerland	3.7
Taiwan	2.7
Belgium	2.5
All other countries less than 2%	6.2
Total	97.0%

See notes to financial statements.

 8

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.5%
Consumer Discretionary	25.2%
Amazon.com, Inc.(a)		149	$215,654
Aptiv PLC		1,466	124,566
Booking Holdings, Inc.(a)		150	312,058
Comcast Corp. - Class A		6,134	209,599
Home Depot (The), Inc.		1,246	222,087
Las Vegas Sands Corp.		2,757	198,228
NIKE, Inc. - Class B		3,831	254,532
O’Reilly Automotive, Inc.(a)		731	180,835
Royal Caribbean Cruises Ltd.		1,193	140,464
Starbucks Corp.		3,696	213,961
TJX (The) Cos., Inc.		2,514	205,042
Walt Disney (The) Co.		2,764	277,616
			2,554,642
Consumer Staples	19.8%
Alimentation Couche-Tard, Inc. - Class B		6,107	273,365
Altria Group, Inc.		2,389	148,882
British American Tobacco PLC - ADR		5,181	298,892
Casey’s General Stores, Inc.		1,514	166,192
Coca-Cola (The) Co.		2,209	95,937
Kraft Heinz (The) Co.		5,313	330,947
PepsiCo, Inc.		3,179	346,988
Philip Morris International, Inc.		3,412	339,153
			2,000,356
Financials	12.0%
Berkshire Hathaway, Inc. - Class B(a)		1,909	380,807
CME Group, Inc.		1,727	279,325
M&T Bank Corp.		587	108,219
Moody’s Corp.		344	55,487
PNC Financial Services Group (The), Inc.		1,185	179,220
Wells Fargo & Co.		3,946	206,810
			1,209,868
Health Care	11.2%
Abbott Laboratories		1,663	99,647
Becton Dickinson and Co.		529	114,634
Boston Scientific Corp.(a)		7,931	216,675
Edwards Lifesciences Corp.(a)		577	80,503
Medtronic PLC		3,735	299,622
UnitedHealth Group, Inc.		1,490	318,860
			1,129,941
Industrials	3.8%
Air Lease Corp.		4,193	178,705
Nielsen Holdings PLC		6,530	207,589
			386,294

See notes to financial statements.

 9

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Information Technology	17.8%
Adobe Systems, Inc.(a)		746	$161,196
Alphabet, Inc. - Class C(a)		310	319,855
Amphenol Corp. - Class A		291	25,064
Facebook, Inc. - Class A(a)		1,133	181,042
Mastercard, Inc. - Class A		2,288	400,766
Microsoft Corp.		2,220	202,619
Oracle Corp.		2,129	97,402
Visa, Inc. - Class A		3,422	409,339
			1,797,283
Materials	4.3%
Ecolab, Inc.		979	134,192
Martin Marietta Materials, Inc.		692	143,452
Sherwin-Williams (The) Co.		395	154,887
			432,531
Real Estate	2.4%
American Tower Corp.		1,701	247,223
TOTAL COMMON STOCKS (Cost $9,649,505)			9,758,138
SHORT-TERM INVESTMENTS	4.5%
Northern Institutional
U.S. Government Select Portfolio, 1.46%		455,017	455,017
TOTAL SHORT-TERM INVESTMENTS (Cost $455,017)			455,017
TOTAL INVESTMENTS (Cost $10,104,522)	101.0%		10,213,155
NET OTHER ASSETS (LIABILITIES)	(1.0%)		(99,405)
NET ASSETS	100.0%		$10,113,750

(a)	Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

At March 31, 2018, the Vontobel U.S. Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATON BY COUNTRY	% OF NET ASSETS
United States	86.6%
United Kingdom	4.2
Ireland	3.0
Canada	2.7
Total	96.5%

See notes to financial statements.

 10

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

STATEMENTS OF ASSETS & LIABILITIES

March 31, 2018 (Unaudited)

	Vontobel Global Emerging Markets Equity Institutional Fund	Vontobel Global Equity Institutional Fund	Vontobel International Equity Institutional Fund	Vontobel U.S. Equity Institutional Fund
Assets:
Investments, at value (Cost: $20,836,376, $38,624,958, $27,673,196 and $10,104,522, respectively)	$24,379,247	$47,380,441	$32,342,129	$10,213,155
Foreign currency (Cost: $16,089, $2,303, $5,104 and $0, respectively)	16,092	2,302	5,117	—
Receivable for dividends	52,265	70,598	67,710	362
Reclaims receivable	2,421	36,356	45,654	43
Receivable for investments sold	104,961	2,301	2,866	—
Receivable for capital shares sold	29,508	60,489	—	—
Receivable from Investment Adviser	10,973	—	—	1,987
Prepaid expenses	4,303	21,077	15,986	492
Total Assets	24,599,770	47,573,564	32,479,462	10,216,039
Liabilities:
Securities purchased payable	—	2,302	2,867	99,618
Investment advisory fees payable	—	6,002	1,214	—
Accounting and Administration fees payable	4,946	20,292	20,292	1,370
Regulatory and Compliance fees payable	10,170	23,033	15,544	157
Trustee fees payable	—	—	309	76
Accrued expenses and other payable	70,999	58,851	35,308	1,068
Total Liabilities	86,115	110,480	75,534	102,289
Net Assets	$24,513,655	$47,463,084	$32,403,928	$10,113,750

Class I Shares:
Net assets	$24,513,655	$47,463,084	$32,403,928	$10,113,750
Shares of common stock outstanding	2,193,277	3,566,193	2,608,777	1,000,500
Net asset value per share	$11.18	$13.31	$12.42	$10.11
Net Assets:
Paid in capital	$163,351,523	$37,694,278	$28,138,698	$10,005,000
Accumulated net investment loss	(381,376)	(348,566)	(224,101)	(312)
Accumulated net realized gain (loss)	(142,000,437)	1,360,266	(181,723)	428
Net unrealized appreciation	3,543,945	8,757,106	4,671,054	108,634
Net Assets	$24,513,655	$47,463,084	$32,403,928	$10,113,750

See notes to financial statements.

11

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2018 (Unaudited)

	Vontobel Global Emerging Markets Equity Institutional Fund	Vontobel Global Equity Institutional Fund	Vontobel International Equity Institutional Fund	Vontobel U.S. Equity Institutional Fund(a)
Investment Income:
Dividend income (Net of foreign witholding tax of $10,370, $11,302, $14,368 and $64, respectively)	$141,957	$283,660	$165,972	$404
Operating expenses:
Investment advisory	76,709	166,460	115,417	551
Accounting and Administration	62,329	62,329	62,329	1,370
Regulatory and Compliance	19,396	48,480	31,282	157
Trustees	5,474	14,516	9,183	76
Legal	4,704	12,339	7,889	200
Audit	7,915	18,782	12,059	174
Registration	11,584	12,097	11,165	535
Other	30,988	16,671	10,827	191
Total expenses before reductions	219,099	351,674	260,151	3,254
Expenses reduced by Investment Adviser	(124,810)	(137,486)	(113,816)	(2,538)
Net expenses	94,289	214,188	146,335	716
Net investment income (loss)	47,668	69,472	19,637	(312)
Realized and Unrealized Gains (Losses) from
Investment Activities:
Net realized gains from investment transactions	284,237	1,701,638	546,542	—
Net realized gains (losses) from foreign currency transactions	(15,246)	(2,213)	(2,115)	428
Change in unrealized appreciation on investments (net of the change in deferred foreign capital gains taxes of $9,278, $—, $— and $—, respectively)	646,562	651,518	110,654	108,633
Change in unrealized appreciation on foreign currency	2,126	751	747	1
Net realized and unrealized gains from investment activities	917,679	2,351,694	655,828	109,062
Change in Net Assets Resulting from Operations	$965,347	$2,421,166	$675,465	$108,750

(a)	For the period from March 27, 2018, commencement of operations, to March 31, 2018.

See notes to financial statements.

12

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2018 (Unaudited) and the year ended September 30, 2017

	Vontobel Global Emerging Markets Equity Institutional Fund		Vontobel Global Equity Institutional Fund
	March 31, 2018	September 30, 2017	March 31, 2018	September 30, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$47,668	$142,536	$69,472	$236,678
Net realized gains (losses) from investment and foreign currency transactions	268,991	(201,966)	1,699,425	1,067,833
Change in unrealized appreciation on investments and foreign currency	648,688	1,672,721	652,269	5,569,205
Change in net assets resulting from operations	965,347	1,613,291	2,421,166	6,873,716
Dividends paid to shareholders:
From net investment income	(160,530)	—	(514,568)	(385,770)
From net realized gains	—	—	(1,125,520)	—
Total dividends paid to shareholders	(160,530)	—	(1,640,088)	(385,770)
Capital Transactions (Class I Shares):
Proceeds from sale of shares	8,010,071	5,187,953	2,834,926	8,249,757
Value of shares issued to shareholders in reinvestment of dividends	160,530	—	1,512,045	353,493
Value of shares redeemed	(570,882)	(3,778,400)	(3,989,986)	(1,421,355)
Change in net assets from capital transactions	7,599,719	1,409,553	356,985	7,181,895
Change in net assets	8,404,536	3,022,844	1,138,063	13,669,841
Net assets:
Beginning of period	16,109,119	13,086,275	46,325,021	32,655,180
End of period	$24,513,655	$16,109,119	$47,463,084	$46,325,021
Accumulated net investment income (loss)	$(381,376)	$(268,514)	$(348,566)	$96,530
Share Transactions (Class I Shares):
Sold	718,384	552,481	207,244	672,058
Reinvested	14,580	—	112,755	32,792
Redeemed	(50,482)	(430,102)	(292,700)	(119,903)
Change	682,482	122,379	27,299	584,947

(a)	For the period from March 27, 2018, commencement of operations, to March 31, 2018.

See notes to financial statements.

13

Vontobel International Equity Institutional Fund		Vontobel U.S. Equity Institutional Fund
March 31, 2018	September 30, 2017	March 31, 2018(a)

$19,637	$179,260	$(312)

544,427	503,742	428

111,401	2,481,319	108,634
675,465	3,164,321	108,750

(362,219)	(299,345)	—
—	—	—
(362,219)	(299,345)	—

4,494,885	7,708,958	10,005,000

362,219	299,184	—
(885,000)	(745,452)	—
3,972,104	7,262,690	10,005,000
4,285,350	10,127,666	10,113,750

28,118,578	17,990,912	—
$32,403,928	$28,118,578	$10,113,750
$(224,101)	$118,481	$(312)

357,997	665,472	1,000,500
28,748	31,068	—
(70,060)	(62,905)	—
316,685	633,635	1,000,500

See notes to financial statements.

14

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Class I Shares
Vontobel Global Emerging Markets Equity Institutional Fund	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 2013(a)
Net asset value, beginning of period	$10.66	$9.43	$8.50		$9.79	$9.10	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03 (b)	0.10 (b)	(0.01	)(b)	0.12 (b)	0.12	0.04
Net realized and unrealized gains (losses) from investments	0.59	1.13	1.07		(1.23)	0.63	(0.94)
Total from investment operations	0.62	1.23	1.06		(1.11)	0.75	(0.90)
Less distributions paid:
From net investment income	(0.10)	—	(0.13)		(0.18)	(0.06)	—
Total distributions paid	(0.10)	—	(0.13)		(0.18)	(0.06)	—
Change in net asset value	0.52	1.23	0.93		(1.29)	0.69	(0.90)
Net asset value, end of period	$11.18	$10.66	$9.43		$8.50	$9.79	$9.10
Total return(c)	5.64%	13.04%	12.59%		(11.49%)	8.32%	(9.00%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$24,514	$16,109	$13,086		$992,145	$882,190	$615,739
Ratio of net expenses to average net assets(d)	0.98%	0.98%	1.02%		0.98%	1.00%	1.08%
Ratio of net investment income (loss) to average net assets(d)	0.50%	1.05%	(0.14%)		1.24%	1.42%	1.36%
Ratio of gross expenses to average net assets(d)	2.28%	3.56%	1.04	%(e)	—	—	—
Portfolio turnover rate(c)	12.52%	50.16%	115.20%		26.76%	43.44%	5.01%

(a)	For the period from May 22, 2013, commencement of operations, to September 30, 2013.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Represents the gross expense ratio for the year ended September 30, 2016. For the period from March 15, 2016 (implementation date of the expense limit) through September 30, 2016, the annualized gross expense was 1.38%.

See notes to financial statements.

15

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Class I Shares
Vontobel Global Equity Institutional Fund	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015(a)
Net asset value, beginning of period	$13.09	$11.05	$10.15	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.02	0.07	0.11	0.10
Net realized and unrealized gains from investments	0.68	2.10	0.86	0.05
Total from investment operations	0.70	2.17	0.97	0.15
Less distributions paid:
From net investment income	(0.15)	(0.13)	(0.07)	—
From net realized gains	(0.33)	—	—	—
Total distributions paid	(0.48)	(0.13)	(0.07)	—
Change in net asset value	0.22	2.04	0.90	0.15
Net asset value, end of period	$13.31	$13.09	$11.05	$10.15
Total return(c)	5.30%	19.88%	9.56%	1.50%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$47,463	$46,325	$32,655	$14,662
Ratio of net expenses to average net assets(d)	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets(d)	0.29%	0.62%	1.03%	1.28%
Ratio of gross expenses to average net assets(d)	1.48%	1.73%	1.79%	2.27%
Portfolio turnover rate(c)	19.20%	35.92%	101.78%	39.00%

(a)	For the period from January 2, 2015, commencement of operations, to September 30, 2015.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See notes to financial statements.

16

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I Shares
Vontobel International Equity Institutional Fund	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015(a)
Net asset value, beginning of period	$12.27	$10.85	$10.14	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.01	0.10	0.10	0.15
Net realized and unrealized gains (losses) from investments	0.29	1.50	0.71	(0.01)
Total from investment operations	0.30	1.60	0.81	0.14
Less distributions paid:
From net investment income	(0.15)	(0.18)	(0.10)	—
Total distributions paid	(0.15)	(0.18)	(0.10)	—
Change in net asset value	0.15	1.42	0.71	0.14
Net asset value, end of period	$12.42	$12.27	$10.85	$10.14
Total return(c)	2.46%	15.21%	8.06%	1.40%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$32,404	$28,119	$17,991	$27,653
Ratio of net expenses to average net assets(d)	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets(d)	0.13%	0.86%	0.97%	1.87%
Ratio of gross expenses to average net assets(d)	1.69%	2.13%	1.78%	1.80%
Portfolio turnover rate(c)	18.85%	36.03%	77.92%	30.76%

(a)	For the period from January 2, 2015, commencement of operations, to September 30, 2015.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See notes to financial statements.

17

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I Shares
Vontobel U.S. Equity Institutional Fund	Period Ended March 31, 2018(a) (Unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment loss(b)	(—	)(c)
Net realized and unrealized gains from investments	0.11
Total from investment operations	0.11
Less distributions paid:
From net investment income	—
Change in net asset value	0.11
Net asset value, end of period	$10.11
Total return(d)	1.10%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$10,114
Ratio of net expenses to average net assets(e)	0.65%
Ratio of net investment loss to average net assets(e)	(0.28%)
Ratio of gross expenses to average net assets(e)	2.95%
Portfolio turnover rate(d)	0.00%

(a)	For the period from March 27, 2018, commencement of operations, to March 31, 2018.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount is less than $(0.005) per share.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See notes to financial statements.

18

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 15, 2017. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Vontobel Global Emerging Markets Equity Institutional Fund, the Vontobel Global Equity Institutional Fund, the Vontobel International Equity Institutional Fund, and the Vontobel U.S. Equity Institutional Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “Vontobel Funds”) are each a series of the Trust and commenced operations on May 22, 2013, January 2, 2015, January 2, 2015, and March 27, 2018, respectively. The Funds are authorized to issue multiple classes of shares, however, only the Class I shares are currently being offered and have commenced operations. These financial statements and notes only relate to the Vontobel Funds.

The Funds are each diversified funds and have an investment objective of providing capital appreciation.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

A. Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 —quoted prices in active markets for identical assets

●	Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 —significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

19

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), a Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2018 in valuing each Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Vontobel Global Emerging Markets Equity Institutional Fund
Common Stocks
Consumer Discretionary	$660,885	$1,232,581	$—	$1,893,466
Consumer Staples	2,918,785	4,063,192	—	6,981,977
Energy	554,523	—	—	554,523
Financials	1,982,607	4,459,352	—	6,441,959
Health Care	60,831	—	—	60,831
Industrials	173,867	494,909	—	668,776
Information Technology	3,872,310	1,326,614	—	5,198,924
Real Estate	—	357,017		357,017
Telecommunications Services	—	983,344	—	983,344
Utilities	185,190	656,535	—	841,725
Short-Term Investments	396,705	—	—	396,705
Total Investments	$10,805,703	$13,573,544	$—	$24,379,247
Vontobel Global Equity Institutional Fund
Common Stocks
Consumer Discretionary	$7,552,831	$2,512,187	$—	$10,065,018
Consumer Staples	4,511,783	6,284,198	—	10,795,981
Financials	5,687,333	2,435,318	—	8,122,651
Health Care	2,970,040	—	—	2,970,040
Industrials	1,504,609	1,488,517	—	2,993,126
Information Technology	9,025,937	1,712,915	—	10,738,852
Materials	561,161	—	—	561,161
Real Estate	754,751	—	—	754,751

20

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investments	$378,861	$—	$—	$378,861
Total Investments	$32,947,306	$14,433,135	$—	$47,380,441
Vontobel International Equity Institutional Fund
Common Stocks
Consumer Discretionary	$2,183,915	$3,157,164	$—	$5,341,079
Consumer Staples	2,420,596	5,648,513	—	8,069,109
Financials	1,211,710	2,421,095	—	3,632,805
Health Care	—	1,333,410	—	1,333,410
Industrials	702,500	3,593,457	—	4,295,957
Information Technology	6,573,328	1,108,023	—	7,681,351
Materials	—	613,979	—	613,979
Real Estate	480,986	—	—	480,986
Short-Term Investments	893,453	—	—	893,453
Total Investments	$14,466,488	$17,875,641	$—	$32,342,129
Vontobel U.S. Equity Institutional Fund
Common Stocks
Consumer Discretionary	$2,554,642	$—	$—	$2,554,642
Consumer Staples	2,000,356	—	—	2,000,356
Financials	1,209,868	—	—	1,209,868
Health Care	1,129,941	—	—	1,129,941
Industrials	386,294	—	—	386,294
Information Technology	1,797,283	—	—	1,797,283
Materials	432,531	—	—	432,531
Real Estate	247,223	—	—	247,223
Short-Term Investments	455,017	—	—	455,017
Total Investments	$10,213,155	$—	$—	$10,213,155

21

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

As of March 31, 2018, there were no Level 3 securities held by the Funds. The Funds disclose all transfers between levels based on valuations at the end of each reporting period. At March 31, 2018, the Funds had transfers as follows:

Transfers from Level 1 to Level 2
Portfolio	Value	Reason
Vontobel Global Emerging Markets Equity Institutional Fund
Common Stocks
Consumer Discretionary	$933,008	Foreign equity adjustment was applied in current period.
Consumer Staples	3,544,358	Foreign equity adjustment was applied in current period.
Financials	4,207,568	Foreign equity adjustment was applied in current period.
Industrials	250,122	Foreign equity adjustment was applied in current period.
Information Technology	1,085,776	Foreign equity adjustment was applied in current period.
Real Estate	357,017	Foreign equity adjustment was applied in current period.
Telecommunication Services	656,503	Foreign equity adjustment was applied in current period.
Utilities	656,535	Foreign equity adjustment was applied in current period.

Vontobel Global Equity Institutional Fund
Common Stocks
Consumer Discretionary	$2,512,187	Foreign equity adjustment was applied in current period.
Consumer Staples	6,284,198	Foreign equity adjustment was applied in current period.
Financials	1,767,277	Foreign equity adjustment was applied in current period.
Industrial	884,693	Foreign equity adjustment was applied in current period.
Information Technology	1,712,915	Foreign equity adjustment was applied in current period.

Vontobel International Equity Institutional Fund
Common Stocks
Consumer Discretionary	$2,863,209	Foreign equity adjustment was applied in current period.
Consumer Staples	5,648,513	Foreign equity adjustment was applied in current period.
Financials	1,647,586	Foreign equity adjustment was applied in current period.
Health Care	1,333,410	Foreign equity adjustment was applied in current period.
Industrials	2,642,157	Foreign equity adjustment was applied in current period.
Information Technology	1,108,023	Foreign equity adjustment was applied in current period.

CURRENCY TRANSACTIONS

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in Net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.

22

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to distribute substantially all of their net investment income as dividends to shareholders on an annual basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”).These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2018, the Funds did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Vontobel Global Emerging Markets Equity Institutional Fund’s Federal tax returns filed for the tax years ended 2014, 2015, 2016 and 2017, and the Vontobel Global Equity Institutional and the Vontobel International Equity Institutional Funds’ Federal tax returns filed for the tax years ended 2015, 2016 and 2017, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

23

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

CAPITAL GAIN TAXES

Investments in certain foreign securities may subject the Funds to capital gain taxes on the disposal of those securities. Any capital gains assessed will reduce the proceeds received on the sale and be reflected in net realized gain/loss on the transaction. The Funds estimate and accrue foreign capital gain taxes on certain investments held which impact the amount of unrealized appreciation/depreciation on such investments. During the six months ended March 31, 2018 the Funds did not pay or accrue capital gains taxes.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER RISKS

Securities markets outside the United States (“U.S.”), while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.

The Funds may invest in emerging market securities. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the trading and custody of such securities.

24

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

B. Fees and Transactions with Affiliates and Other Parties

The Funds have entered into an Investment Advisory Agreement (the “Agreement”) with Vontobel Asset Management, Inc. (the “Adviser” or “Vontobel”) to provide investment advisory services to the Funds. Under the terms of the Agreement, the Funds pay the Adviser an annual fee based on each Fund’s daily net assets as set forth in the following table. The total fees incurred by the Funds pursuant to the Agreement are reflected as Investment advisory fees on the Statements of Operations. In addition, the Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses with underlying investment companies and extraordinary expenses) exceed the rates in the table below.

Fund	Class	Advisory Fee	Expense Limitation
Vontobel Global Emerging Markets Equity Institutional Fund	Class I	0.80%	0.98%
Vontobel Global Equity Institutional Fund	Class I	0.70%	0.90%
Vontobel International Equity Institutional Fund	Class I	0.75%	0.95%
Vontobel U.S. Equity Institutional Fund	Class I	0.50% on first $500 million	0.65%
		0.45% on assets over
		$500 million

The expense limitation is effective until January 28, 2019 for the Vontobel Global Emerging Markets Equity Institutional Fund, the Vontobel Global Equity Institutional Fund and the Vontobel International Equity Institutional Fund. The expense limitation is effective until January 28, 2020 for the Vontobel U.S. Equity Institutional Fund. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three fiscal years from the year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

For the six months ended March 31, 2018, the Vontobel Funds incurred advisory fees payable to Vontobel, expense waivers/reimbursements from Vontobel, and paid expense recoupments to Vontobel as follows:

Fund	Advisory Fee to Vontobel	Expenses Reduced by Vontobel	Advisory Fees Recouped by Vontobel
Vontobel Global Emerging Markets Equity Institutional Fund	$76,709	$124,810	$—
Vontobel Global Equity Institutional Fund	166,460	137,486	—
Vontobel International Equity Institutional Fund	115,417	113,816	—
Vontobel U.S. Equity Institutional Fund	551	2,538	—

25

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

The balances of recoverable expenses to Vontobel by Fund at March 31, 2018 were as follows:

For the:	Expiring	Vontobel Global Emerging Markets Equity Institutional Fund	Vontobel Global Equity Institutional Fund	Vontobel International Equity Institutional Fund	Vontobel U.S. Equity Institutional Fund
Year ended September 30, 2015	September 30, 2018	$—	$125,708	$118,672	$—
Year ended September 30, 2016	September 30, 2019	67,356	208,054	172,637	—
Year ended September 30, 2017	September 30, 2020	349,660	315,211	244,846	—
Six months ended March 31, 2018	September 30, 2021	124,810	137,486	113,816	2,538
Balances of Recoverable Expenses to the Adviser		$541,826	$786,459	$649,971	$2,538

Foreside Financial Services, LLC (the “Distributor”), formerly BHIL Distributors, LLC, provides distribution services to the Funds pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. The Adviser, at its own expense, pays the Distributor $50,000 annually and reimburses for certain out-of-pocket expenses incurred on behalf of the Funds.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements between the Trust, on behalf of the Funds and Northern Trust. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Funds’ daily net assets, and certain per account and transaction charges. Through April 1, 2018, each Fund is subject to a minimum annual fee of $125,000 relating to these services, and reimbursement for certain expenses incurred on behalf of the Funds. Effective April 2, 2018, the total fee is subject to a minimum annual fee of $150,000 per Fund relating to these services. Total fees paid to Northern Trust pursuant to these agreements are reflected as Accounting and Administration fees on the Statements of Operations.

Foreside Management Services, LLC (“Foreside”) provides Regulatory Governance Services for the Funds pursuant to a written agreement, including providing certain officers to the Funds. Through April 2, 2018, the Funds have agreed to pay Foreside a tiered basis-point fee based on the Funds’ daily net assets, subject to an overall Vontobel complex minimum annual fee of $200,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Effective April 2, 2018, the total fee is subject to a complex minimum annual fee of $150,000 relating to these services. Total fees paid to Foreside pursuant to these agreements are reflected as Regulatory and Compliance fees on the Statements of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. Through March 31, 2018, the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $80,000 and reimbursement for certain expenses. Effective April 1, 2018, the Trust pays an annual retainer of $120,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2018, the aggregate Trustee compensation paid by the Trust was $120,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds are reflected as Trustees expenses on the Statements of Operations.

26

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

C. Investment Transactions

For the six months ended March 31, 2018, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	Cost of Purchases	Proceeds from Sales
Vontobel Global Emerging Markets Equity Institutional Fund	$10,112,714	$2,327,685
Vontobel Global Equity Institutional Fund	9,208,069	8,968,818
Vontobel International Equity Institutional Fund	9,584,502	5,603,161
Vontobel U.S. Equity Institutional Fund	9,649,505	—

D. Federal Income Tax

As of March 31, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Vontobel Global Emerging Markets Equity Institutional Fund	$21,310,503	$3,546,017	$(477,273)	$3,068,744
Vontobel Global Equity Institutional Fund	39,118,693	8,922,730	(660,982)	8,261,748
Vontobel International Equity Institutional Fund	27,975,538	4,801,920	(435,329)	4,366,591
Vontobel U.S. Equity Institutional Fund	10,104,522	136,245	(27,612)	108,633

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, real estate investment trusts and investments in certain foreign companies.

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2017 and September 30, 2016 for the Funds were as follows:

Vontobel Global Emerging Markets Equity Institutional Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2017	$—	$—	$—	$—	$—
2016	14,254,222	—	14,254,222	—	14,254,222

Vontobel Global Equity Institutional Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2017	$385,770	$—	$385,770	$—	$385,770
2016	141,663	—	141,663	—	141,663

Vontobel International Equity Institutional Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2017	$299,345	$—	$299,345	$—	$299,345
2016	304,722	—	304,722	—	304,722

27

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

As of the latest tax year ended September 30, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
Vontobel Global Emerging Markets Equity Institutional Fund	$—	$—	$—	$—	$(142,068,374)	$2,425,689	$(139,642,685)
Vontobel Global Equity Institutional Fund	480,239	903,157	1,383,396	—	—	7,604,332	8,987,728
Vontobel International Equity Institutional Fund	362,219	—	362,219	—	(666,448)	4,256,213	3,951,984

As the tax year ended September 30, 2017, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 are as follows:

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
Vontobel Global Emerging Markets Equity Institutional Fund*	$70,425,900	$71,642,474
Vontobel Global Equity Institutional Fund	—	—
Vontobel International Equity Institutional Fund	666,448	—

*	A significant portion of the capital loss carryover is subject to limitations under Section 382 of the Internal Revenue Service Code, and is available to the extent by the tax law to offset future net capital gain, if any.

During the fiscal year ended September 30, 2017, the Vontobel Global Equity Institutional Fund utilized $122,961 in capital loss carryforwards.

E. Concentration by Ownership

A significant portion of a Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of a Fund’s investment strategy.

28

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

March 31, 2018 (Unaudited)

A. Summary of Fund Holdings

Vontobel Global Emerging Markets Equity Institutional Fund

Market Exposure
% of Net Assets
Banks	16.0%
Beverages	13.8
Internet	9.8
Cosmetics/Personal Care	7.2
Diversified Financial Services	5.9
Semiconductors	4.9
Retail	4.0
Telecommunications	4.0
Media	3.8
Agriculture	3.5
Electric	3.4
Insurance	3.2
Lodging	2.7
Software	2.6
Commercial Services	2.6
Oil & Gas	2.3
Computers	2.0
Engineering & Construction	2.0
Real Estate Investment Trusts	1.5
Holding Companies-Diversified	1.2
Hand/Machine Tools	1.2
Pharmaceuticals	0.3
Total	97.9%

5 Largest Equity Positions
Issuer	% of Net Assets
Alibaba Group Holding Ltd. - ADR	5.8%
HDFC Bank Ltd	5.1
Ambev S.A. - ADR	4.9
Housing Development Finance Corp. Ltd	4.0
Unilever N.V. - CVA	3.2
Total	23.0%

Vontobel Global Equity Institutional Fund

Market Exposure
% of Net Assets
Internet	14.8%
Diversified Financial Services	12.7
Retail	10.6
Banks	9.4
Agriculture	8.1
Commercial Services	3.8
Healthcare-Products	3.5
Cosmetics/Personal Care	3.3
Beverages	3.2
Apparel	3.2
Semiconductors	3.1
Media	3.0
Insurance	2.9
Healthcare-Services	2.8
Software	2.6
Household Products/Wares	2.5
Entertainment	2.4
Food	1.8
Real Estate Investment Trusts	1.6
Aerospace/Defense	1.3
Transportation	1.2
Building Materials	1.2
Total	99.0%
5 Largest Equity Positions
Issuer	% of Net Assets
Visa, Inc. - Class A	4.0%
Mastercard, Inc. - Class A	3.9
British American Tobacco PLC	3.8
HDFC Bank Ltd. - ADR	3.5
Unilever N.V. - CVA	3.3
Total	18.5%

29

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

March 31, 2018 (Unaudited)

Vontobel International Equity Institutional Fund

Market Exposure
% of Net Assets
Diversified Financial Services	9.7%
Internet	9.4
Banks	7.6
Agriculture	6.7
Retail	6.2
Computers	5.3
Software	5.3
Beverages	5.1
Cosmetics/Personal Care	4.5
Household Products/Wares	2.9
Commercial Services	2.8
Semiconductors	2.7
Food	2.6
Entertainment	2.4
Engineering & Construction	2.2
Transportation	2.2
Pharmaceuticals	2.1
Aerospace/Defense	2.0
Oil & Gas	2.0
Apparel	1.9
Building Materials	1.9
Leisure Time	1.6
Real Estate	1.5
Media	1.3
Electronics	1.1
Biotechnology	1.1
Auto Parts & Equipment	1.0
Healthcare-Products	1.0
Hand/Machine Tools	0.9
Total	97.0%

5 Largest Equity Positions
Issuer	% of Net Assets
Booking Holdings, Inc.	4.2%
Alibaba Group Holding Ltd. - ADR	4.1
British American Tobacco PLC	3.8
Mastercard, Inc. - Class A	3.8
HDFC Bank Ltd. - ADR	3.8
Total	19.7%

Vontobel U.S. Equity Institutional Fund

Market Exposure
% of Net Assets
Diversified Financial Services	12.5%
Retail	12.5
Internet	10.2
Healthcare-Products	8.0
Agriculture	7.8
Banks	4.9
Media	4.8
Software	4.6
Beverages	4.4
Commercial Services	3.9
Insurance	3.8
Food	3.3
Healthcare-Services	3.2
Apparel	2.5
Real Estate Investment Trusts	2.4
Lodging	2.0
Chemicals	1.5
Building Materials	1.4
Leisure Time	1.4
Auto Parts & Equipment	1.2
Electronics	0.2
Total	96.5%

5 Largest Equity Positions
Issuer	% of Net Assets
Visa, Inc. - Class A	4.1%
Mastercard, Inc. - Class A	4.0
Berkshire Hathaway, Inc. - Class B	3.8
PepsiCo, Inc	3.4
Philip Morris International, Inc.	3.4
Total	18.7%

30

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

March 31, 2018 (Unaudited)

B. Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2017 and held for the entire period through March 31, 2018.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Vontobel Global Emerging Markets Equity Institutional Fund
		Beginning Account	Ending Account
	Expense	Value	Value	*Expenses Paid
	Ratio	10/1/2017	3/31/2018	10/1/17-3/31/18
Actual	0.98%	$1,000.00	$1,056.40	$5.02
Hypothetical	0.98%	$1,000.00	$1,020.04	$4.94

Vontobel Global Equity Institutional Fund
		Beginning Account	Ending Account
	Expense	Value	Value	*Expenses Paid
	Ratio	10/1/2017	3/31/2018	10/1/17-3/31/18
Actual	0.90%	$1,000.00	$1,053.00	$4.61
Hypothetical	0.90%	$1,000.00	$1,020.44	$4.53

Vontobel International Equity Institutional Fund
		Beginning Account	Ending Account
	Expense	Value	Value	*Expenses Paid
	Ratio	10/1/2017	3/31/2018	10/1/17-3/31/18
Actual	0.95%	$1,000.00	$1,024.60	$4.80
Hypothetical	0.95%	$1,000.00	$1,020.19	$4.78

Vontobel U.S. Equity Institutional Fund
		Beginning Account	Ending Account
	Expense	Value	Value	*Expenses Paid
	Ratio	10/1/2017	3/31/2018	10/1/17-3/31/18
Actual	0.65%	$1,000.00	$1,011.00	$0.07

31

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

March 31, 2018 (Unaudited)

Vontobel U.S. Equity Institutional Fund
		Beginning Account	Ending Account
	Expense	Value	Value	*Expenses Paid
	Ratio	10/1/2017	3/31/2018	10/1/17-3/31/18
Hypothetical	0.65%	$1,000.00	$1,021.69	$3.28

*	Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365). The Vontobel U.S. Equity Institutional launched on March 27, 2018.

C. Board Approval of Investment Advisory Agreement

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Agreement between the Trust and the Adviser with respect to the Vontobel Global Emerging Markets Equity Institutional Fund (the “Vontobel GEM Fund”), the Vontobel International Equity Institutional Fund (the “Vontobel IE Fund”), the Vontobel Global Equity Institutional Fund (the “Vontobel GE Fund”), and a new Vontobel U.S. Equity Institutional Fund (the “Vontobel U.S. Equity Fund”) be approved and renewed, at least annually, by a majority of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Funds or of the Adviser (“Independent Trustees”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Funds and their shareholders. The Board considered and approved the Agreement for the Funds at an in-person meeting held on March 7, 2018.

The Board requested, and the Adviser provided, both written and oral reports containing information and data relating to the following: (i) the nature, extent and quality of the services provided by the Adviser to the Funds; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee level reflects these economies of scale to the benefit of each Fund’s shareholders.

The Board examined the nature, extent, and quality of the advisory services provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided by the Adviser on its business, personnel and operations, and the advisory services provided to the Funds. The Board reviewed the Adviser’s investment philosophy and portfolio construction processes and the Adviser’s compliance program, pending litigation, insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the reports provided by the Adviser, there had been no material compliance issues or concerns raised or encountered since the last renewal of the Agreement and that there had been no material compliance issues in the past 36 months with respect to any of the mutual funds, private funds, or other pooled investment vehicles managed by the Adviser. The Board also noted that the Adviser had not been the subject of a regulatory examination or investigation in the past 36 months. The Board then considered key risk associated with the Funds and ways in which those risks are mitigated. Taking into account the personnel involved in servicing the Fund as well as the materials and services provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services expected from the Adviser.

The Board reviewed the investment performance of the Vontobel GEM Fund, the Vontobel IE Fund, and the Vontobel GE Fund and examined the selected peer groups and benchmarks for each. The Board reviewed the peer selection based on Morningstar’s Category list of mutual fund and the peer selections as further refined based on assets under management for each Fund. The Board reviewed each Fund’s performance for the since-inception, one-year, five-year, and ten-year periods through December 31, 2017, as applicable. The Board noted both the outperformance and underperformance of different Funds and considered the Adviser’s report regarding the contributors and detractors to the performance of each Fund. The Board also reviewed the performance of other pooled vehicles advised or sub-advised by the Adviser with a similar investment mandates for since-inception, one-year, five-year, and ten-year periods through December 31, 2017. The Board noted that the relative performance of the Funds did not vary significantly from the corresponding similar accounts. After considering the information presented to it, the Board expressed general satisfaction with the performance of the Vontobel Funds.

32

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

ADDITIONAL INFORMATION

March 31, 2018 (Unaudited)

With respect to the Vontobel U.S. Equity Fund, the Board considered performance of the Fund’s strategy and examined the selected peer groups and benchmark for the Fund. The Board recognized that, because the Vontobel U.S. Equity Fund had not yet commenced operations, the Trustees would review performance of the Fund over time. The Board, however, considered the investment performance of the U.S. Equity Composite for one, three, five, and ten year periods. The Board also reviewed the peer group of the Fund as identified by the Adviser and was satisfied with the proposed benchmark for the Fund.

The Board reviewed the cost of services provided and to be provided to the Funds and the profits realized by the Adviser, including assertions related to compensation and profitability. The Board discussed the advisory fee paid by each Fund and the total operating expenses of each Fund. The Board noted that the Adviser received management fees ranging from 0.50% to 0.80% of average daily net assets across the Funds. The Board reviewed the investment advisory fees paid by each Fund in comparison to the investment advisory fees paid by funds within the appropriate peer group and a comparable Morningstar category, noting that each Fund’s advisory fee was below the average for the peer group and the Morningstar category. The Board then reviewed the advisory fees paid by each existing Fund’s corresponding similarly-managed account and noted that the advisory fees for each existing Fund was less than the advisory fee paid to the Adviser by the similarly-managed account. The Board then considered the expense caps for each of the Funds. The Board also reviewed the average expense ratios of similarly-managed accounts and noted that the expense ratio for each of the Funds was below the average expense ratio for those vehicles. After considering the comparative data provided by the Adviser, the Board concluded that the advisory fees and expense ratios were reasonable.

The Board examined the profitability of the Adviser’s relationship with the Funds and considered information supplied by the Adviser. Among other things, the Board considered the overall financial condition of the Adviser and representations made thereto and to the overall importance of the Fund relationships to the Adviser’s business strategy.

In considering the economies of scales for the Funds, the Board considered the Adviser’s marketing and distribution plans, investment capacity, and breakeven points. The Board considered the Adviser’s representations that it believed that breakpoints were not necessary at this time as each of the Funds were priced competitively. The Board also noted that the Adviser was responsible for payment of all platform fees associated with the asset gathering for the Funds and the compensation paid to the Distributor.

The Board recognized that the Adviser and its affiliates may derive other benefits from its relationship with the Funds, noting that, among other things, any brokerage commissions generated by the Funds’ investment activity would contribute to the Adviser’s soft-dollar commission pool. Additionally, the Board noted that the Adviser may enjoy enhanced name recognition as an adviser in the Trust, which may facilitate the procurement of additional mandates.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to the various factors considered.

D.	Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 866-252-5393 (toll free) or 312-630-6583. Information about how the Funds voted proxies relating to portfolio securities for each 12 month period ending June 30th is available without charge, upon request, by calling the Trust at 866-252-5393 (toll free) or 312-630-6583 and on the SEC’s website at http://www.sec.gov.

The Funds file a complete Schedule of Investments with the Commission for the first and third quarters of each fiscal year on Form N-Q, which is available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

33

THE PAGE INTENTIONALLY LEFT BLANK

THE PAGE INTENTIONALLY LEFT BLANK

THE PAGE INTENTIONALLY LEFT BLANK

Investment Adviser

Vontobel Asset Management, Inc.

1540 Broadway

38th Floor

New York, NY 10036

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

Ernst & Young LLP

1900 Scripps Center

312 Walnut Street

Cincinnati, Ohio 45202

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information, call

866-252-5393 (toll free) or 312-630-6583

SEMI-ANNUAL REPORT

MARCH 31, 2018

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

March 31, 2018 (Unaudited)

(This page has been intentionally left blank)

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

SHAREHOLDER LETTER

March 31, 2018 (Unaudited)

Dear Shareholder:

We are pleased to present the March 2018 Semi-Annual Report for the JOHCM Funds (the “Funds”), a series of the Advisers Investment Trust. This report contains the results of operations for the six months ended March 31, 2018.

We appreciate the trust and confidence you have placed in us by choosing the Funds and the investment adviser, J O Hambro Capital Management Limited, and we look forward to continuing to serve your investing needs.

Sincerely,

Barbara J. Nelligan	Helen Vaughan
President	Chief Operating Officer
Advisers Investment Trust	J O Hambro Capital Management Limited

ADVISERS INVESTMENT TRUST

JOHCM ASIA EX-JAPAN EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.8%
China	26.8%
AAC Technologies Holdings, Inc.		491,373	$8,984,886
Anhui Conch Cement Co. Ltd. - Class H		1,371,633	7,566,586
Beijing Capital International Airport Co. Ltd. - Class H		3,860,395	5,225,441
China Life Insurance Co. Ltd. - Class H		749,000	2,080,991
China Merchants Bank Co. Ltd. - Class H		2,419,405	10,036,395
JD.com, Inc. - ADR(a)		237,608	9,620,748
Li Ning Co. Ltd.(a)		871,500	899,913
Ping An Insurance Group Co. of China Ltd. - Class H		842,252	8,666,420
Tencent Holdings Ltd.		351,400	18,705,451
Weibo Corp. - ADR(a)		183,126	21,890,882
			93,677,713
Hong Kong	8.0%
CK Hutchison Holdings Ltd.		737,116	8,862,051
Sands China Ltd.		2,129,158	11,561,329
Sun Hung Kai Properties Ltd.		475,000	7,566,697
			27,990,077
India	13.5%
Asian Paints Ltd.		136,054	2,346,258
Biocon Ltd.		203,325	1,861,892
Emami Ltd.		367,459	6,052,841
GAIL India Ltd.		1,166,838	5,918,988
ICICI Bank Ltd. - ADR		688,733	6,095,287
Nestle India Ltd.		2,550	322,301
PC Jeweller Ltd.		881,367	4,365,804
Ramco Systems Ltd.(a)		579,330	3,172,994
Reliance Industries Ltd.		765,713	10,412,095
Vedanta Ltd.		1,506,989	6,472,705
			47,021,165
Indonesia	5.4%
AKR Corporindo Tbk PT		19,363,977	8,012,645
Gudang Garam Tbk PT		2,077,237	10,967,520
			18,980,165
Italy	3.5%
PRADA S.p.A.		2,657,300	12,368,716
Malaysia	6.2%
CIMB Group Holdings Bhd.		4,073,400	7,571,806
Genting Malaysia Bhd.		7,490,228	9,488,655
Hong Leong Bank Bhd.		942,508	4,580,959
			21,641,420

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM ASIA EX-JAPAN EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Philippines	1.1%
Jollibee Foods Corp.		673,019	$3,866,552
South Korea	12.6%
Hana Financial Group, Inc.		155,000	6,652,828
Hanssem Co. Ltd.		54,567	7,909,374
Hyosung Corp.		6,251	718,405
ING Life Insurance Korea Ltd.(b)		119,060	4,987,362
KB Financial Group, Inc.		117,644	6,699,494
LG Household & Health Care Ltd.		5,026	5,696,039
POSCO		25,651	7,833,193
Woori Bank		257,987	3,545,839
			44,042,534
Taiwan	13.0%
Elite Material Co. Ltd.		1,206,200	3,905,247
Largan Precision Co. Ltd.		41,000	4,682,581
Makalot Industrial Co. Ltd.		1,239,065	5,843,243
Nien Made Enterprise Co. Ltd.		793,601	7,634,705
Taiwan Paiho Ltd.		1,817,787	5,174,617
Taiwan Semiconductor Manufacturing Co. Ltd.		2,174,000	18,342,216
			45,582,609
Thailand	2.4%
Thai Beverage PCL		14,146,330	8,435,891
United Kingdom	2.3%
HSBC Holdings PLC		834,400	7,915,158
TOTAL COMMON STOCKS (Cost $289,724,803)			331,522,000
TOTAL INVESTMENTS
(Cost $289,724,803)	94.8%		331,522,000
NET OTHER ASSETS (LIABILITIES)	5.2%		18,146,998
NET ASSETS	100.0%		$349,668,998

(a)	Non-income producing security.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

ADR – American Depositary Receipt

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM ASIA EX-JAPAN EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

At March 31, 2018 the industry sectors for the JOHCM Asia Ex-Japan Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	22.5%
Consumer Staples	9.0
Energy	3.0
Financials	19.7
Health Care	0.5
Industrials	6.3
Information Technology	22.8
Materials	7.1
Real Estate	2.2
Utilities	1.7
Total	94.8%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM ASIA EX-JAPAN EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Internet	14.4%
Banks	11.4
Lodging	6.0
Semiconductors	5.2
Apparel	5.2
Insurance	4.5
Building Materials	4.4
Diversified Financial Services	3.8
Electronics	3.7
Agriculture	3.1
Oil & Gas	3.0
Retail	2.6
Holding Companies-Diversified	2.5
Beverages	2.4
Distribution/Wholesale	2.3
Home Furnishings	2.3
Iron/Steel	2.2
Real Estate	2.2
Mining	1.9
Pharmaceuticals	1.7
Gas	1.7
Cosmetics/Personal Care	1.6
Engineering & Construction	1.5
Textiles	1.5
Miscellaneous Manufacturing	1.3
Software	0.9
Chemicals	0.7
Biotechnology	0.5
Metal Fabricate/Hardware	0.2
Food	0.1
Total	94.8%
5 Largest Security Positions
Issuer	% of Net Assets
Weibo Corp. - ADR	6.3%
Tencent Holdings Ltd	5.4
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3
PRADA S.p.A.	3.5
Sands China Ltd	3.3
Total	23.8%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.8%
Brazil	1.2%
BRF S.A.(a)		108,507	$750,341
BRF S.A. - ADR(a)		668,414	4,625,425
			5,375,766
China	14.4%
China Petroleum & Chemical Corp. - ADR		78,223	6,921,171
China Petroleum & Chemical Corp. - Class H		4,861,757	4,310,805
ENN Energy Holdings Ltd.		1,210,720	10,858,810
Haitian International Holdings Ltd.		1,097,012	3,336,504
Hengan International Group Co. Ltd.		1,446,456	13,479,392
Lenovo Group Ltd.		5,368,655	2,761,457
PICC Property & Casualty Co. Ltd. - Class H		4,168,247	7,371,914
Tingyi Cayman Islands Holding Corp.		4,088,197	8,548,150
Xinyi Solar Holdings Ltd.		11,279,513	4,597,409
			62,185,612
Czech Republic	1.0%
Komercni Banka A.S.		95,019	4,336,118
Hong Kong	9.9%
China Mobile Ltd.		596,263	5,455,549
China Mobile Ltd. - ADR		280,112	12,815,124
China Overseas Land & Investment Ltd.		2,578,820	9,065,624
China Overseas Property Holdings Ltd.		13,010,726	4,118,769
China Resources Land Ltd.		1,515,354	5,583,683
Haier Electronics Group Co. Ltd.(a)		1,548,438	5,575,607
			42,614,356
India	16.0%
Apollo Tyres Ltd.		2,038,132	8,712,592
Axis Bank Ltd.		787,399	6,202,897
Container Corp. of India Ltd.		205,563	3,940,257
HDFC Bank Ltd. - ADR		46,924	4,634,684
ICICI Bank Ltd. - ADR		1,292,877	11,441,961
Info Edge India Ltd.		189,744	3,425,849
ITC Ltd.		1,515,303	5,982,878
Reliance Industries Ltd.		827,507	11,252,364
Reliance Industries Ltd. - GDR(b)		54,199	1,469,674
Tata Motors Ltd. - ADR(a)		143,085	3,677,285
Yes Bank Ltd.		1,757,052	8,335,538
			69,075,979
Jersey	2.2%
Randgold Resources Ltd.		115,984	9,607,105

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Mexico	3.1%
Megacable Holdings S.A.B. de C.V. - CPO		880,462	$4,072,146
Wal-Mart de Mexico S.A.B. de C.V.		3,701,139	9,469,067
			13,541,213
Russia	5.7%
Lenta Ltd. - REG - GDR(a)		550,456	3,278,112
Magnit PJSC - REG - GDR		130,344	2,403,579
MMC Norilsk Nickel PJSC - ADR (London International Exchange)		280,123	5,198,658
MMC Norilsk Nickel PJSC - ADR (OTC U.S. Exchange)		9,533	178,267
Sberbank of Russia PJSC - ADR (London International Exchange)		691,579	12,915,953
Sberbank of Russia PJSC - ADR (OTC U.S. Exchange)		36,418	679,196
			24,653,765
South Africa	6.0%
Naspers Ltd. - Class N		105,901	25,941,154
South Korea	20.3%
Cheil Worldwide, Inc.		235,994	3,985,263
Com2uS Corp.		40,942	7,171,284
Hyundai Motor Co.		13,503	1,817,882
LG Household & Health Care Ltd.		6,056	6,863,353
NAVER Corp.		8,569	6,367,059
S-1 Corp.		95,414	8,853,030
Samsung Electronics Co. Ltd.		12,636	29,174,590
Samsung Electronics Co. Ltd. - GDR		10,244	11,765,181
SK Hynix, Inc.		156,579	11,942,840
			87,940,482
Taiwan	15.0%
Cathay Financial Holding Co. Ltd.		5,658,970	10,073,071
Cleanaway Co. Ltd.		370,000	2,322,255
Fubon Financial Holding Co. Ltd.		4,281,500	7,356,832
Hon Hai Precision Industry Co. Ltd.		4,331,388	13,577,833
MediaTek, Inc.		647,224	7,547,284
Mega Financial Holding Co. Ltd.		4,291,719	3,694,555
Primax Electronics Ltd.		1,187,384	2,533,021
Shin Kong Financial Holding Co. Ltd.		15,887,620	6,266,338
Taiwan Semiconductor Manufacturing Co. Ltd.		678,675	5,726,037
Tong Yang Industry Co. Ltd.		3,071,000	5,519,100
			64,616,326
TOTAL COMMON STOCKS (Cost $362,909,555)			409,887,876

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
EQUITY-LINKED SECURITIES	0.9%
India	0.9%
ITC Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 5/22/18(b)		531,810	$2,099,748
Reliance Industries Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 5/29/18(b)		61,132	831,268
Reliance Industries Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 9/27/18(b)		61,132	831,267
			3,762,283
TOTAL EQUITY-LINKED SECURITIES (Cost $3,011,765)			3,762,283
PREFERRED STOCKS	1.3%
South Korea	1.3%
Hyundai Motor Co. - REG - GDR, 2.21%(c)		1,001	40,207
Hyundai Motor Co. Ltd., 4.75%(c)		68,002	5,454,706
			5,494,913
TOTAL PREFERRED STOCKS (Cost $6,360,896)			5,494,913
TOTAL INVESTMENTS
(Cost $372,282,216)	97.0%		419,145,072
NET OTHER ASSETS (LIABILITIES)	3.0%		13,131,079
NET ASSETS	100.0%		$432,276,151

(a)	Non-income producing security.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(c)	Current yield is disclosed. Dividends are calculated based on a percentage of issuer’s net income.

Abbreviations:

ADR – American Depositary Receipt

CPO – Certificados de Partcipatión Ordinario

GDR – Global Depositary Receipt

REG – Registered

At March 31, 2018 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	15.0%
Consumer Staples	13.3
Energy	5.9
Financials	19.3
Industrials	4.3
Information Technology	24.7
Materials	3.5
Real Estate	4.3
Telecommunication Services	4.2
Utilities	2.5
Total	97.0%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Market Exposure
Equity and Equity-Linked Securities	% of Net Assets
Semiconductors	15.3%
Banks	11.2
Media	7.0
Oil & Gas	5.9
Insurance	5.5
Real Estate	4.3
Telecommunications	4.2
Food	3.8
Mining	3.5
Auto Parts & Equipment	3.3
Electronics	3.1
Healthcare-Products	3.1
Retail	3.0
Commercial Services	2.8
Diversified Financial Services	2.6
Auto Manufacturers	2.5
Gas	2.5
Agriculture	1.9
Software	1.7
Cosmetics/Personal Care	1.6
Internet	1.5
Home Furnishings	1.3
Computers	1.2
Energy-Alternate Sources	1.1
Advertising	0.9
Transportation	0.9
Machinery-Diversified	0.8
Environmental Control	0.5
Total	97.0%
5 Largest Security Positions
Issuer	% of Net Assets
Samsung Electronics Co. Ltd.	6.8%
Naspers Ltd. - Class N	6.0
Hon Hai Precision Industry Co. Ltd.	3.2
Hengan International Group Co. Ltd.	3.1
Sberbank of Russia PJSC - ADR (London International Exchange)	3.0
Total	22.1%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	92.5%
Australia	0.5%
Orocobre Ltd.(a)		35,836	$150,379
Austria	1.1%
Vienna Insurance Group A.G. Wiener Versicherung Gruppe		9,402	315,026
Bermuda	0.5%
Central European Media Enterprises Ltd. - Class A(a)		31,609	132,758
Brazil	3.9%
B2W Cia Digital(a)		9,928	77,104
Construtora Tenda S.A.(a)		18,300	146,058
Estacio Participacoes S.A.		8,100	85,798
International Meal Co. Alimentacao S.A.(a)		72,288	186,114
Magazine Luiza S.A.		15,100	447,816
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.		31,192	171,953
			1,114,843
Canada	2.3%
Fortuna Silver Mines, Inc.(a)		42,191	219,815
Gran Tierra Energy, Inc.(a)		84,013	234,396
Guyana Goldfields, Inc.(a)		53,779	207,878
			662,089
Chile	2.1%
Geopark Ltd.(a)		9,500	117,800
SONDA S.A.		130,548	253,444
Vina Concha y Toro S.A.		100,374	217,003
			588,247
China	16.6%
BEST, Inc. - ADR(a)		17,714	182,454
China Conch Venture Holdings Ltd.		86,000	263,954
China Lilang Ltd.		295,000	371,242
China Lodging Group Ltd. - ADR		895	117,881
Chinasoft International Ltd.(a)		248,000	224,209
Haitian International Holdings Ltd.		54,000	164,238
Hollysys Automation Technologies Ltd.		9,033	223,296
Hua Hong Semiconductor Ltd.(b)		208,972	418,276
JNBY Design Ltd.		84,500	172,766
Kingdee International Software Group Co. Ltd.		536,000	545,648
Luye Pharma Group Ltd.		367,000	354,780
Maanshan Iron & Steel Co. Ltd. - Class H		760,000	329,398
Minth Group Ltd.		16,000	73,348
Noah Holdings Ltd. - ADS(a)		4,086	192,900
Shanghai Jin Jiang International Hotels Group Co. Ltd. - Class H		870,000	359,132
Silergy Corp.		4,613	102,838

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sinotrans Ltd. - Class H		688,000	$381,542
Uni-President China Holdings Ltd.		315,000	273,956
			4,751,858
Greece	0.7%
Eurobank Ergasias S.A.(a)		198,548	189,488
Hong Kong	9.8%
China Jinmao Holdings Group Ltd.		272,000	157,080
China Overseas Property Holdings Ltd.		600,000	189,940
China Water Affairs Group Ltd.		334,000	341,571
CIMC Enric Holdings Ltd.(a)		272,000	262,803
K Wah International Holdings Ltd.		391,000	262,953
Kingboard Chemical Holdings Ltd.		35,500	164,785
SITC International Holdings Co. Ltd.		362,000	362,714
SSY Group Ltd.		696,333	617,403
United Laboratories International Holdings (The) Ltd.		428,039	446,468
			2,805,717
Hungary	0.1%
Waberer’s International Nyrt.(a)		2,509	41,057
India	5.6%
Endurance Technologies Ltd.(b)		14,411	280,567
Future Retail Ltd.(a)		9,721	82,598
Jindal Steel & Power Ltd.(a)		102,812	349,782
KEC International Ltd.		85,708	515,999
WNS Holdings Ltd. - ADR(a)		8,306	376,511
			1,605,457
Indonesia	2.8%
Bank CIMB Niaga Tbk PT(a)		2,026,393	172,123
Bank Tabungan Negara Persero Tbk PT		1,064,639	294,632
Indo Tambangraya Megah Tbk PT		92,700	192,160
Timah Tbk PT		2,111,500	149,615
			808,530
Italy	0.6%
Maire Tecnimont S.p.A.		30,694	158,424
Jordan	0.2%
Hikma Pharmaceuticals PLC		4,000	67,849
Malaysia	2.5%
Serba Dinamik Holdings Bhd.		481,900	426,086
Top Glove Corp. Bhd.		116,400	290,097
			716,183
Mexico	0.7%
Alsea S.A.B. de C.V.		54,188	189,983

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Norway	0.6%
B2Holding ASA		73,121	$183,929
Peru	0.3%
Cia de Minas Buenaventura S.A.A. - ADR		5,469	83,293
Philippines	2.3%
Bloomberry Resorts Corp.(a)		1,847,557	509,142
Wilcon Depot, Inc.(a)		755,100	157,984
			667,126
Poland	2.3%
Bank Millennium S.A.(a)		119,065	286,819
Dino Polska S.A.(a)(b)		15,171	384,347
			671,166
Russia	1.8%
Globaltrans Investment PLC - REG - GDR		42,433	503,174
South Africa	4.0%
Adcock Ingram Holdings Ltd.		17,633	105,989
Astral Foods Ltd.		12,188	322,071
Barloworld Ltd.		11,465	161,114
Coronation Fund Managers Ltd.		39,916	272,190
Life Healthcare Group Holdings Ltd.		64,739	151,925
Massmart Holdings Ltd.		10,094	138,111
			1,151,400
South Korea	10.6%
Dentium Co. Ltd.		1,828	141,486
Douzone Bizon Co. Ltd.		8,205	445,698
Hana Tour Service, Inc.		2,721	306,333
Hotel Shilla Co. Ltd.		4,036	363,122
InBody Co. Ltd.		5,433	256,894
Medy-Tox, Inc.		42	28,847
Nasmedia Co. Ltd.		5,955	477,674
OCI Co. Ltd.		2,041	300,626
Shinsegae, Inc.		1,284	430,650
SK Materials Co. Ltd.		1,019	142,444
WONIK IPS Co. Ltd.		4,432	138,461
			3,032,235
Switzerland	0.7%
Wizz Air Holdings PLC(a)(b)		4,092	187,161
Taiwan	15.4%
Airtac International Group		19,268	331,740
ASMedia Technology, Inc.		14,000	174,538
Chailease Holding Co. Ltd.		26,000	91,848
Chroma ATE, Inc.		56,000	330,349
E Ink Holdings, Inc.		233,000	399,561

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Epistar Corp.(a)		93,000	$138,111
Foxsemicon Integrated Technology, Inc.		29,320	233,800
Fulltech Fiber Glass Corp.		200,000	131,701
Global PMX Co. Ltd.		23,000	145,540
Gourmet Master Co. Ltd.		12,240	158,473
Hiwin Technologies Corp.		36,240	518,300
Kingpak Technology, Inc.		25,000	201,924
King’s Town Bank Co. Ltd.		245,000	310,483
momo.com, Inc.		16,000	150,084
Nanya Technology Corp.		93,000	292,808
Parade Technologies Ltd.		14,540	287,738
St. Shine Optical Co. Ltd.		10,190	297,763
Taimide Tech, Inc.		80,979	212,744
			4,407,505
Thailand	1.5%
Kiatnakin Bank PCL - REG		89,600	209,888
Origin Property PCL - REG		263,600	155,951
Precious Shipping PCL - REG(a)		175,600	65,703
			431,542
Turkey	1.4%
Aksa Akrilik Kimya Sanayii A.S.		74,575	313,588
Arcelik A.S.		18,002	81,448
			395,036
United Kingdom	0.6%
Tullow Oil PLC(a)		60,154	165,734
United States	1.0%
Bizlink Holding, Inc.		36,000	290,153
TOTAL COMMON STOCKS (Cost $24,301,949)			26,467,342
EQUITY-LINKED SECURITIES	5.5%
India	5.5%
Adani Transmission Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/24/20(a)(b)		60,723	183,550
Jamna Auto Industries Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/17/21(b)		214,540	261,472
PVR Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/19/20(b)		13,580	253,819
V.I.P. Industries Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 12/17/19(b)		86,777	426,653
Voltas Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 5/28/20(b)		45,968	439,245
			1,564,739
TOTAL EQUITY-LINKED SECURITIES (Cost $1,482,105)			1,564,739

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	2.0%
Brazil	2.0%
Azul S.A. - ADR(a)		7,879	$273,795
Banco do Estado do Rio Grande do Sul S.A. - Class B, 0.21%(c)		7,600	46,662
Metalurgica Gerdau S.A., 0.28%(c)		115,200	249,142
			569,599
TOTAL PREFERRED STOCKS (Cost $519,890)			569,599
TOTAL INVESTMENTS
(Cost $26,303,944)	100.0%		28,601,680
NET OTHER ASSETS (LIABILITIES)	0.0%		1,524
NET ASSETS	100.0%		$28,603,204

(a)	Non-income producing security.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Abbreviations:

ADR – American Depositary Receipt

ADS – American Depositary Share

GDR – Global Depositary Receipt

REG – Registered

At March 31, 2018 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	23.6%
Consumer Staples	4.7
Energy	4.0
Financials	9.0
Health Care	9.6
Industrials	18.4
Information Technology	17.8
Materials	8.4
Real Estate	2.7
Utilities	1.8
Total	100.0%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Market Exposure
Equity and Equity-Linked Securities	% of Net Assets
Retail	8.8%
Miscellaneous Manufacturing	6.4
Pharmaceuticals	5.6
Transportation	5.4
Banks	5.3
Semiconductors	5.3
Software	4.2
Entertainment	3.4
Iron/Steel	3.2
Real Estate	3.2
Electronics	3.1
Engineering & Construction	3.0
Mining	2.8
Auto Parts & Equipment	2.7
Internet	2.5
Electric	2.4
Healthcare-Products	2.4
Chemicals	2.4
Food	2.3
Computers	2.2
Diversified Financial Services	1.9
Commercial Services	1.8
Oil & Gas	1.8
Home Furnishings	1.7
Lodging	1.7
Airlines	1.6
Oil & Gas Services	1.5
Machinery-Diversified	1.4
Holding Companies-Diversified	1.2
Environmental Control	1.2
Agriculture	1.1
Insurance	1.1
Leisure Time	1.1
Energy-Alternate Sources	1.1
Beverages	0.8
Coal	0.7
Apparel	0.6
Healthcare-Services	0.5
Media	0.5
Biotechnology	0.1
Total	100.0%
5 Largest Security Positions
Issuer	% of Net Assets
SSY Group Ltd.	2.2%
Kingdee International Software Group Co. Ltd.	1.9
Hiwin Technologies Corp.	1.9
KEC International Ltd.	1.8
Bloomberry Resorts Corp.	1.8
Total	9.6%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	90.3%
Australia	6.1%
BHP Billiton PLC		627,751	$12,383,045
Newcrest Mining Ltd.		678,832	10,205,374
South32 Ltd.		4,821,687	12,018,628
			34,607,047
Brazil	2.3%
B3 S.A. - Brasil Bolsa Balcao(a)		1,618,478	13,084,305
Canada	2.3%
First Quantum Minerals Ltd.		924,842	12,985,906
China	4.7%
Alibaba Group Holding Ltd. - ADR(a)		63,743	11,699,390
Momo, Inc. - ADR(a)		395,551	14,785,697
			26,485,087
France	2.2%
TOTAL S.A.		218,946	12,443,502
Germany	6.1%
Infineon Technologies A.G.		445,223	11,927,538
SAP S.E.		107,949	11,296,439
Siemens A.G. - REG		86,813	11,073,015
			34,296,992
Hong Kong	1.8%
Hong Kong Exchanges & Clearing Ltd.		314,216	10,328,238
Ireland	2.2%
Accenture PLC - Class A		79,557	12,211,999
Japan	15.3%
Kao Corp.		177,666	13,325,994
Mitsui & Co. Ltd.		699,745	11,985,201
Nippon Telegraph & Telephone Corp.		236,960	10,912,119
NTT DOCOMO, Inc.		455,600	11,631,384
PeptiDream, Inc.(a)		279,862	14,386,966
Renesas Electronics Corp.(a)		1,151,539	11,579,782
SBI Holdings, Inc.		558,848	12,778,320
			86,599,766
New Zealand	2.4%
a2 Milk Co. Ltd.(a)		1,519,446	13,513,017
South Korea	2.1%
NAVER Corp.		15,634	11,616,594
United Kingdom	4.3%
IHS Markit Ltd.(a)		262,710	12,673,130
Rio Tinto PLC		231,798	11,768,806
			24,441,936

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
United States	38.5%
Alcoa Corp.(a)		250,595	$11,266,751
Alphabet, Inc. - Class C(a)		11,133	11,486,918
Cboe Global Markets, Inc.		100,783	11,499,340
Citrix Systems, Inc.(a)		126,719	11,759,523
CME Group, Inc.		84,751	13,707,627
E*TRADE Financial Corp.(a)		258,393	14,317,556
Facebook, Inc. - Class A(a)		65,060	10,395,938
Freeport-McMoRan, Inc.(a)		695,797	12,225,153
Intercontinental Exchange, Inc.		171,951	12,469,887
Intuit, Inc.		73,558	12,751,279
Lazard Ltd. - Class A		222,477	11,693,391
Micron Technology, Inc.(a)		209,449	10,920,671
Microsoft Corp.		142,521	13,007,892
Nasdaq, Inc.		146,941	12,669,253
NextEra Energy, Inc.		74,037	12,092,463
Oracle Corp.		234,095	10,709,846
Raymond James Financial, Inc.		125,718	11,240,447
TD Ameritrade Holding Corp.		226,356	13,407,066
			217,621,001
TOTAL COMMON STOCKS (Cost $370,966,347)			510,235,390
TOTAL INVESTMENTS
(Cost $370,966,347)	90.3%		510,235,390
NET OTHER ASSETS (LIABILITIES)	9.7%		55,086,824
NET ASSETS	100.0%		$565,322,214

(a)	Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

At March 31, 2018 the industry sectors for the JOHCM Global Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Staples	4.8%
Energy	2.2
Financials	24.3
Health Care	2.5
Industrials	6.3
Information Technology	29.4
Materials	14.7
Telecommunication Services	4.0
Utilities	2.1
Total	90.3%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Diversified Financial Services	22.0%
Mining	14.7
Software	13.1
Internet	10.3
Semiconductors	6.1
Telecommunications	4.0
Healthcare-Services	2.5
Food	2.4
Cosmetics/Personal Care	2.4
Commercial Services	2.2
Oil & Gas	2.2
Computers	2.2
Electric	2.1
Distribution/Wholesale	2.1
Miscellaneous Manufacturing	2.0
Total	90.3%
5 Largest Security Positions
Issuer	% of Net Assets
Momo, Inc. - ADR	2.6%
PeptiDream, Inc.	2.6
E*TRADE Financial Corp.	2.5
CME Group, Inc.	2.4
a2 Milk Co. Ltd.	2.4
Total	12.5%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	48.0%
Advertising	1.8%
Omnicom Group, Inc.		3,629	$263,719
Publicis Groupe S.A.		1,691	117,820
WPP PLC		8,278	131,571
			513,110
Agriculture	0.6%
Philip Morris International, Inc.		1,875	186,375
Auto Manufacturers	1.7%
Daimler A.G. - REG		5,972	507,472
Banks	2.7%
BB&T Corp.		4,776	248,543
Intesa Sanpaolo S.p.A.		145,946	532,234
			780,777
Beverages	1.0%
Diageo PLC		8,405	284,342
Building Materials	3.0%
Cie de Saint-Gobain		4,650	245,618
HeidelbergCement A.G.		4,319	424,352
Italmobiliare S.p.A.		7,456	210,050
			880,020
Chemicals	0.3%
Praxair, Inc.		669	96,537
Commercial Services	2.0%
H&R Block, Inc.		9,021	229,224
ISS A/S		9,430	349,931
			579,155
Cosmetics/Personal Care	1.1%
Colgate-Palmolive Co.		3,113	223,140
Unilever PLC		1,630	90,574
			313,714
Diversified Financial Services	0.9%
Azimut Holding S.p.A.		11,488	247,239
Energy-Alternate Sources	0.5%
TransAlta Renewables, Inc.		16,820	154,707
Food	3.7%
Danone S.A.		4,765	385,939
Nestle S.A. - REG		5,954	471,357
Sligro Food Group N.V.		4,004	218,935
			1,076,231

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Home Builders	2.2%
Berkeley Group Holdings (The) PLC		3,774	$200,866
Sekisui House Ltd.		24,100	439,849
			640,715
Insurance	1.6%
Allianz S.E. - REG		2,013	454,927
Investment Companies	2.7%
Asian Pay Television Trust		437,800	177,742
Groupe Bruxelles Lambert S.A.		1,778	203,310
Investor AB - Class B		5,375	239,257
Pargesa Holding S.A. - Bearer		1,984	176,046
			796,355
Lodging	0.6%
Mandarin Oriental International Ltd.		75,000	179,903
Machinery-Diversified	0.8%
Flowserve Corp.		5,011	217,127
Mining	1.5%
Agnico Eagle Mines Ltd.		1,998	84,056
Franco-Nevada Corp.		1,146	78,188
Fresnillo PLC		4,869	86,739
Goldcorp, Inc.		7,271	100,400
Royal Gold, Inc.		1,033	88,704
			438,087
Miscellaneous Manufacturing	0.3%
3M Co.		422	92,637
Oil & Gas	4.7%
ConocoPhillips		4,040	239,532
Phillips 66		2,712	260,135
Royal Dutch Shell PLC - Class B		16,079	518,144
TOTAL S.A.		6,163	350,266
			1,368,077
Packing & Containers	0.3%
Mayr Melnhof Karton A.G.		605	91,779
Pharmaceuticals	2.3%
GlaxoSmithKline PLC		14,518	282,055
Sanofi		4,933	396,393
			678,448
Real Estate	4.1%
Hang Lung Properties Ltd.		192,000	450,537
Hongkong Land Holdings Ltd.		35,400	244,710
Hopewell Holdings Ltd.		69,000	264,464
Hysan Development Co. Ltd.		43,000	228,218
			1,187,929

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Real Estate Investment Trusts	4.2%
Columbia Property Trust, Inc.		5,628	$115,149
Frasers Commercial Trust		225,800	246,546
JBG SMITH Properties		12,404	418,139
Weyerhaeuser Co.		12,171	425,985
			1,205,819
Retail	0.3%
Restaurant Group (The) PLC		22,502	80,211
Software	2.5%
Microsoft Corp.		3,601	328,663
Oracle Corp.		8,645	395,509
			724,172
Telecommunications	0.6%
KDDI Corp.		6,700	171,050
TOTAL COMMON STOCKS (Cost $13,991,869)			13,946,915

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	26.3%
Commercial Services	3.3%
Live Nation Entertainment, Inc.(a)
5.63%, 03/15/26		$250,000	253,125
Service Corp. International
4.63%, 12/15/27		250,000	241,250
Sotheby’s(a)
4.88%, 12/15/25		500,000	474,950
			969,325
Distribution/Wholesale	1.7%
Performance Food Group, Inc.(a)
5.50%, 06/01/24		500,000	502,500
Electrical Component & Equipments	0.9%
Energizer Holdings, Inc.(a)
5.50%, 06/15/25		250,000	251,875
Food	3.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
6.63%, 06/15/24		500,000	448,125
Ingles Markets, Inc.
5.75%, 06/15/23		250,000	249,925
Pilgrim’s Pride Corp.(a)
5.88%, 09/30/27		250,000	235,575
			933,625

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Food Service	1.0%
Aramark Services, Inc.(a)
5.00%, 02/01/28		$300,000	$293,625
Healthcare-Services	5.1%
Charles River Laboratories International, Inc.
5.50%, 04/01/26		250,000	253,437
DaVita, Inc.,
5.13%, 07/15/24		250,000	244,062
5.00%, 05/01/25		250,000	241,638
HCA, Inc.
5.25%, 04/15/25		250,000	255,550
LifePoint Health, Inc.
5.38%, 05/01/24		500,000	488,750
			1,483,437
Household Products/Wares	2.6%
ACCO Brands Corp.(a)
5.25%, 12/15/24		500,000	502,500
Spectrum Brands, Inc.
5.75%, 07/15/25		250,000	255,000
			757,500
Media	5.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 09/01/23		250,000	253,750
5.00%, 02/01/28(a)		500,000	468,750
CSC Holdings LLC,
6.63%, 10/15/25(a)		250,000	258,125
5.38%, 02/01/28(a)		500,000	472,295
			1,452,920
Packing & Containers	0.9%
Plastipak Holdings, Inc.(a)
6.25%, 10/15/25		250,000	249,375
Pharmaceuticals	0.9%
Valeant Pharmaceuticals International(a)
9.25%, 04/01/26		250,000	249,050
Pipelines	1.7%
DCP Midstream L.P.
(Variable, ICE LIBOR USD 3M + 5.15%)(b)
7.38%, 12/15/22		500,000	498,125
TOTAL CORPORATE BONDS (Cost $7,812,229)			7,641,357

EXCHANGE TRADED FUNDS	2.0%
SPDR Gold Shares		4,664	586,684
TOTAL EXCHANGE TRADED FUNDS (Cost $565,793)			586,684

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
FOREIGN ISSUER BONDS	12.2%
Banks	3.7%
Credit Agricole S.A.
(Variable, USD Swap 5Y + 4.90%)(b)
7.88%, 01/23/24		$500,000	$544,897
UBS Group A.G.
(Variable, USD Swap 5Y + 4.59%)(b)
6.88%, 08/07/25		500,000	527,938
			1,072,835
Food	0.8%
JBS USA LUX S.A./JBS USA Finance, Inc.(a)
6.75%, 02/15/28		250,000	240,000
Media	1.8%
Virgin Media Secured Finance PLC
5.25%, 01/15/21		500,000	508,750
Oil & Gas	1.7%
Precision Drilling Corp.(a)
7.13%, 01/15/26		500,000	495,000
Packing & Containers	1.7%
OI European Group B.V.(a)
4.00%, 03/15/23		500,000	476,250
Pharmaceuticals	2.5%
Teva Pharmaceutical Finance Netherlands III B.V.
1.70%, 07/19/19		500,000	483,565
Valeant Pharmaceuticals International, Inc.(a)
9.00%, 12/15/25		250,000	248,437
			732,002
TOTAL FOREIGN ISSUER BONDS (Cost $3,644,607)			3,524,837
U.S. TREASURY OBLIGATIONS	5.3%
U.S. Treasury Notes	5.3%
1.75%, 11/30/19		1,260,300	1,249,912
1.88%, 12/31/19		300,000	297,996
			1,547,908
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,558,513)			1,547,908

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	6.4%
Northern Institutional Treasury Portfolio,1.48%		1,866,409	$1,866,409
TOTAL SHORT-TERM INVESTMENTS (Cost $1,866,409)			1,866,409
TOTAL INVESTMENTS
(Cost $29,439,420)	100.2%		29,114,110
NET OTHER ASSETS (LIABILITIES)	(0.2%)		(64,316)
NET ASSETS	100.0%		$29,049,794

(a)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Floating rate security. The rate presented is the rate in effect at March 31, 2018, and the related index and spread are shown parenthetically for each security.

Abbreviations:

REG – Registered

At March 31, 2018, the JOHCM Global Income Builder Fund’s investments were concentrated in the following countries:

Percentage
Country Allocation	of Net Assets
United States	53.2%
France	6.9
Netherlands	6.0
United Kingdom	5.6
Germany	4.8
Hong Kong	4.7
Switzerland	4.0
Canada	3.9
Italy	3.4
Japan	2.1
Singapore	1.5
Denmark	1.2
Brazil	0.8
Sweden	0.8
Belgium	0.7
Austria	0.3
Mexico	0.3
TOTAL	100.2%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

5 Largest Security Positions
Issuer	% of Net Assets
U.S. Treasury Notes, 1.75%, 11/30/19	4.3%
SPDR Gold Shares	2.0
Credit Agricole S.A.	1.9
Intesa Sanpaolo S.p.A.	1.9
UBS Group A.G	1.8
Total	11.9%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	77.4%
Finland	2.0%
Wartsila OYJ Abp		1,968	$43,540
France	6.8%
Safran S.A.		768	81,386
Sanofi		879	70,632
			152,018
Germany	3.3%
CECONOMY A.G.		2,401	27,687
SAP S.E.		310	32,440
Siemens Healthineers A.G.(a)(b)		344	14,138
			74,265
Hong Kong	3.1%
China Mobile Ltd.		7,634	69,848
Italy	4.2%
Enel S.p.A.		15,260	93,500
Japan	18.7%
Ain Holdings, Inc.		984	73,519
Inpex Corp.		5,162	63,843
Kao Corp.		856	64,205
Mitsubishi Electric Corp.		2,433	38,905
Nippon Telegraph & Telephone Corp.		900	41,445
Qol Co. Ltd.		3,400	66,687
Sugi Holdings Co. Ltd.		1,252	69,304
			417,908
Netherlands	10.2%
Akzo Nobel N.V.		759	71,754
Royal Dutch Shell PLC - Class B		1,950	62,838
Wolters Kluwer N.V.		1,740	92,667
			227,259
Portugal	3.2%
Galp Energia SGPS S.A.		3,739	70,526
Switzerland	5.4%
Ferguson PLC		868	65,291
Roche Holding A.G. (Genusschein)		245	56,193
			121,484
United Kingdom	20.5%
Compass Group PLC		3,667	74,932
Dixons Carphone PLC		10,647	27,907
Experian PLC		1,516	32,749
National Grid PLC		7,038	79,148
Rio Tinto PLC		1,337	67,882
RSA Insurance Group PLC		7,153	63,279

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Smith & Nephew PLC		1,852	$34,621
Travis Perkins PLC		689	11,943
Unilever N.V. - CVA		1,178	66,590
			459,051
TOTAL COMMON STOCKS (Cost $1,576,421)			1,729,399
PREFERRED STOCKS	3.0%
Guernsey	3.0%
Doric Nimrod Air Two Ltd., 8.41%(c)		22,769	68,366
TOTAL PREFERRED STOCKS (Cost $64,696)			68,366
TOTAL INVESTMENTS
(Cost $1,641,117)	80.4%		1,797,765
NET OTHER ASSETS (LIABILITIES)	19.6%		437,391
NET ASSETS	100.0%		$2,235,156

(a)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Non-income producing security.

(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

At March 31, 2018 the industry sectors for the JOHCM International Opportunities Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	5.8%
Consumer Staples	15.2
Energy	8.8
Financials	2.8
Health Care	7.9
Industrials	19.5
Information Technology	1.5
Materials	6.2
Telecommunication Services	5.0
Utilities	7.7
Total	80.4%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Oil & Gas	8.8%
Retail	8.6
Cosmetics/Personal Care	5.9
Pharmaceuticals	5.7
Telecommunications	5.0
Electric	4.2
Media	4.1
Aerospace/Defense	3.6
Gas	3.5
Distribution/Wholesale	3.5
Food Service	3.4
Healthcare-Services	3.3
Chemicals	3.2
Diversified Financial Services	3.1
Mining	3.0
Insurance	2.8
Healthcare-Products	2.2
Miscellaneous Manufacturing	1.9
Machinery-Construction & Mining	1.7
Commercial Services	1.5
Software	1.4
Total	80.4%
5 Largest Security Positions
Issuer	% of Net Assets
Enel S.p.A.	4.2%
Wolters Kluwer N.V.	4.2
Safran S.A.	3.7
National Grid PLC	3.5
Compass Group PLC	3.4
Total	19.0%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	88.0%
Australia	5.4%
BHP Billiton Ltd.		6,555,895	$145,018,684
Newcrest Mining Ltd.		7,856,597	118,113,922
South32 Ltd.		54,604,993	136,109,435
			399,242,041
Canada	2.2%
First Quantum Minerals Ltd.		11,607,686	162,986,021
China	4.6%
Alibaba Group Holding Ltd. - ADR(a)		803,565	147,486,320
Momo, Inc. - ADR(a)		5,173,855	193,398,700
			340,885,020
Denmark	2.4%
Orsted A/S(b)		2,653,224	172,750,915
France	3.9%
L’Oreal S.A.		649,433	146,712,142
TOTAL S.A.		2,513,602	142,857,200
			289,569,342
Germany	10.4%
Deutsche Boerse A.G.		1,296,572	176,626,355
Henkel A.G. & Co. KGaA		1,142,887	143,843,983
Infineon Technologies A.G.		5,588,080	149,704,838
SAP S.E.		1,379,390	144,347,746
Siemens A.G. - REG		1,190,878	151,896,721
			766,419,643
Hong Kong	1.9%
Hong Kong Exchanges & Clearing Ltd.		4,185,455	137,575,348
Ireland	2.1%
Accenture PLC - Class A		1,015,153	155,825,985
Israel	2.0%
Check Point Software Technologies Ltd.(a)		1,505,642	149,570,476
Japan	34.3%
CyberAgent, Inc.		3,768,191	187,338,287
Japan Exchange Group, Inc.		8,117,767	150,293,699
Kao Corp.		2,267,686	170,089,770
KDDI Corp.		5,839,534	149,082,225
Mitsubishi Corp.		5,331,542	143,403,724
Mitsubishi UFJ Financial Group, Inc.		22,791,901	149,297,072
Mitsui & Co. Ltd.		8,980,764	153,822,117
Nippon Telegraph & Telephone Corp.		3,326,459	153,184,992
NTT DOCOMO, Inc.		5,815,444	148,467,211
ORIX Corp.		8,504,672	149,983,713
PeptiDream, Inc.(a)		3,923,738	201,709,007

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Recruit Holdings Co. Ltd.		6,692,148	$166,320,994
Renesas Electronics Corp.(a)		14,510,977	145,921,201
SBI Holdings, Inc.		6,718,902	153,630,831
Sekisui House Ltd.		8,086,967	147,595,413
Taiheiyo Cement Corp.		4,419,876	160,545,282
			2,530,685,538
Netherlands	4.3%
Koninklijke DSM N.V.		1,744,143	173,431,706
Royal Dutch Shell PLC - Class B		4,558,497	146,897,187
			320,328,893
Norway	2.0%
Norsk Hydro ASA		24,870,285	146,659,843
Spain	2.1%
Amadeus IT Group S.A.		2,085,299	154,160,777
Sweden	2.1%
Boliden AB		4,435,346	156,360,870
Switzerland	2.0%
Adecco Group A.G. - REG		2,107,289	150,145,964
United Kingdom	6.3%
BP PLC		22,524,636	151,669,478
IHS Markit Ltd.(a)		3,352,792	161,738,686
Rio Tinto PLC		2,905,020	147,493,144
			460,901,308
TOTAL COMMON STOCKS (Cost $5,143,505,817)			6,494,067,984
PREFERRED STOCKS	1.9%
Brazil	1.9%
Telefonica Brasil S.A.(c)		9,212,002	140,630,602
TOTAL PREFERRED STOCKS (Cost $136,682,618)			140,630,602
TOTAL INVESTMENTS
(Cost $5,280,188,435)	89.9%		6,634,698,586
NET OTHER ASSETS (LIABILITIES)	10.1%		749,055,577
NET ASSETS	100.0%		$7,383,754,163

(a)	Non-income producing security.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

At March 31, 2018 the industry sectors for the JOHCM International Select Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	4.5%
Consumer Staples	6.2
Energy	6.0
Financials	12.4
Health Care	2.7
Industrials	12.6
Information Technology	16.8
Materials	18.3
Telecommunication Services	8.0
Utilities	2.4
Total	89.9%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Mining	13.7%
Diversified Financial Services	8.3
Telecommunications	8.0
Software	6.7
Internet	6.6
Commercial Services	6.5
Oil & Gas	6.0
Cosmetics/Personal Care	4.3
Computers	4.1
Distribution/Wholesale	4.0
Semiconductors	4.0
Healthcare-Services	2.7
Chemicals	2.4
Electric	2.3
Building Materials	2.2
Miscellaneous Manufacturing	2.1
Banks	2.0
Home Builders	2.0
Household Products/Wares	2.0
Total	89.9%
5 Largest Security Positions
Issuer	% of Net Assets
PeptiDream, Inc.	2.7%
Momo, Inc. - ADR	2.6
CyberAgent, Inc	2.6
Deutsche Boerse A.G.	2.4
Koninklijke DSM N.V.	2.4
Total	12.7%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.6%
Australia	1.8%
GWA Group Ltd.		1,848,909	$4,808,000
Canada	4.3%
Heroux-Devtek, Inc.(a)		367,820	4,279,599
Laurentian Bank of Canada		90,200	3,315,770
ShawCor Ltd.		187,971	3,559,974
			11,155,343
China	3.8%
Dalian Refrigeration Co. Ltd. - Class B		5,432,942	2,624,253
Greatview Aseptic Packaging Co. Ltd.		5,918,000	3,980,091
Yestar Healthcare Holdings Co. Ltd.		9,445,000	3,288,422
			9,892,766
Denmark	2.9%
Brodrene Hartmann A/S		61,359	3,638,722
Royal Unibrew A/S		58,192	3,869,007
			7,507,729
Finland	2.5%
Teleste OYJ		330,484	2,769,872
Vaisala OYJ - Class A		72,975	3,897,776
			6,667,648
France	3.3%
Coface S.A.		367,072	4,201,626
Lectra		152,276	4,304,306
			8,505,932
Germany	3.8%
Gerresheimer A.G.		45,206	3,712,801
KWS Saat S.E.		8,160	3,172,144
SAF-Holland S.A.		148,013	2,990,069
			9,875,014
Hong Kong	8.7%
Mandarin Oriental International Ltd.		1,465,650	3,515,658
Pico Far East Holdings Ltd.		8,274,000	3,173,581
Sitoy Group Holdings Ltd.		13,488,000	2,853,941
SmarTone Telecommunications Holdings Ltd.		2,691,000	2,871,405
Vinda International Holdings Ltd.		1,867,000	3,291,696
Vitasoy International Holdings Ltd.		1,561,000	4,022,742
Wasion Group Holdings Ltd.		6,211,000	3,175,289
			22,904,312
Ireland	2.9%
Grafton Group PLC		330,910	3,578,443
Irish Continental Group PLC		556,701	4,020,039
			7,598,482

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Italy	1.2%
Banca IFIS S.p.A.		79,897	$3,087,796
Japan	19.1%
Ariake Japan Co. Ltd.		50,200	4,019,585
CKD Corp.		161,700	3,597,048
Daiseki Co. Ltd.		147,200	4,038,126
EPS Holdings, Inc.		201,100	4,129,538
Fujitec Co. Ltd.		230,200	3,028,805
GMO internet, Inc.		206,600	4,160,930
Kintetsu World Express, Inc.		191,800	3,601,489
Lintec Corp.		99,200	2,880,767
Mani, Inc.		121,200	4,818,157
Optex Group Co. Ltd.		138,400	3,656,242
SHO-BOND Holdings Co. Ltd.		60,400	4,455,994
Taiyo Yuden Co. Ltd.		238,600	4,043,004
Transcosmos, Inc.		140,300	3,618,093
			50,047,778
Mexico	1.8%
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		4,286,015	4,658,978
Netherlands	3.8%
Corbion N.V.		108,378	3,288,070
KAS Bank N.V. - CVA		240,226	3,083,910
Sligro Food Group N.V.		67,117	3,669,903
			10,041,883
Norway	1.3%
Borregaard ASA		369,895	3,506,357
South Korea	4.8%
Choong Ang Vaccine Laboratory		186,000	3,106,107
ISC Co. Ltd.		189,068	2,988,830
SK Bioland Co. Ltd.		166,690	3,354,443
SK Materials Co. Ltd.		21,541	3,011,173
			12,460,553
Sweden	8.7%
Ahlstrom-Munksjo OYJ		171,383	3,577,872
Avanza Bank Holding AB		75,505	4,002,026
BioGaia AB - Class B		87,555	4,415,544
Cloetta AB - Class B		932,887	3,558,648
IAR Systems Group AB		171,779	4,734,173
Kabe Husvagnar AB - Class B		115,997	2,551,364
			22,839,627
Switzerland	5.4%
Burckhardt Compression Holding A.G.		10,220	3,261,923
Gurit Holding A.G. - Bearer(a)		3,970	3,234,157

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
LEM Holding S.A. - REG		2,536	$4,224,024
Valiant Holding A.G. - REG		29,309	3,473,770
			14,193,874
Taiwan	4.2%
Merida Industry Co. Ltd.		758,000	3,444,627
Paiho Shih Holdings Corp.		1,990,960	4,021,935
Sinmag Equipment Corp.		651,853	3,644,135
			11,110,697
Thailand	3.0%
Sahamitr Pressure Container PCL - REG		9,076,700	4,179,868
Vanachai Group PCL - REG		11,722,100	3,561,239
			7,741,107
United Kingdom	11.3%
A.G. Barr PLC		309,726	2,857,352
Bloomsbury Publishing PLC		1,420,343	3,523,309
Dart Group PLC		418,749	4,899,904
Genus PLC		138,075	4,516,777
Gooch & Housego PLC		182,258	3,222,504
Porvair PLC		672,063	4,695,355
Stallergenes Greer PLC(a)		79,348	2,815,342
SThree PLC		679,648	3,081,892
			29,612,435
TOTAL COMMON STOCKS (Cost $216,231,938)			258,216,311
TOTAL INVESTMENTS
(Cost $216,231,938)	98.6%		258,216,311
NET OTHER ASSETS (LIABILITIES)	1.4%		3,677,481
NET ASSETS	100.0%		$261,893,792

(a)	Non-income producing security.

Abbreviations:

REG – Registered

At March 31, 2018 the industry sectors for the JOHCM International Small Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	10.0%
Consumer Staples	12.1
Energy	1.4
Financials	8.1
Health Care	13.5
Industrials	23.4
Information Technology	17.1
Materials	11.9
Telecommunication Services	1.1
Total	98.6%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Electronics	6.0%
Packing & Containers	5.9
Miscellaneous Manufacturing	5.8
Pharmaceuticals	5.7
Food	5.6
Machinery-Diversified	5.0
Chemicals	4.9
Beverages	4.1
Diversified Financial Services	3.9
Internet	3.4
Telecommunications	3.4
Healthcare-Products	3.1
Software	3.0
Transportation	2.9
Apparel	2.6
Banks	2.6
Building Materials	2.5
Commercial Services	2.4
Airlines	1.9
Agriculture	1.7
Engineering & Construction	1.7
Aerospace/Defense	1.6
Insurance	1.6
Healthcare-Services	1.6
Environmental Control	1.5
Retail	1.4
Forest Products & Paper	1.4
Oil & Gas Services	1.4
Media	1.4
Lodging	1.3
Leisure Time	1.3
Biotechnology	1.3
Cosmetics/Personal Care	1.3
Energy-Alternate Sources	1.2
Auto Parts & Equipment	1.1
Semiconductors	1.1
Total	98.6%
5 Largest Security Positions
Issuer	% of Net Assets
Dart Group PLC	1.9%
Mani, Inc	1.9
GWA Group Ltd	1.8
IAR Systems Group AB	1.8
Porvair PLC	1.8
Total	9.2%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM US SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.2%
Ireland	3.6%
Allegion PLC		1,762	$150,281
Jazz Pharmaceuticals PLC(a)		679	102,522
			252,803
Netherlands	1.2%
Wright Medical Group N.V.(a)		4,342	86,145
United States	92.4%
Bank of the Ozarks, Inc.		4,031	194,576
Benefitfocus, Inc.(a)		5,398	131,711
BioMarin Pharmaceutical, Inc.(a)		1,094	88,691
Burlington Stores, Inc.(a)		1,278	170,166
Centene Corp.(a)		1,736	185,526
Cogent Communications Holdings, Inc.		1,898	82,373
CONMED Corp.		2,543	161,048
CoStar Group, Inc.(a)		277	100,462
First American Financial Corp.		3,872	227,209
First Republic Bank		2,159	199,945
Fluor Corp.		2,327	133,151
FMC Corp.		1,683	128,867
ForeScout Technologies, Inc.(a)		3,446	111,788
Great Western Bancorp, Inc.		2,546	102,528
HD Supply Holdings, Inc.(a)		3,982	151,077
Helmerich & Payne, Inc.		1,797	119,608
Heska Corp.(a)		1,534	121,293
HubSpot, Inc.(a)		999	108,192
Jacobs Engineering Group, Inc.		1,814	107,298
Jones Lang LaSalle, Inc.		1,096	191,406
L Brands, Inc.		2,482	94,837
Leidos Holdings, Inc.		2,640	172,656
Lennar Corp. - Class A		2,469	145,523
Lions Gate Entertainment Corp. - Class A		3,647	94,202
Martin Marietta Materials, Inc.		597	123,758
Masco Corp.		3,222	130,298
MasTec, Inc.(a)		2,101	98,852
MGM Growth Properties LLC - Class A		4,371	116,006
Mosaic (The) Co.		4,270	103,676
Newfield Exploration Co.(a)		3,298	80,537
Old Dominion Freight Line, Inc.		738	108,464
Pacira Pharmaceuticals, Inc.(a)		2,030	63,235
Pinnacle Foods, Inc.		2,894	156,565
Post Holdings, Inc.(a)		1,332	100,912
Rapid7, Inc.(a)		7,942	203,077
Raymond James Financial, Inc.		2,200	196,702
Sabre Corp.		7,412	158,987
SEI Investments Co.		2,006	150,270

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM US SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
Service Corp. International		4,373	$165,037
ServiceMaster Global Holdings, Inc.(a)		2,524	128,345
SVB Financial Group(a)		690	165,607
Syneos Health, Inc.(a)		3,740	132,770
Tableau Software, Inc. - Class A(a)		2,140	172,955
Tapestry, Inc.		3,452	181,610
Terex Corp.		3,012	112,679
Woodward, Inc.		2,287	163,887
Zayo Group Holdings, Inc.(a)		3,869	132,165
			6,470,527
TOTAL COMMON STOCKS (Cost $5,939,179)			6,809,475
TOTAL INVESTMENTS
(Cost $5,939,179)	97.2%		6,809,475
NET OTHER ASSETS (LIABILITIES)	2.8%		193,749
NET ASSETS	100.0%		$7,003,224

(a)	Non-income producing security.

At March 31, 2018 the industry sectors for the JOHCM US Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	14.0%
Consumer Staples	3.7
Energy	2.8
Financials	17.7
Health Care	13.4
Industrials	17.9
Information Technology	15.1
Materials	5.1
Real Estate	4.4
Telecommunication Services	3.1
Total	97.2%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM US SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Banks	9.5%
Commercial Services	7.9
Retail	6.4
Software	5.9
Diversified Financial Services	4.9
Engineering & Construction	4.8
Healthcare-Services	4.5
Electronics	4.5
Pharmaceuticals	4.1
Internet	4.1
Computers	4.1
Food	3.7
Building Materials	3.6
Healthcare-Products	3.5
Chemicals	3.3
Insurance	3.2
Oil & Gas	2.9
Real Estate	2.7
Distribution/Wholesale	2.2
Home Builders	2.1
Telecommunications	1.9
Real Estate Investment Trusts	1.7
Machinery-Construction & Mining	1.6
Transportation	1.5
Entertainment	1.3
Biotechnology	1.3
Total	97.2%
5 Largest Security Positions

Issuer	% of Net Assets
First American Financial Corp.	3.3%
Rapid7, Inc.	2.9
First Republic Bank	2.9
Raymond James Financial, Inc.	2.8
Bank of the Ozarks, Inc.	2.8
Total	14.7%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

STATEMENTS OF ASSETS & LIABILITIES

March 31, 2018 (Unaudited)

	JOHCM Asia Ex-Japan Equity Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Small Mid Cap Equity Fund
Assets:
Investments, at cost	$289,724,803	$372,282,216	$26,303,944
Investments, at value	331,522,000	419,145,072	28,601,680
Cash	17,954,221	12,676,067	114,444
Foreign currency (Cost: $1,972,381, $33,145, $35,857, $0, $7,049, $0, $1,232, $71 and $0, respectively)	1,966,384	33,145	35,479
Receivable for interest	—	—	—
Receivable for dividends	943,591	1,074,070	12,278
Reclaims receivable	—	25,327	2,361
Receivable for investments sold	6,246,034	314,283	34,450
Receivable for capital shares sold	—	456,345	—
Receivable from service providers	1,750	1,750	17,272
Prepaid expenses	15,418	43,228	26,750
Total Assets	358,649,398	433,769,287	28,844,714
Liabilities:
Securities purchased payable	8,336,268	601,992	112,779
Capital shares redeemed payable	164	171,654	—
Distributions payable to shareholders	—	—	—
Investment advisory fees payable	332,924	384,325	31,562
Accounting and Administration fees payable	222,058	179,668	87,968
Distribution (Rule 12b-1) fees payable	3,306	8,965	39
Regulatory and Compliance fees payable	22,416	24,851	1,172
Risk Officer fees payable	1,135	1,200	43
Trustee fees payable	—	—	—
Deferred foreign capital gains tax payable	—	100,370	87
Accrued expenses and other payable	62,129	20,111	7,860
Total Liabilities	8,980,400	1,493,136	241,510
Net Assets	$349,668,998	$432,276,151	$28,603,204
Net Assets:
Paid in capital	$287,563,236	$375,512,357	$25,533,694
Accumulated net investment income (loss)	513,874	(1,003,657)	(120,255)
Accumulated net realized gain (loss)	19,794,425	10,998,664	891,813
Net unrealized appreciation (depreciation)	41,797,463	46,768,787	2,297,952
Net Assets	$349,668,998	$432,276,151	$28,603,204
Net Assets:
Class I	$36,284,422	$88,754,979	$393,539
Class II	495,933	7,227,925	—
Institutional Class	312,888,643	336,293,247	28,209,665
Share of Common Stock Outstanding:
Class I	2,968,143	7,359,467	28,294
Class II	40,691	599,741	—
Institutional Class	25,593,981	27,824,756	2,025,615
Net Asset Value per Share:
Class I	$12.22	$12.06	$13.91
Class II	12.19	12.05	—
Institutional Class	12.23	12.09	13.93

See Notes to Financial Statements.

JOHCM Global Equity Fund	JOHCM Global Income Builder Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	JOHCM International Small Cap Equity Fund	JOHCM US Small Mid Cap Equity Fund

$370,966,347	$29,439,420	$1,641,117	$5,280,188,435	$216,231,938	$5,939,179
510,235,390	29,114,110	1,797,765	6,634,698,586	258,216,311	6,809,475
53,104,834	—	411,362	673,810,950	2,249,668	158,701

1	7,049	—	1,233	72	—
—	165,406	—	—	—	—
1,795,952	38,334	5,677	39,422,252	1,040,924	6,288
400,508	9,540	2,144	12,598,069	368,723	33
572,432	7,046	35,617	25,128,855	2,306	111,996
8,300	—	—	10,934,225	747,651	—
1,750	39,322	59,900	1,750	10,883	68,513
18,524	19,450	2,706	72,051	30,576	26,060
566,137,691	29,400,257	2,315,171	7,396,667,971	262,667,114	7,181,066

397	257,050	9,463	15,788	303,976	103,788
82,000	—	—	4,478,725	86,768	—
—	12,329	—	—	—	—
466,598	16,498	1,413	5,565,533	233,360	5,113
177,508	51,945	66,756	2,155,314	118,606	67,935
17,634	423	—	77,548	4,156	1
34,369	1,707	134	436,138	15,604	421
1,653	54	7	21,499	737	22
—	—	1	—	—	—
—	—	—	—	—	—
35,318	10,457	2,241	163,263	10,115	562
815,477	350,463	80,015	12,913,808	773,322	177,842
$565,322,214	$29,049,794	$2,235,156	$7,383,754,163	$261,893,792	$7,003,224

$436,160,689	$29,432,764	$2,120,134	$6,129,376,784	$217,918,458	$5,627,884
1,620,228	(10,473)	(226)	25,793,618	232,318	3,128
(11,756,231)	(47,369)	(41,624)	(126,747,405)	1,742,210	501,916
139,297,528	(325,128)	156,872	1,355,331,166	42,000,806	870,296
$565,322,214	$29,049,794	$2,235,156	$7,383,754,163	$261,893,792	$7,003,224

$202,990,155	$5,029,323	$—	$7,020,151,611	$44,532,098	$13,974
—	—	—	363,602,552	1,669,792	—
362,332,059	24,020,471	2,235,156	—	215,691,902	6,989,250

12,145,498	509,657	—	302,580,594	3,382,688	1,112
—	—	—	15,644,421	126,169	—
21,645,459	2,434,094	212,391	—	16,401,986	554,677

$16.71	$9.87	$—	$23.20	$13.16	$12.57
—	—	—	23.24	13.23	—
16.74	9.87	10.52	—	13.15	12.60

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2018 (Unaudited)

	JOHCM Asia Ex-Japan Equity Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Small Mid Cap Equity Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $260,138, $270,853, $5,914, $236,597, $3,970, $2,017, $5,590,663, $162,851 and $50)	$2,878,057	$1,393,422	$33,826
Interest income	3,172	7,074	—
Total investment income	2,881,229	1,400,496	33,826
Operating expenses:
Investment advisory	2,012,767	2,076,890	88,686
Distribution (Rule 12b-1) fees - Class I	18,830	40,996	128
Distribution (Rule 12b-1) fees - Class II	953	8,220	—
Accounting and Administration	221,786	182,161	86,636
Regulatory and Compliance	45,139	47,972	1,657
Risk Officer	2,052	2,156	62
Trustees	2,300	2,390	64
Registration	32,342	31,700	8,331
Other	32,932	13,391	4,207
Total expenses before reductions	2,369,101	2,405,876	189,771
Expenses reduced by Service Providers	(1,750)	(1,750)	(84,585)
Net expenses	2,367,351	2,404,126	105,186
Net investment income (loss)	513,878	(1,003,630)	(71,360)
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains (losses) from investment transactions	20,596,560	17,451,433	1,042,716
Net realized gains (losses) from foreign currency transactions	(44,790)	(63,954)	(38,851)
Change in unrealized appreciation (depreciation) on investments(b)	(15,755,457)	(1,866,039)	951,481
Change in unrealized appreciation on foreign currency	977	5,347	229
Net realized and unrealized gains (losses) from investment activities	4,797,290	15,526,787	1,955,575
Change in Net Assets Resulting from Operations	$5,311,168	$14,523,157	$1,884,215

(a)	For the period from November 29, 2017, commencement of operations, to March 31, 2018.

(b)	Net of the change in deferred foreign capital gains taxes of $0, $24,344, $(87), $0, $0, $0, $0, $0 and $0, respectively.

See Notes to Financial Statements.

JOHCM Global Equity Fund	JOHCM Global Income Builder Fund(a)	JOHCM International Opportunities Fund	JOHCM International Select Fund	JOHCM International Small Cap Equity Fund	JOHCM US Small Mid Cap Equity Fund

$4,746,353	$113,337	$26,536	$66,421,662	$1,749,934	$39,109
27,311	188,231	223	434,692	637	80
4,773,664	301,568	26,759	66,856,354	1,750,571	39,189

2,592,597	62,257	8,402	31,186,261	1,310,052	29,242
109,571	1,679	—	—	28,613	8
—	—	—	464,410	1,834	—
186,207	51,945	68,064	2,251,340	105,939	67,653
66,542	2,236	273	853,293	30,386	836
2,989	117	13	38,599	1,360	38
3,317	130	15	42,902	1,507	42
28,447	13,932	5,496	95,305	26,670	9,111
25,179	10,482	1,739	263,409	15,127	1,995
3,014,849	142,778	84,002	35,195,519	1,521,488	108,925
(1,750)	(58,400)	(74,032)	(1,750)	(3,244)	(74,859)
3,013,099	84,378	9,970	35,193,769	1,518,244	34,066
1,760,565	217,190	16,789	31,662,585	232,327	5,123

10,224,150	(32,702)	(21,589)	18,762,287	2,122,929	519,543
(6,947)	(14,667)	4	80,232	(7,594)	—
47,270,236	(325,310)	5,126	415,448,470	9,438,772	(77,387)
18,092	182	185	523,562	10,975	—
57,505,531	(372,497)	(16,274)	434,814,551	11,565,082	442,156
$59,266,096	$(155,307)	$515	$466,477,136	$11,797,409	$447,279

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2018 (Unaudited) and for the year ended September 30, 2017

	JOHCM Asia Ex-Japan Equity Fund		JOHCM Emerging Markets Opportunities Fund		JOHCM Emerging Markets Small Mid Cap Equity Fund
	March 31, 2018	Sept. 30, 2017	March 31, 2018	Sept. 30, 2017	March 31, 2018	Sept. 30, 2017
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$513,878	$1,617,197	$(1,003,630)	$2,593,875	$(71,360)	$26,173
Net realized gains (losses) from investments and foreign currency transactions	20,551,770	16,039,242	17,387,479	9,218,592	1,003,865	913,173
Change in unrealized appreciation (depreciation) on investments and foreign currency	(15,754,480)	11,652,476	(1,860,692)	37,484,791	951,710	392,187
Change in net assets resulting from operations	5,311,168	29,308,915	14,523,157	49,297,258	1,884,215	1,331,533
Dividends paid to shareholders:
From net investment income
Class I	(131,009)	(163,802)	(446,818)	(254,319)	(2,078)	(1,929)
Class II	(1,877)	(2,550)	(28,497)	(16,212)	—	—
Institutional Class	(1,465,531)	(1,773,481)	(1,836,657)	(870,565)	(74,806)	(117,037)
From net realized gains
Class I	(411,858)	—	(2,423,373)	—	(24,445)	—
Class II	(9,710)	—	(179,891)	—	—	—
Institutional Class	(3,665,652)	—	(8,986,661)	—	(820,460)	—
Total dividends paid to shareholders	(5,685,637)	(1,939,833)	(13,901,897)	(1,141,096)	(921,789)	(118,966)
Capital Transactions:
Change in net assets from capital transactions from Class I transactions	1,072,838	(3,202,487)	17,040,396	31,566,886	252,548	(17,732)
Change in net assets from capital transactions from Class II transactions	(387,790)	(5,650)	1,550,192	3,052,888	—	—
Change in net assets from capital transactions from Institutional Class transactions	15,356,307	(11,549,450)	66,123,912	122,435,740	19,832,771	99,482
Change in net assets from capital transactions	16,041,355	(14,757,587)	84,714,500	157,055,514	20,085,319	81,750
Change in net assets	15,666,886	12,611,495	85,335,760	205,211,676	21,047,745	1,294,317
Net assets:
Beginning of period	334,002,112	321,390,617	346,940,391	141,728,715	7,555,459	6,261,142
End of period	$349,668,998	$334,002,112	$432,276,151	$346,940,391	$28,603,204	7,555,459
Accumulated net investment income (loss)	$513,874	$1,598,413	$(1,003,657)	$2,311,945	$(120,255)	$27,989

(a)	For the period from November 29, 2017, commencement of operations, to March 31, 2018.

See Notes to Financial Statements.

JOHCM Global Equity Fund		JOHCM Global Income Builder Fund	JOHCM International Opportunities Fund		JOHCM International Select Fund
March 31, 2018	Sept. 30, 2017	March 31, 2018(a)	March 31, 2018	Sept. 30, 2017	March 31, 2018	Sept. 30, 2017

$1,760,565	$2,514,101	$217,190	$16,789	$39,784	$31,662,585	$76,616,711

10,217,203	3,445,026	(47,369)	(21,585)	65,354	18,842,519	45,862,882

47,288,328	48,750,512	(325,128)	5,311	156,253	415,972,032	480,001,420

59,266,096	54,709,639	(155,307)	515	261,391	466,477,136	602,481,013

(951,490)	(342,804)	(39,272)	—	—	(76,557,040)	(27,738,472)
—	—	—	—	—	(3,244,089)	(1,498,002)
(1,480,707)	(738,688)	(188,391)	(58,035)	(16,800)	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	(75,121)	—	—	—

(2,432,197)	(1,081,492)	(227,663)	(133,156)	(16,800)	(79,801,129)	(29,236,474)

(39,101,608)	19,804,861	5,095,459	—	—	575,641,360	1,545,490,411

—	—	—	—	—	(60,241,104)	61,862,935

43,633,655	13,140,994	24,337,305	113,667	14,280	—	—

4,532,047	32,945,855	29,432,764	113,667	14,280	515,400,256	1,607,353,346
61,365,946	86,574,002	29,049,794	(18,974)	258,871	902,076,263	2,180,597,885

503,956,268	417,382,266	—	2,254,130	1,995,259	6,481,677,900	4,301,080,015
$565,322,214	$503,956,268	$29,049,794	$2,235,156	$2,254,130	$7,383,754,163	$6,481,677,900

$1,620,228	$2,291,860	$(10,473)	$(226)	$41,020	$25,793,618	$73,932,162

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2018 (Unaudited) and for the year ended September 30, 2017

	JOHCM International Small Cap Equity Fund		JOHCM US Small Mid Cap Equity Fund
	March 31, 2018	September 30, 2017	March 31, 2018	September 30, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$232,327	$1,910,465	$5,123	$6,332
Net realized gains from investments and foreign currency transactions	2,115,335	4,011,590	519,543	375,114
Change in unrealized appreciation (depreciation) on investments and foreign currency	9,449,747	28,843,773	(77,387)	699,235
Change in net assets resulting from operations	11,797,409	34,765,828	447,279	1,080,681
Dividends paid to shareholders:
From net investment income
Class I	(434,914)	(529,352)	—	—
Class II	(7,785)	(5,922)	—	—
Institutional Class	(1,333,453)	(1,014,201)	(2,524)	(632)
From net realized gains
Class I	(488,683)	—	(741)	(379)
Class II	(9,432)	—	—	—
Institutional Class	(1,359,549)	—	(370,009)	(118,864)
Total dividends paid to shareholders	(3,633,816)	(1,549,475)	(373,274)	(119,875)
Capital Transactions:
Change in net assets from capital transactions from Class I transactions	(21,420,851)	9,081,396	(7,031)	7,384
Change in net assets from capital transactions from Class II transactions	401,198	685,612	—	—
Change in net assets from capital transactions from Institutional Class transactions	46,463,157	65,077,747	361,421	116,768
Change in net assets from capital transactions	25,443,504	74,844,755	354,390	124,152
Change in net assets	33,607,097	108,061,108	428,395	1,084,958
Net assets:
Beginning of period	228,286,695	120,225,587	6,574,829	5,489,871
End of period	$261,893,792	$228,286,695	$7,003,224	$6,574,829
Accumulated net investment income	$232,318	$1,776,143	$3,128	$529

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
JOHCM Asia Ex-Japan Equity Fund	Six Months Ended March 31, 2018 (Unaudited)		Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)
Net asset value, beginning of period	$12.25		$11.20	$9.91	$10.13	$10.27
Income (loss) from investment operations:
Net investment income(b)	0.01		0.05	0.05	0.13	0.04
Net realized and unrealized gains (losses) from investments	0.14		1.05	1.28	(0.33)	(0.18)
Total from investment operations	0.15		1.10	1.33	(0.20)	(0.14)
Less distributions paid:
From net investment income	(0.04)		(0.05)	(0.04)	(0.02)	—
From net realized gains	(0.14)		—	—	—	—
Total distributions paid	(0.18)		(0.05)	(0.04)	(0.02)	—
Change in net asset value	(0.03)		1.05	1.29	(0.22)	(0.14)
Net asset value, end of period	$12.22		$12.25	$11.20	$9.91	$10.13

Total return(c)	1.40%		9.99%	13.54%	(2.00%)	(1.36%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$36,284		$35,351	$35,645	$26,531	$296
Ratio of net expenses to average net assets	1.37	%(d)	1.39%	1.38%	1.33%	1.39	%(d)
Ratio of net investment income to average net assets	0.20	%(d)	0.49%	0.54%	1.25%	1.41	%(d)
Ratio of gross expenses to average net assets	1.37	%(d)	1.40%	1.40%	1.41%	4.62	%(d)
Portfolio turnover rate(e)	24.44	%(c)	49.25%	24.68%	140.09%	20.98	%(c)

(a)	For the period from June 26, 2014, commencement of operations, to September 30, 2014.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class II
JOHCM Asia Ex-Japan Equity Fund	Six Months Ended March 31, 2018 (Unaudited)		Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)
Net asset value, beginning of period	$12.21		$11.16	$9.88	$10.13	$10.27
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.01)		0.04	0.03	0.04	0.04
Net realized and unrealized gains (losses) from investments	0.16		1.05	1.28	(0.27)	(0.18)
Total from investment operations	0.15		1.09	1.31	(0.23)	(0.14)
Less distributions paid:
From net investment income	(0.03)		(0.04)	(0.03)	(0.02)	—
From net realized gains	(0.14)		—	—	—	—
Total distributions paid	(0.17)		(0.04)	(0.03)	(0.02)	—
Change in net asset value	(0.02)		1.05	1.28	(0.25)	(0.14)
Net asset value, end of period	$12.19		$12.21	$11.16	$9.88	$10.13

Total return(c)	1.26%		9.84%	13.35%	(2.31%)	(1.36%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$496		$847	$767	$777	$296
Ratio of net expenses to average net assets	1.52	%(d)	1.54%	1.50%	1.41%	1.54	%(d)
Ratio of net investment income (loss) to average net assets	(0.17	%)(d)	0.36%	0.31%	0.39%	1.26	%(d)
Ratio of gross expenses to average net assets	1.52	%(d)	1.55%	1.55%	1.51%	4.77	%(d)
Portfolio turnover rate(e)	24.44	%(c)	49.25%	24.68%	140.09%	20.98	%(c)

(a)	For the period from June 26, 2014, commencement of operations, to September 30, 2014.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
JOHCM Asia Ex-Japan Equity Fund	Six Months Ended March 31, 2018 (Unaudited)		Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)
Net asset value, beginning of period	$12.26		$11.20	$9.91	$10.13	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.02		0.06	0.09	0.07	0.05
Net realized and unrealized gains (losses) from investments	0.15		1.06	1.25	(0.27)	0.08
Total from investment operations	0.17		1.12	1.34	(0.20)	0.13
Less distributions paid:
From net investment income	(0.06)		(0.06)	(0.05)	(0.02)	—
From net realized gains	(0.14)		—	—	—	—
Total distributions paid	(0.20)		(0.06)	(0.05)	(0.02)	—
Change in net asset value	(0.03)		1.06	1.29	(0.22)	0.13
Net asset value, end of period	$12.23		$12.26	$11.20	$9.91	$10.13
Total return(c)	1.41%		10.17%	13.55%	(1.99%)	1.30%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$312,889		$297,804	$284,979	$130,654	$43,127
Ratio of net expenses to average net assets	1.27	%(d)	1.29%	1.29%	1.29%	1.29	%(d)
Ratio of net investment income to average net assets	0.29	%(d)	0.50%	0.87%	0.65%	0.98	%(d)
Ratio of gross expenses to average net assets	1.27	%(d)	1.30%	1.31%	1.39%	2.61	%(d)
Portfolio turnover rate(e)	24.44	%(c)	49.25%	24.68%	140.09%	20.98	%(c)

(a)	For the period from March 28, 2014, commencement of operations, to September 30, 2014.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
JOHCM Emerging Markets Opportunities Fund(a)	Six Months Ended March 31, 2018 (Unaudited)		Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Period Ended Sept. 30, 2013(b)
Net asset value, beginning of period	$11.96		$10.04	$9.19	$10.89	$10.27	$10.00
Income (loss) from investment operations:
Net investment income (loss)(c)	(0.04)		0.10	0.19	0.19	0.23	0.01
Net realized and unrealized gains (losses) from investments	0.59		1.89	1.25	(1.47)	0.45	0.26
Total from investment operations	0.55		1.99	1.44	(1.28)	0.68	0.27
Less distributions paid:
From net investment income	(0.07)		(0.07)	(0.08)	(0.14)	(0.06)	—
From net realized gains	(0.38)		—	(0.51)	(0.28)	—	—
Total distributions paid	(0.45)		(0.07)	(0.59)	(0.42)	(0.06)	—
Change in net asset value	0.10		1.92	0.85	(1.70)	0.62	0.27
Net asset value, end of period	$12.06		$11.96	$10.04	$9.19	$10.89	$10.27

Total return(d)	4.69%		20.09%	16.54%	(12.23%)	6.63%	2.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$88,755		$71,650	$29,446	$385	$288	$—	(e)
Ratio of net expenses to average net assets	1.29	%(f)	1.38%	1.37%	1.32%	1.39%	1.39	%(f)
Ratio of net investment income (loss) to average net assets	(0.58	%)(f)	0.92%	2.09%	1.74%	2.05%	0.11	%(f)
Ratio of gross expenses to average net assets	1.29	%(f)	1.38%	1.37%	1.42%	1.70%	11.69	%(f)
Ratio of expense recoupment to average net assets	—		0.01%	—	—	—	—
Portfolio turnover rate(g)	14.55	%(d)	22.62%	40.75%	61.86%	52.84%	76.20	%(d)

(a)	Formerly the JOHCM Emerging Markets Opportunities Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.

(b)	For the period from November 21, 2012, commencement of operations, to September 30, 2013.

(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $500.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class II
JOHCM Emerging Markets Opportunities Fund(a)	Six Months Ended March 31, 2018 (Unaudited)		Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(b)
Net asset value, beginning of period	$11.95		$10.03	$9.19	$10.87	$10.82
Income (loss) from investment operations:
Net investment income (loss)(c)	(0.05)		0.08	0.05	0.07	0.09
Net realized and unrealized gains (losses) from investments	0.59		1.90	1.38	(1.35)	0.02
Total from investment operations	0.54		1.98	1.43	(1.28)	0.11
Less distributions paid:
From net investment income	(0.06)		(0.06)	(0.08)	(0.12)	(0.06)
From net realized gains	(0.38)		—	(0.51)	(0.28)	—
Total distributions paid	(0.44)		(0.06)	(0.59)	(0.40)	(0.06)
Change in net asset value	0.10		1.92	0.84	(1.68)	0.05
Net asset value, end of period	$12.05		$11.95	$10.03	$9.19	$10.87

Total return(d)	4.60%		19.89%	16.42%	(12.18%)	1.02%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$7,228		$5,668	$1,953	$821	$218
Ratio of net expenses to average net assets	1.44	%(e)	1.54%	1.50%	1.36%	1.54	%(e)
Ratio of net investment income (loss) to average net assets	(0.75	%)(e)	0.71%	0.54%	0.71%	0.99	%(e)
Ratio of gross expenses to average net assets	1.44	%(e)	1.54%	1.56%	1.48%	1.85	%(e)
Ratio of expense recoupment to average net assets	—		0.02%	—	—	—
Portfolio turnover rate(f)	14.55	%(d)	22.62%	40.75%	61.86%	52.84	%(d)

(a)	Formerly the JOHCM Emerging Markets Opportunities Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.

(b)	For the period from December 18, 2013, commencement of operations, to September 30, 2014.

(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
JOHCM Emerging Markets Opportunities Fund(a)	Six Months Ended March 31, 2018 (Unaudited)		Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Period Ended Sept. 30, 2013(b)
Net asset value, beginning of period	$11.99		$10.06	$9.20	$10.89	$10.27	$10.00
Income (loss) from investment operations:
Net investment income (loss)(c)	(0.03)		0.13	0.10	0.11	0.21	0.07
Net realized and unrealized gains (losses) from investments	0.59		1.88	1.35	(1.38)	0.47	0.20
Total from investment operations	0.56		2.01	1.45	(1.27)	0.68	0.27
Less distributions paid:
From net investment income	(0.08)		(0.08)	(0.08)	(0.14)	(0.06)	—
From net realized gains	(0.38)		—	(0.51)	(0.28)	—	—
Total distributions paid	(0.46)		(0.08)	(0.59)	(0.42)	(0.06)	—
Change in net asset value	0.10		1.93	0.86	(1.69)	0.62	0.27
Net asset value, end of period	$12.09		$11.99	$10.06	$9.20	$10.89	$10.27

Total return(d)	4.65%		20.21%	16.64%	(12.10%)	6.63%	2.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$336,293		$269,622	$110,330	$62,007	$87,642	$1,540
Ratio of net expenses to average net assets	1.19	%(e)	1.29%	1.27%	1.29%	1.29%	1.29	%(e)
Ratio of net investment income (loss) to average net assets	(0.48	%)(e)	1.23%	1.14%	0.98%	1.92%	0.82	%(e)
Ratio of gross expenses to average net assets	1.19	%(e)	1.29%	1.29%	1.38%	1.60%	11.59	%(e)
Ratio of expense recoupment to average net assets	—		0.01%	—	—	—	—
Portfolio turnover rate(f)	14.55	%(d)	22.62%	40.75%	61.86%	52.84%	76.20	%(d)

(a)	Formerly the JOHCM Emerging Markets Opportunities Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.

(b)	For the period from November 21, 2012, commencement of operations, to September 30, 2013.

(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Class I
JOHCM Emerging Markets Small Mid Cap Equity Fund	Six Months Ended March 31, 2018 (Unaudited)		Year Ended Sept. 30, 2017	Period Ended Sept. 30, 2016(a)
Net asset value, beginning of period	$14.00		$11.78	$9.20
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.07)		0.06	0.08
Net realized and unrealized gains from investments	1.66		2.38	2.50
Total from investment operations	1.59		2.44	2.58
Less distributions paid:
From net investment income	(0.13)		(0.22)	—
From net realized gains	(1.55)		—	—
Total distributions paid	(1.68)		(0.22)	—
Change in net asset value	(0.09)		2.22	2.58
Net asset value, end of period	$13.91		$14.00	$11.78
Total return(c)	12.90%		21.37%	28.04%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$394		$149	$147
Ratio of net expenses to average net assets	1.64	%(d)	1.64%	1.64	%(d)
Ratio of net investment income (loss) to average net assets	(1.04	%)(d)	0.47%	1.11	%(d)
Ratio of gross expenses to average net assets	3.04	%(d)	4.37%	5.72	%(d)
Portfolio turnover rate(e)	60.53	%(c)	174.08%	162.74	%(c)

(a)	For the period from January 28, 2016, commencement of operations, to September 30, 2016.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Class
JOHCM Emerging Markets Small Mid Cap Equity Fund	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015(a)
Net asset value, beginning of period	$14.02		$11.78	$9.91	$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.07)		0.05	0.03	0.01
Net realized and unrealized gains (losses)
from investments	1.67		2.42	2.28	(0.10)
Total from investment operations	1.60		2.47	2.31	(0.09)
Less distributions paid:
From net investment income	(0.14)		(0.23)	(0.06)	—
From net realized gains	(1.55)		—	(0.38)	—
Total distributions paid	(1.69)		(0.23)	(0.44)	—
Change in net asset value	(0.09)		2.24	1.87	(0.09)
Net asset value, end of period	$13.93		$14.02	$11.78	$9.91
Total return(c)	12.97%		21.59%	24.13%	(0.90%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$28,210		$7,406	$6,114	$4,956
Ratio of net expenses to average net assets	1.54	%(d)	1.54%	1.54%	1.54	%(d)
Ratio of net investment income (loss) to average net assets	(1.05	%)(d)	0.40%	0.27%	0.14	%(d)
Ratio of gross expenses to average net assets	2.78	%(d)	4.38%	4.63%	4.61	%(d)
Portfolio turnover rate(e)	60.53	%(c)	174.08%	162.74%	134.18	%(c)

(a)	For the period from December 17, 2014, commencement of operations, to September 30, 2015.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Class I
JOHCM Global Equity Fund(a)	Six Months Ended March 31, 2018 (Unaudited)		Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015		Year Ended Sept. 30, 2014		Period Ended Sept. 30, 2013(b)
Net asset value, beginning of period	$15.05		$13.58	$12.24	$13.77		$11.37		$10.00
Income (loss) from investment operations:
Net investment income(c)	0.04		0.07	0.06	(0.05)		0.05		0.03
Net realized and unrealized gains (losses) from investments	1.68		1.43	1.28	(1.45)		2.38		1.34
Total from investment operations	1.72		1.50	1.34	(1.50)		2.43		1.37
Less distributions paid:
From net investment income	(0.06)		(0.03)	—	(—	)(d)	(—	)(d)	—
From net realized gains	—		—	—	(0.03)		(0.03)		—
Total distributions paid	(0.06)		(0.03)	—	(0.03)		(0.03)		—
Change in net asset value	1.66		1.47	1.34	(1.53)		2.40		1.37
Net asset value, end of period	$16.71		$15.05	$13.58	$12.24		$13.77		$11.37
Total return(e)	11.81%		11.06%	10.95%	(10.93%)		21.40%		13.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$202,990		$216,867	$171,464	$62,093		$34,363		$—	(f)
Ratio of net expenses to average net assets	1.16	%(g)	1.18%	1.18%	1.18%		1.18%		1.18	%(g)
Ratio of net investment income (loss) to average net assets	0.50	%(g)	0.49%	0.50%	(0.33%)		0.34%		0.61	%(g)
Ratio of gross expenses to average net assets	1.16	%(g)	1.18%	1.20%	1.21%		1.52%		4.97	%(g)
Ratio of expense recoupment to average net assets	—		— (h)	—	—		—		—
Portfolio turnover rate(i)	12.70	%(e)	51.44%	124.32%	87.14%		68.24%		15.17	%(e)

(a)	Formerly the JOHCM Global Equity Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	For the period from March 22, 2013, commencement of operations, to September 30, 2013.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Amount was less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Amount is less than $500.
(g)	Annualized for periods less than one year.
(h)	Amount rounds to less 0.005%.
(i)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Class
JOHCM Global Equity Fund(a)	Six Months Ended March 31, 2018 (Unaudited)		Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015		Year Ended Sept. 30, 2014		Period Ended Sept. 30, 2013(b)
Net asset value, beginning of period	$15.08		$13.61	$12.25	$13.78		$11.37		$10.00
Income (loss) from investment operations:
Net investment income(c)	0.06		0.08	0.07	(0.03)		0.03		0.06
Net realized and unrealized gains (losses) from investments	1.68		1.43	1.29	(1.47)		2.41		1.31
Total from investment operations	1.74		1.51	1.36	(1.50)		2.44		1.37
Less distributions paid:
From net investment income	(0.08)		(0.04)	—	(—	)(d)	(—	)(d)	—
From net realized gains	—		—	—	(0.03)		(0.03)		—
Total distributions paid	(0.08)		(0.04)	—	(0.03)		(0.03)		—
Change in net asset value	1.66		1.47	1.36	(1.53)		2.41		1.37
Net asset value, end of period	$16.74		$15.08	$13.61	$12.25		$13.78		$11.37
Total return(e)	11.89%		11.15%	11.10%	(10.90%)		21.49%		13.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$362,332		$287,089	$245,918	$161,792		$50,153		$10,554
Ratio of net expenses to average net assets	1.06	%(f)	1.08%	1.08%	1.08%		1.08%		1.08	%(f)
Ratio of net investment income (loss) to average net assets	0.75	%(f)	0.57%	0.52%	(0.18%)		0.26%		1.08	%(f)
Ratio of gross expenses to average net assets	1.07	%(f)	1.08%	1.10%	1.11%		1.52%		4.87	%(f)
Ratio of expense recoupment to average net assets	—		— (g)	—	—		—		—
Portfolio turnover rate(h)	12.70	%(e)	51.44%	124.32%	87.14%		68.24%		15.17	%(e)

(a)	Formerly the JOHCM Global Equity Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	For the period from March 22, 2013, commencement of operations, to September 30, 2013.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Amount was less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount rounds to less 0.005%.
(h)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Class I
JOHCM Global Income Builder Fund	Period Ended March 31, 2018(a) (Unaudited)
Net asset value, beginning of period.	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.07
Net realized and unrealized losses from investments	(0.12)
Total from investment operations	(0.05)
Less distributions paid:
From net investment income	(0.08)
Total distributions paid	(0.08)
Change in net asset value	(0.13)
Net asset value, end of period	$9.87
Total return(c)	(0.52%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$5,029
Ratio of net expenses to average net assets	0.99	%(d)
Ratio of net investment income to average net assets	2.26	%(d)
Ratio of gross expenses to average net assets	1.61	%(d)
Portfolio turnover rate(e)	19.98	%(c)

(a)	For the period from November 29, 2017, commencement of operations, to March 31, 2018.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Class
JOHCM Global Income Builder Fund	Period Ended March 31, 2018(a) (Unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.08
Net realized and unrealized losses from investments	(0.13)
Total from investment operations	(0.05)
Less distributions paid:
From net investment income	(0.08)
Total distributions paid	(0.08)
Change in net asset value	(0.13)
Net asset value, end of period	$9.87
Total return(c)	(0.49%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$24,020
Ratio of net expenses to average net assets	0.89	%(d)
Ratio of net investment income to average net assets	2.41	%(d)
Ratio of gross expenses to average net assets	1.52	%(d)
Portfolio turnover rate(e)	19.98	%(c)

(a)	For the period from November 29, 2017, commencement of operations, to March 31, 2018.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Class
JOHCM International Opportunities Fund	Six Months Ended March 31, 2018 (Unaudited)		Year Ended Sept. 30, 2017	Period Ended Sept. 30, 2016(a)
Net asset value, beginning of period	$11.19		$9.98	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.08		0.20	(—	)(c)
Net realized and unrealized gains (losses) from investments	(0.09)		1.09	(0.02)
Total from investment operations	(0.01)		1.29	(0.02)
Less distributions paid:
From net investment income	(0.29)		(0.08)	—
From net realized gains	(0.37)		—	—
Total distributions paid	(0.66)		(0.08)	—
Change in net asset value	(0.67)		1.21	(0.02)
Net asset value, end of period	$10.52		$11.19	$9.98
Total return(d)	0.34%		13.12%	(0.20%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$2,235		$2,254	$1,995
Ratio of net expenses to average net assets	0.89	%(e)	0.89%	0.89	%(e)
Ratio of net investment income (loss) to average net assets	1.50	%(e)	1.94%	(0.89	%)(e)
Ratio of gross expenses to average net assets	7.50	%(e)	9.03%	72.58	%(e)
Portfolio turnover rate(f)	35.80	%(d)	68.89%	—	(d)

(a)	For the period from September 29, 2016, commencement of operations, to September 30, 2016.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
JOHCM International Select Fund(a)	Six Months Ended March 31, 2018 (Unaudited)		Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013
Net asset value, beginning of period	$21.92		$19.94	$17.45	$19.23	$16.97	$13.06
Income (loss) from investment operations:
Net investment income(b)	0.11		0.30	0.19	0.08	0.11	0.19
Net realized and unrealized gains (losses) from investments	1.43		1.81	2.37	(1.09)	2.22	3.80
Total from investment operations	1.54		2.11	2.56	(1.01)	2.33	3.99
Less distributions paid:
From net investment income	(0.26)		(0.13)	(0.07)	(0.14)	(0.07)	(0.08)
From net realized gains	—		—	—	(0.63)	—	—
Total distributions paid	(0.26)		(0.13)	(0.07)	(0.77)	(0.07)	(0.08)
Change in net asset value	1.28		1.98	2.49	(1.78)	2.26	3.91
Net asset value, end of period	$23.20		$21.92	$19.94	$17.45	$19.23	$16.97
Total return(c)	7.65%		10.72%	14.70%	(5.53%)	13.74%	30.71%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$7,020,152		$6,081,384	$4,003,594	$2,837,805	$1,309,757	$593,021
Ratio of net expenses to average net assets	0.99	%(d)	1.01%	1.01%	1.05%	1.05%	1.09%
Ratio of net investment income to average net assets	0.92	%(d)	1.49%	1.04%	0.43%	0.61%	1.24%
Ratio of gross expenses to average net assets	0.99	%(d)	1.01%	1.01%	1.05%	1.08%	1.10%
Ratio of expense recoupment to average net assets	—		—	—	0.01%	—	—
Portfolio turnover rate(e)	11.24	%(c)	34.96%	107.37%	50.86%	61.20%	46.38%

(a)	Formerly the JOHCM International Select Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class II
JOHCM International Select Fund(a)	Six Months Ended March 31, 2018 (Unaudited)		Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013
Net asset value, beginning of period	$21.93		$19.96	$17.48	$19.29	$17.03	$13.11
Income (loss) from investment operations:
Net investment income(b)	0.07		0.26	0.14	0.05	0.06	0.14
Net realized and unrealized gains (losses) from investments	1.44		1.81	2.37	(1.11)	2.24	3.83
Total from investment operations	1.51		2.07	2.51	(1.06)	2.30	3.97
Less distributions paid:
From net investment income	(0.20)		(0.10)	(0.03)	(0.12)	(0.04)	(0.05)
From net realized gains	—		—	—	(0.63)	—	—
Total distributions paid	(0.20)		(0.10)	(0.03)	(0.75)	(0.04)	(0.05)
Change in net asset value	1.31		1.97	2.48	(1.81)	2.26	3.92
Net asset value, end of period	$23.24		$21.93	$19.96	$17.48	$19.29	$17.03
Total return(c)	7.50%		10.45%	14.37%	(5.77%)	13.51%	30.39%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$363,603		$400,294	$297,486	$147,322	$31,601	$16,429
Ratio of net expenses to average net assets	1.24	%(d)	1.27%	1.30%	1.30%	1.29%	1.34%
Ratio of net investment income to average net assets	0.57	%(d)	1.29%	0.78%	0.27%	0.32%	0.91%
Ratio of gross expenses to average net assets	1.24	%(d)	1.27%	1.30%	1.33%	1.29%	1.35%
Ratio of expense recoupment to average net assets	—		0.01%	—	0.01%	—	—
Portfolio turnover rate(e)	11.24	%(c)	34.96%	107.37%	50.86%	61.20%	46.38%

(a)	Formerly the JOHCM International Select Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
JOHCM International Small Cap Equity Fund	Six Months Ended March 31, 2018 (Unaudited)		Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)
Net asset value, beginning of period	$12.75		$10.64	$9.66	$10.20	$10.43
Income (loss) from investment operations:
Net investment income (loss)(b)	(—	)(c)	0.11	0.12	0.13	0.15
Net realized and unrealized gains (losses) from investments	0.60		2.13	0.97	(0.50)	(0.38)
Total from investment operations	0.60		2.24	1.09	(0.37)	(0.23)
Less distributions paid:
From net investment income	(0.09)		(0.13)	(0.11)	(0.10)	—
From net realized gains	(0.10)		—	—	(0.07)	—
Total distributions paid	(0.19)		(0.13)	(0.11)	(0.17)	—
Change in net asset value	0.41		2.11	0.98	(0.54)	(0.23)
Net asset value, end of period	$13.16		$12.75	$10.64	$9.66	$10.20
Total return(d)	4.85%		21.30%	11.44%	(3.72%)	(2.21%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$44,532		$62,965	$43,997	$50,759	$42,640
Ratio of net expenses to average net assets	1.29	%(e)	1.34%	1.34%	1.34%	1.34	%(e)
Ratio of net investment income (loss) to average net assets	(0.06	%)(e)	0.97%	1.17%	1.25%	1.94	%(e)
Ratio of gross expenses to average net assets	1.29	%(e)	1.36%	1.41%	1.39%	1.54	%(e)
Portfolio turnover rate(f)	7.28	%(d)	16.01%	39.39%	30.64%	7.06	%(d)

(a)	For the period from January 2, 2014, commencement of operations, to September 30, 2014.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Amount is less than $(0.005) per share.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class II
JOHCM International Small Cap Equity Fund	Six Months Ended March 31, 2018 (Unaudited)		Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)
Net asset value, beginning of period	$12.83		$10.70	$9.71	$10.17	$10.16
Income (loss) from investment operations:
Net investment income(b)	—	(c)	0.09	0.09	0.06	0.18
Net realized and unrealized gains (losses) from investments	0.58		2.15	1.00	(0.45)	(0.17)
Total from investment operations	0.58		2.24	1.09	(0.39)	0.01
Less distributions paid:
From net investment income	(0.08)		(0.11)	(0.10)	—	(—	)(c)
From net realized gains	(0.10)		—	—	(0.07)	—
Total distributions paid	(0.18)		(0.11)	(0.10)	(0.07)	—
Change in net asset value	0.40		2.13	0.99	(0.46)	0.01
Net asset value, end of period	$13.23		$12.83	$10.70	$9.71	$10.17
Total return(d)	4.69%		21.21%	11.28%	(3.87%)	0.11%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,670		$1,230	$430	$449	$6,832
Ratio of net expenses to average net assets	1.44	%(e)	1.49%	1.49%	1.49%	1.49	%(e)
Ratio of net investment income to average net assets	0.03	%(e)	0.76%	0.94%	0.53%	1.96	%(e)
Ratio of gross expenses to average net assets	1.45	%(e)	1.53%	1.63%	1.58%	1.73	%(e)
Portfolio turnover rate(f)	7.28	%(d)	16.01%	39.39%	30.64%	7.06	%(d)

(a)	For the period from November 18, 2013, commencement of operations, to September 30, 2014.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Amount was less than $0.005 per share.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
JOHCM International Small Cap Equity Fund	Six Months Ended March 31, 2018 (Unaudited)		Year Ended Sept. 30, 2017	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)
Net asset value, beginning of period	$12.74		$10.64	$9.66	$10.19	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.02		0.14	0.13	0.14	0.18
Net realized and unrealized gains (losses) from investments	0.59		2.10	0.97	(0.50)	0.01
Total from investment operations	0.61		2.24	1.10	(0.36)	0.19
Less distributions paid:
From net investment income	(0.10)		(0.14)	(0.12)	(0.10)	(—	)(c)
From net realized gains	(0.10)		—	—	(0.07)	—
Total distributions paid	(0.20)		(0.14)	(0.12)	(0.17)	—
Change in net asset value	0.41		2.10	0.98	(0.53)	0.19
Net asset value, end of period	$13.15		$12.74	$10.64	$9.66	$10.19

Total return(d)	4.85%		21.37%	11.54%	(3.58%)	1.94%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$215,692		$164,092	$75,799	$66,304	$51,592
Ratio of net expenses to average net assets	1.19	%(e)	1.24%	1.24%	1.24%	1.24	%(e)
Ratio of net investment income to average net assets	0.26	%(e)	1.24%	1.29%	1.38%	1.68	%(e)
Ratio of gross expenses to average net assets	1.20	%(e)	1.27%	1.28%	1.28%	1.73	%(e)
Portfolio turnover rate(f)	7.28	%(d)	16.01%	39.39%	30.64%	7.06	%(d)

(a)	For the period from October 1, 2013, commencement of operations, to September 30, 2014.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Amount was less than $0.005 per share.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
JOHCM US Small Mid Cap Equity Fund	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016	Period Ended September 30, 2015(a)
Net asset value, beginning of period	$12.44		$10.61		$9.76	$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	—	(c)	(—	)(c)	(0.01)	0.01
Net realized and unrealized gains (losses) from investments	0.83		2.06		1.21	(0.25)
Total from investment operations	0.83		2.06		1.20	(0.24)
Less distributions paid:
From net investment income	—		—		(0.03)	—
From net realized gains	(0.70)		(0.23)		(0.32)	—
Total distributions paid	(0.70)		(0.23)		(0.35)	—
Change in net asset value	0.13		1.83		0.85	(0.24)
Net asset value, end of period	$12.57		$12.44		$10.61	$9.76

Total return(d)	6.76%		19.64%		12.64%	(2.40%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$14		$21		$11	$10
Ratio of net expenses to average net assets	1.09	%(e)	1.09%		1.06%	0.99	%(e)
Ratio of net investment income (loss) to average net assets	0.02	%(e)	(0.01%)		(0.09%)	0.01	%(e)
Ratio of gross expenses to average net assets	3.26	%(e)	3.44%		3.86%	4.18	%(e)
Portfolio turnover rate(f)	36.46	%(d)	39.98%		72.08%	93.31	%(d)

(a)	For the period from October 31, 2014, commencement of operations, to September 30, 2015.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Amount was less than $0.005 per share.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
JOHCM US Small Mid Cap Equity Fund	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016		Period Ended September 30, 2015(a)
Net asset value, beginning of period	$12.47		$10.63		$9.76		$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.01		0.01		(—	)(c)	0.01
Net realized and unrealized gains (losses) from investments	0.82		2.06		1.22		(0.25)
Total from investment operations	0.83		2.07		1.22		(0.24)
Less distributions paid:
From net investment income	(—	)(c)	(—	)(c)	(0.03)		—
From net realized gains	(0.70)		(0.23)		(0.32)		—
Total distributions paid	(0.70)		(0.23)		(0.35)		—
Change in net asset value	0.13		1.84		0.87		(0.24)
Net asset value, end of period	$12.60		$12.47		$10.63		$9.76
Total return(d)	6.78%		19.71%		12.85%		(2.40%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$6,989		$6,554		$5,479		$4,882
Ratio of net expenses to average net assets	0.99	%(e)	0.99%		0.99%		0.99	%(e)
Ratio of net investment income (loss) to average net assets	0.15	%(e)	0.10%		(0.02%)		0.01	%(e)
Ratio of gross expenses to average net assets	3.17	%(e)	3.35%		3.74%		4.17	%(e)
Portfolio turnover rate(f)	36.46	%(d)	39.98%		72.08%		93.31	%(d)

(a)	For the period from October 31, 2014, commencement of operations, to September 30, 2015.

(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.

(c)	Amount was less than $0.005 per share.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

Advisers investment trust
JOHCm Funds
nOtes tO FinAnCiAl stAtements
march 31, 2018 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 15, 2017. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The JOHCM Asia Ex-Japan Equity Fund, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Small Mid Cap Equity Fund, the JOHCM Global Equity Fund, the JOHCM Global Income Builder Fund, the JOHCM International Opportunities Fund, the JOHCM International Select Fund, the JOHCM International Small Cap Equity Fund, and the JOHCM US Small Mid Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “JOHCM Funds”) are each a diversified fund and series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. These financial statements and notes only relate to the JOHCM Funds.

Each JOHCM Fund, except for the JOHCM Emerging Markets Small Mid Cap Equity Fund, the JOHCM International Select Fund and the JOHCM US Small Mid Cap Equity Fund, is authorized to issue three classes of shares: Class I Shares, Class II Shares, and Institutional Shares. The JOHCM International Select Fund is authorized to issue Class I Shares and Class II Shares. The JOHCM Emerging Markets Small Mid Cap Equity Fund and the JOHCM US Small Mid Cap Equity Fund are authorized to issue four classes of shares: Class I Shares, Class II Shares, Class III Shares, and Institutional Shares. Each class is distinguished by the class-specific shareholder servicing and distribution (rule 12b-1) fees incurred. As of March 31, 2018, the following classes were in operation:

Fund	Commencement date	Investment Objective
JOHCM Asia Ex-Japan Equity Fund (“Asia Ex-Japan Fund”)	Class I Shares: June 26, 2014 Class II Shares: June 26, 2014 Institutional Shares: March 28, 2014	to seek long-term capital appreciation
JOHCM Emerging Markets Opportunities Fund (“Emerging Markets Fund”)	Class I Shares: November 21, 2012 Class II Shares: December18, 2013 Institutional Shares: November 21, 2012	to seek long-term capital appreciation
JOHCM Emerging Markets Small Mid Cap Equity Fund (“Emerging Markets Small Mid Cap Fund”)	Class I Shares: January 28, 2016 Institutional Shares: December 17, 2014	to seek long-term capital appreciation
JOHCM Global Equity Fund (“Global Equity Fund”)	Class I Shares: March 22, 2013 Institutional Shares: March 22, 2013	to seek long-term capital appreciation
JOHCM Global Income Builder Fund (“Global Income Builder Fund”)	Class I Shares: November 29, 2017 Institutional Shares: November 29, 2017	to seek a level of current income that is consistent with the preservation and long-term growth of capital in inflation-adjusted terms
JOHCM International Opportunities Fund (“International Opportunities Fund”)	Institutional Shares: September 29, 2016	to achieve long-term total return by investing in a concentrated portfolio of international equity securities
JOHCM International Select Fund (“International Select Fund”)	Class I Shares: July 29, 2009 Class II Shares: March 31, 2010	to seek long-term capital appreciation
JOHCM International Small Cap Equity Fund (“International Small Cap Fund”)	Class I Shares: January 2, 2014 Class II Shares: November 18, 2013 Institutional Shares: October 1, 2013	to seek long-term capital appreciation
JOHCM US Small Mid Cap Equity Fund (“US Small Mid Cap Fund”)	Class I: October 31, 2014 Institutional Shares: October 31, 2014	to seek long-term capital appreciation

Advisers investment trust
JOHCm Funds
nOtes tO FinAnCiAl stAtements
march 31, 2018 (Unaudited)

Prior to November 18, 2013, the JOHCM Emerging Markets Fund, the JOHCM Global Equity Fund, and the JOHCM International Select Fund, operated respectively as: the JOHCM Emerging Markets Opportunities Fund, the JOHCM Global Equity Fund, and the JOHCM International Select Fund (the “Predecessor Funds” or “Scotia Funds”), each a separate series of Scotia Institutional Funds. The predecessor JOHCM International Select Fund was authorized to issue two classes of shares: Class I Shares and Class II Shares. The predecessor JOHCM Emerging Markets Opportunities Fund and the JOHCM Global Equity Fund were authorized to issue three classes of shares: Institutional Shares, Class I Shares and Class II Shares. Each class was distinguished by the class specific shareholder servicing fees incurred. On November 18, 2013, the Scotia Funds were reorganized into their respective JOHCM Fund, pursuant to a Plan of Reorganization approved by the Predecessor Funds’ Board of Trustees on August 1, 2013 (the “Reorganization”). At the time of Reorganization, each Scotia Fund transferred all of its assets to the corresponding JOHCM Fund in exchange for shares of the corresponding JOHCM Fund and the JOHCM Fund’s assumption of all the liabilities of the Scotia Fund. Upon closing of the Reorganization, holders of each Predecessor Fund’s Institutional Shares, Class I Shares and Class II Shares received shares of the corresponding JOHCM Fund. The Reorganization was tax-free.

Prior to the Reorganization, the JOHCM Emerging Markets Fund, the JOHCM Global Equity Fund, and the JOHCM International Select Fund had no net assets or operations in the Trust, and therefore, activity shown in the Financial Highlights prior to the Reorganization represents operations and changes in net assets of the respective Scotia Fund. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding JOHCM Fund for accounting and tax purposes.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

A. Significant accounting policies related to Investments are as follows:

investment vAluAtiOn

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 — quoted prices in active markets for identical assets

● Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Advisers investment trust
JOHCm Funds
nOtes tO FinAnCiAl stAtements
march 31, 2018 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), a Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2018 in valuing each Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
JOHCM Asia Ex-Japan Fund
Common Stocks:
China	$31,511,630	$62,166,083	$—	$93,677,713
India	6,095,287	40,925,878	—	47,021,165
Malaysia	21,641,420	—	—	21,641,420
South Korea	44,042,534	—	—	44,042,534
Taiwan	45,582,609	—	—	45,582,609
All Other Common Stocks(1)	—	79,556,559	—	79,556,559
Total Investments	$148,873,480	$182,648,520	$—	$331,522,000
JOHCM Emerging Markets Fund
Common Stocks:
Brazil	$5,375,766	$—	$—	$5,375,766
China	6,921,171	55,264,441	—	62,185,612
Hong Kong	12,815,124	29,799,232	—	42,614,356
India	19,753,930	49,322,049	—	69,075,979
Russia	857,463	23,796,302	—	24,653,765
South Korea	76,175,301	11,765,181	—	87,940,482
Taiwan	64,616,326	—	—	64,616,326
All Other Common Stocks(1)	—	53,425,590	—	53,425,590
Equity-Linked Securities(1)	—	3,762,283	—	3,762,283
Preferred Stocks(1)	5,454,706	40,207	—	5,494,913
Total Investments	$191,969,787	$227,175,285	$—	$419,145,072

Advisers investment trust
JOHCm Funds
nOtes tO FinAnCiAl stAtements
march 31, 2018 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
JOHCM Emerging Markets Small Mid Cap Fund
Common Stocks:
Bermuda	$132,758	$—	$—	$132,758
Brazil	1,114,843	—	—	1,114,843
Canada	662,089	—	—	662,089
Chile	588,247	—	—	588,247
China	819,369	3,932,489	—	4,751,858
India	376,511	1,228,946	—	1,605,457
Malaysia	716,183	—	—	716,183
Peru	83,293	—	—	83,293
South Korea	3,032,235	—	—	3,032,235
Taiwan	4,407,505	—	—	4,407,505
Turkey	395,036	—	—	395,036
United States	290,153	—	—	290,153
All Other Common Stocks(1)	—	8,687,685	—	8,687,685
Equity-Linked Securities(1)	—	1,564,739	—	1,564,739
Preferred Stocks(1)	569,599	—	—	569,599
Total Investments	$13,187,821	$15,413,859	$—	$28,601,680
JOHCM Global Equity Fund
Common Stocks:
Brazil	$13,084,305	$—	$—	$13,084,305
Canada	12,985,906	—	—	12,985,906
China	26,485,087	—	—	26,485,087
Ireland	12,211,999	—	—	12,211,999
Japan	86,599,766	—	—	86,599,766
South Korea	11,616,594	—	—	11,616,594
United Kingdom	12,673,130	11,768,806	—	24,441,936
United States	217,621,001	—	—	217,621,001
All Other Common Stocks(1)	—	105,188,796	—	105,188,796
Total Investments	$393,277,788	$116,957,602	$—	$510,235,390
JOHCM Global Income Builder Fund
Common Stocks:
Advertising	$263,719	$249,391	$—	$513,110
Agriculture	186,375	—	—	186,375
Banks	248,543	532,234	—	780,777
Chemicals	96,537	—	—	96,537
Commercial Services	229,224	349,931	—	579,155
Cosmetics/Personal Care	223,140	90,574	—	313,714
Energy-Alternate Sources	154,707	—	—	154,707
Home Builders	439,849	200,866	—	640,715
Machinery-Diversified	217,127	—	—	217,127
Mining	351,348	86,739	—	438,087
Miscellaneous Manufacturing	92,637	—	—	92,637
Oil & Gas	499,667	868,410	—	1,368,077
Real Estate Investment Trusts	959,273	246,546	—	1,205,819

Advisers investment trust
JOHCm Funds
nOtes tO FinAnCiAl stAtements
march 31, 2018 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Software	$724,172	$—	$—	$724,172
Telecommunications	171,050	—	—	171,050
All Other Common Stocks(1)	—	6,464,856	—	6,464,856
Corporate Bonds(1)	—	7,641,357	—	7,641,357
Foreign Issuer Bonds(1)	—	3,524,837	—	3,524,837
Exchange Traded Funds(1)	586,684	—	—	586,684
Short-Term Investments	1,866,409	—	—	1,866,409
U.S. Treasury Obligations	—	1,547,908	—	1,547,908
Total Investments	$7,310,461	$21,803,649	$—	$29,114,110
JOHCM International Opportunities Fund
Common Stocks:
Germany	$14,138	$60,127	—	$74,265
Japan	417,908	—	—	417,908
All Other Common Stocks(1)	—	1,237,226	—	1,237,226
Preferred Stocks(1)	—	68,366	—	68,366
Total Investments	$432,046	$1,365,719	$—	$1,797,765
JOHCM International Select Fund
Common Stocks:
Canada	$162,986,021	$—	$—	$162,986,021
China	340,885,020	—	—	340,885,020
Ireland	155,825,985	—	—	155,825,985
Israel	149,570,476	—	—	149,570,476
Japan	2,530,685,538	—	—	2,530,685,538
United Kingdom	161,738,686	299,162,622	—	460,901,308
All Other Common Stocks(1)	—	2,693,213,636	—	2,693,213,636
Preferred Stocks(1)	140,630,602	—	—	140,630,602
Total Investments	$3,642,322,328	$2,992,376,258	$—	$6,634,698,586
JOHCM International Small Cap Fund
Common Stocks:
Canada	$11,155,343	$—	$—	$11,155,343
Japan	50,047,778	—	—	50,047,778
South Korea	12,460,553	—	—	12,460,553
Taiwan	11,110,697	—	—	11,110,697
All Other Common Stocks(1)	—	173,441,940	—	173,441,940
Total Investments	$84,774,371	$173,441,940	$—	$258,216,311
JOHCM US Small Mid Cap Fund
Common Stocks(1)	$6,809,475	$—	$—	$6,809,475
Total Investments	$6,809,475	$—	$—	$6,809,475

(1) See additional categories in the Schedule of Investments.

Advisers investment trust
JOHCm Funds
nOtes tO FinAnCiAl stAtements
march 31, 2018 (Unaudited)

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the six months ended March 31, 2018 for the JOHCM Global Income Builder Fund and the JOHCM US Small Mid Cap Fund. The JOHCM Asia Ex-Japan Fund, the JOHCM Emerging Markets Fund, the JOHCM Emerging Markets Small Mid Cap Fund, the JOHCM Global Equity Fund, the JOHCM International Opportunities Fund, the JOHCM International Select Fund, and the JOHCM International Small Cap Fund had transfers as follows:

Fund	Transfers from Level 1 to Level 2	Reason
JOHCM Asia Ex-Japan Fund
Common Stocks	$152,253,543	Fair Value adjustments were applied to the last traded price of certain foreign equity securities.
JOHCM Emerging Markets Fund
Common Stocks	$203,058,567	Fair Value adjustments were applied to the last traded price of certain foreign equity securities.
Preferred Stocks	40,207	Fair Value adjustments were applied to the last traded price of certain foreign equity securities.
JOHCM Emerging Markets Small Mid Cap Fund
Common Stocks	$7,786,860	Fair Value adjustments were applied to the last traded price of certain foreign equity securities.
JOHCM Global Equity Fund
Common Stocks	$116,957,602	Fair Value adjustments were applied to the last traded price of certain foreign equity securities.
JOHCM International Opportunities Fund
Common Stocks	$1,142,130	Fair Value adjustments were applied to the last traded price of certain foreign equity securities.
Preferred Stocks	68,366	Fair Value adjustments were applied to the last traded price of certain foreign equity securities.
JOHCM International Select Fund
Common Stocks	$2,992,376,258	Fair Value adjustments were applied to the last traded price of certain foreign equity securities.
JOHCM International Small Cap Fund
Common Stocks	$158,690,725	Fair Value adjustments were applied to the last traded price of certain foreign equity securities.

EQuitY-linKed seCurities

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Advisers investment trust
JOHCm Funds
nOtes tO FinAnCiAl stAtements
march 31, 2018 (Unaudited)

At March 31, 2018, the Funds held equity-linked securities issued by counterparties as follows:

Fund	Counterparty	Fair value	% of Net Assets
JOHCM Emerging Markets Fund	Merrill Lynch Intl & Co.	$3,762,283	0.9%
JOHCM Emerging Markets Small Mid Cap Fund	CLSA Global Markets Pte Ltd.	1,564,739	5.5%

CurrenCY trAnsACtiOns

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in Net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

investment trAnsACtiOns And inCOme

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

AllOCAtiOns

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis. Expenses incurred which do not specifically relate to an individual JOHCM Fund are allocated among all Funds in the JOHCM Funds in proportion to each Fund’s relative net assets or other reasonable basis. Certain expenses that arise in connection with a class of shares are charged to that class of shares.

Advisers investment trust

JOHCm Funds

nOtes tO FinAnCiAl stAtements

March 31, 2018 (Unaudited)

The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.

dividends And distriButiOns

Distributions of dividends from net investment income, if any, are declared and paid as follows:

Declaration and Payment Frequency
Asia Ex-Japan Fund	Annually
Emerging Markets Fund	Annually
Emerging Markets Small Mid Cap Fund	Annually
Global Equity Fund	Annually
Global Income Builder	Daily/Monthly
International Opportunities Fund	Annually
International Select Fund	Annually
International Small Cap Fund	Annually
US Small Mid Cap Fund	Annually

The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FederAl inCOme tAX inFOrmAtiOn

No provision is made for Federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

The Funds analyzed all open tax years, as defined by the Statute of Limitations, for all major jurisdictions that remain subject to examination. The Funds’ Federal tax returns filed for the fiscal years ended September 30, 2015 through September 30, 2017, as applicable, remain subject to examination by the Internal Revenue Service. Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken, and the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

use OF estimAtes

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Advisers investment trust

JOHCm Funds

nOtes tO FinAnCiAl stAtements

March 31, 2018 (Unaudited)

CAPitAl GAin tAXes

Investments in certain foreign securities may subject the Funds to capital gain taxes on the disposal of those securities. Any capital gains assessed will reduce the proceeds received on the sale and be reflected in net realized gain/loss on the transaction. The Funds estimate and accrue foreign capital gain taxes on certain investments held which impact the amount of unrealized appreciation/depreciation on such investments. The JOHCM Emerging Markets Fund and JOHCM Emerging Markets Small Mid Cap Equity Fund paid $5 and $10,567, respectively, in capital gain taxes during the period. As of March 31, 2018, the JOHCM Emerging Markets Fund and JOHCM Emerging Markets Small Mid Cap Equity Fund accrued $100,370 and $87, respectively, in estimated capital gain taxes based on the Fund’s current investments.

OtHer risKs

Securities markets outside the United States (“U.S.”), while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.

Certain Funds may invest in emerging market securities. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the trading and custody of such securities.

B. Fees and transactions with Affiliates and Other Parties

The Funds have entered into an Investment Advisory Agreement (the “Agreement”) with JO Hambro Capital Management Limited (the “Adviser” or “JOHCM”) to provide investment management services to the Funds. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the Agreement, the Adviser receives an annual fee, computed daily and payable monthly, at the annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

Advisers investment trust

JOHCm Funds

nOtes tO FinAnCiAl stAtements

March 31, 2018 (Unaudited)

Fund	Class	Advisory Fee	Expense Limitation
JOHCM Asia Ex-Japan Fund	Class I	1.09%	1.39%
JOHCM Asia Ex-Japan Fund	Class II	1.09%	1.54%
JOHCM Asia Ex-Japan Fund	Institutional	1.09%	1.29%
JOHCM Emerging Markets Fund	Class I	1.05%	1.39%
JOHCM Emerging Markets Fund	Class II	1.05%	1.54%
JOHCM Emerging Markets Fund	Institutional	1.05%	1.29%
JOHCM Emerging Markets Small Mid Cap Fund	Class I	1.30%	1.64%
JOHCM Emerging Markets Small Mid Cap Fund	Institutional	1.30%	1.54%
JOHCM Global Equity Fund	Class I	0.95%	1.18%
JOHCM Global Equity Fund	Institutional	0.95%	1.08%
JOHCM Global Income Builder Fund	Class I	0.67%	0.99%*
JOHCM Global Income Builder Fund	Institutional	0.67%	0.89%*
JOHCM International Opportunities Fund	Institutional	0.75%	0.89%
JOHCM International Select Fund	Class I	0.89%	1.05%
JOHCM International Select Fund	Class II	0.89%	1.30%
JOHCM International Small Cap Fund	Class I	1.05%	1.34%
JOHCM International Small Cap Fund	Class II	1.05%	1.49%
JOHCM International Small Cap Fund	Institutional	1.05%	1.24%
JOHCM US Small Mid Cap Fund	Class I	0.85%	1.09%
JOHCM US Small Mid Cap Fund	Institutional	0.85%	0.99%

* Rates were effective through April 1, 2018. Effective April 2, 2018, the expense limits are 0.88% and 0.98% for Institutional and Class I shares, respectively.

The expense limitation is effective until January 28, 2019. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three fiscal years from the year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

JOHCM (USA) Inc. (the “Sub-Adviser”) serves as the investment sub-adviser to the JOHCM Global Income Builder Fund, the JOHCM International Small Cap Fund and the JOHCM US Small Cap Fund. For its services, the Sub-Adviser is paid a fee of 0.67%, 1.05% and 0.85%, based on average daily net assets of the JOHCM International Small Cap Fund and the JOHCM US Small Cap Fund, respectively, by the Adviser.

Advisers investment trust

JOHCm Funds

nOtes tO FinAnCiAl stAtements

March 31, 2018 (Unaudited)

For the six months ended March 31, 2018, the JOHCM Funds incurred advisory fees payable to JOHCM, expense waivers/reimbursements from JOHCM, and paid expense recoupments to JOHCM as follows:

Fund	Advisory Fee to JOHCm	Expenses Reduced by JOHCm	Advisory Fees recouped by JOHCm
JOHCM Asia Ex-Japan Fund	$2,012,767	$—	$—
JOHCM Emerging Markets Fund	2,076,890	—	—
JOHCM Emerging Markets Small Mid Cap Fund	88,686	82,835	—
JOHCM Global Equity Fund	2,592,597	—	—
JOHCM Global Income Builder	62,257	26,400	—
JOHCM International Opportunities Fund	8,402	20,402	—
JOHCM International Select Fund	31,186,261	—	—
JOHCM International Small Cap Fund	1,310,052	7	—
JOHCM US Small Mid Cap Fund	29,242	13,045	—

The balances of recoverable expenses to JOHCM by Fund at March 31, 2018 were as follows:

For the:	Expiring	JOHCm Asia Ex-Japan Fund	JOHCm Emerging Markets Fund	Johcm Emerging Markets Small Mid Cap Fund	Johcm Global Equity Fund	JOHCm Global Income Builder Fund	JOHCm International Opportunities Fund	JOHCm International Select Fund	Johcm International Small Cap Fund	JOHCm US Small Mid Cap Fund
Year ended September 30, 2015	September 30, 2018	$91,967	$71,008	$134,334	$63,544	$—	$—	$—	$46,544	$143,160
Year ended September 30, 2016	September 30, 2019	55,129	138	160,453	72,465	—	783	—	38,646	19,823
Year ended September 30, 2017	September 30, 2020	41,298	—	181,199	—	—	56,038	—	25,988	20,930
Six months ended March 31, 2018	September 30, 2021	—	—	82,835	—	26,400	20,402	—	7	13,045
Balances of
Recoverable
Expenses to the
Adviser		$188,394	$71,146	$558,821	$136,009	$26,400	$77,223	$—	$111,185	$196,958

Foreside Financial Services, LLC (the “Distributor”), formerly BHIL Distributors, LLC provides distribution services to the Funds pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. Currently, the Adviser, at its own expense, pays the Distributor a stated annual fee, basis points and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the JOHCM Funds’ complex level net assets, and certain per account and transaction charges. Through April 1, 2018, the total fee is subject to a minimum annual fee of $135,000 per Fund relating to these services, and reimbursement for certain expenses incurred on behalf of the Funds. Effective April 2, 2018, the the total fee is subject to a minimum annual fee of $160,000 per Fund relating to these services. Fees paid to Northern Trust for their services are reflected as “Accounting and Administration” fees on the Statements of Operations. Northern Trust has agreed to voluntarily waive its minimum fees and certain other expenses. The waiver agreement may be terminated at any time and the waivers are not subject to recoupment. Amounts waived by Northern Trust are included in “Expenses reduced by Service Providers” on the Statement of Operations.

Advisers investment trust
JOHCm Funds
nOtes tO FinAnCiAl stAtements
March 31, 2018 (Unaudited)

For the six months ended March 31, 2018, Northern Trust made expense waivers as follows:

Fund	Expenses Waived by Northern Trust
JOHCM Asia Ex-Japan Fund	$1,750
JOHCM Emerging Markets Fund	1,750
JOHCM Emerging Markets Small Mid Cap Fund	1,750
JOHCM Global Equity Fund	1,750
JOHCM Global Income Builder	32,000
JOHCM International Opportunities Fund	53,630
JOHCM International Select Fund	1,750
JOHCM International Small Cap Fund	3,237
JOHCM US Small Mid Cap Fund	61,814

Foreside Management Services, LLC (“Foreside”) provides Regulatory Governance Services for the Funds pursuant to a written agreement, including providing certain officers to the Funds. The Funds have agreed to pay Foreside a tiered basis-point fee based on the JOHCM Funds’ complex level net assets, subject to an overall minimum annual fee of $200,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statements of Operations.

Carne Global Financial Services (US) LLC (“Carne”) provides Risk Management and Oversight Services for the JOHCM Funds pursuant to a written agreement between the Trust, on behalf of the JOHCM Funds, and Carne, including providing the Risk Officer to the JOHCM Funds to administer the Fund risk program and oversee the analysis of investment performance and performance of service providers. The JOHCM Funds have agreed to pay Carne an annual fee of $40,000 for the first fund and an additional $5,000 per fund thereafter for these services, and reimburse for certain expenses incurred on behalf of the JOHCM Funds. Total fees paid to Carne pursuant to this agreement are reflected as “Risk Officer” fees on the Statements of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, Carne or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. Through March 31, 2018, the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $80,000 and reimbursement for certain expenses. Effective April 1, 2018, the Trust pays an annual retainer of $120,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2018, the aggregate Trustee compensation paid by the Trust was $120,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds are reflected as Trustees expenses on the Statements of Operations.

C. Rule 12b-1 Plan

The JOHCM Funds adopted an amended plan under Rule 12b-1 that is applicable to Class I, Class II and Class III Shares of all JOHCM Funds, except Class I Shares of the JOHCM International Select Fund, to pay for certain distribution and promotion activities related to marketing of their shares. Each Fund will pay the Distributor a fee for the principal underwriter’s services in connection with the sales and promotion of the Funds, including its expenses in connection therewith at annual rates of 0.10%, 0.25%, and 0.50% of the average daily net assets of the outstanding Class I Shares, Class II Shares and Class III Shares, respectively. Total fees paid pursuant to these agreements are reflected as “12b-1 Fees” on the Statements of Operations.

Advisers investment trust
JOHCm Funds
nOtes tO FinAnCiAl stAtements
March 31, 2018 (Unaudited)

D. Investment Transactions

For the six months ended March 31, 2018, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

Fund	Cost of Purchases	Proceeds from Sales
JOHCM Asia-Ex Japan Fund	$86,664,559	$87,668,005
JOHCM Emerging Markets Fund	123,005,618	55,534,508
JOHCM Emerging Markets Small Mid Cap Fund	27,531,992	8,342,068
JOHCM Global Equity Fund	62,928,841	78,635,287
JOHCM Global Income Builder	4,350,147	30,331,893
JOHCM International Opportunities Fund	655,546	674,914
JOHCM International Select Fund	1,134,458,878	699,646,593
JOHCM International Small Cap Fund	39,619,438	17,962,768
JOHCM US Small Mid Cap Fund	2,450,533	2,550,605

E. Federal Income Tax

As of March 31, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JOHCM Asia Ex-Japan Fund	$289,918,483	$57,269,966	$(15,666,449)	$41,603,517
JOHCM Emerging Markets Fund	373,287,462	63,807,079	(17,949,469)	45,857,610
JOHCM Emerging Markets Small Mid Cap Fund	26,335,527	2,733,349	(467,196)	2,266,153
JOHCM Global Equity Fund	371,065,157	139,245,145	(74,912)	139,170,233
JOHCM Global Income Builder Fund	29,444,051	334,915	(664,856)	(329,941)
JOHCM International Opportunities Fund	1,651,977	187,024	(41,236)	145,788
JOHCM International Select Fund	5,293,596,693	1,349,720,571	(8,618,678)	1,341,101,893
JOHCM International Small Cap Fund	216,515,373	50,135,479	(8,434,541)	41,700,938
JOHCM US Small Mid Cap Fund	5,941,643	1,193,467	(325,635)	867,832

Advisers investment trust

JOHCm Funds

nOtes tO FinAnCiAl stAtements

March 31, 2018 (Unaudited)

The tax character of distributions paid by the Funds during the latest tax years ended September 30, 2017 and 2016 were as follows:

	Distributions From
Fund	Ordinary Income* 2017	Long-Term Capital Gains 2017	Ordinary Income* 2016	Long-Term Capital Gains 2016
JOHCM Asia Ex-Japan Fund	$1,939,833	$—	$815,820	$—
JOHCM Emerging Markets Fund	1,141,096	—	3,147,104	1,079,156
JOHCM Emerging Markets Small Mid Cap Fund	118,966	—	224,645	—
JOHCM Global Equity Fund	1,081,492	—	—	—
JOHCM International Opportunities Fund	16,800	—	—	—
JOHCM International Select Fund	29,236,474	—	10,603,421	—
JOHCM International Small Cap Fund	1,549,475	—	1,458,827	—
JOHCM US Small Mid Cap Fund	18,243	101,632	174,836	—

* Ordinary income includes short-term capital gains, if any.

As of the latest tax year ended September 30, 2017, the components of accumulated earnings on a tax basis were as follows:

	JOHCM Asia Ex-Japan Fund	JOHCM Emerging Markets Fund	JOHCM Emerging Markets Small Mid Cap Fund	JOHCM Global Equity Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	JOHCM International Small Cap Fund	JOHCM US Small Mid Cap Fund
Undistributed Ordinary Income	$1,598,413	$4,717,662	$355,881	$2,061,116	$111,678	$79,801,139	$1,776,143	$72,221
Undistributed Long- Term Capital Gains	4,087,213	3,809,903	465,856	—	—	—	1,724,270	285,540
Accumulated Capital and Other Losses	—	—	—	(21,692,489)	—	(145,245,936)	—	—
Unrealized Appreciation (Depreciation)	56,794,605	47,614,969	1,285,347	91,958,999	135,985	933,146,168	32,311,328	943,574
Total Accumulated Earnings (Deficit)	$62,480,231	$56,142,534	$2,107,084	$72,327,626	$247,663	$867,701,371	$35,811,741	$1,301,335

As the tax year ended September 30, 2017, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 are as follows:

Fund	Short-Term Capital loss Carry-Forward	Long-Term Capital loss Carry-Forward
JOHCM
Global Equity Fund*	$(21,692,489)	$—
JOHCM
International Select Fund	(145,245,936)	—

* A portion of the capital loss carryforward may be subject to limitations under Section 382 of the Internal Revenue Service Code, and is available to the extent by tax law to offset future net capital gains, if any.

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2018 (Unaudited)

F. Capital Share Transactions

Transactions in dollars for common stock for the six months ended March 31, 2018, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestment of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
JOHCM Asia Ex-Japan Fund	Class I	$3,842,933	$420,239	$(3,190,334)	$1,072,838
JOHCM Asia Ex-Japan Fund	Class II	8,110	11,467	(407,367)	(387,790)
JOHCM Asia Ex-Japan Fund	Institutional	29,488,486	3,750,850	(17,883,029)	15,356,307
JOHCM Emerging Markets Fund	Class I	28,697,268	2,101,128	(13,758,000)	17,040,396
JOHCM Emerging Markets Fund	Class II	2,458,085	201,989	(1,109,882)	1,550,192
JOHCM Emerging Markets Fund	Institutional	71,579,341	10,756,400	(16,211,829)	66,123,912
JOHCM Emerging Markets Small Mid Cap Fund	Class I	393,474	26,387	(167,313)	252,548
JOHCM Emerging Markets Small Mid Cap Fund	Institutional	19,000,000	832,771	—	19,832,771
JOHCM Global Equity Fund	Class I	31,251,197	930,025	(71,282,830)	(39,101,608)
JOHCM Global Equity Fund	Institutional	59,934,660	1,048,277	(17,349,282)	43,633,655
JOHCM Global Income Builder Fund	Class I	5,064,980	33,368	(2,889)	5,095,459
JOHCM Global Income Builder Fund	Institutional	24,177,629	159,676	—	24,337,305
JOHCM International Opportunities Fund	Institutional	—	113,667	—	113,667
JOHCM International Select Fund	Class I	947,755,812	55,143,461	(427,257,913)	575,641,360
JOHCM International Select Fund	Class II	82,965,088	3,202,165	(146,408,357)	(60,241,104)
JOHCM International Small Cap Fund	Class I	4,066,746	902,611	(26,390,208)	(21,420,851)
JOHCM International Small Cap Fund	Class II	496,615	15,792	(111,209)	401,198
JOHCM International Small Cap Fund	Institutional	61,661,065	2,233,849	(17,431,757)	46,463,157
JOHCM US Small Mid Cap Fund	Class I	10	720	(7,761)	(7,031)
JOHCM US Small Mid Cap Fund	Institutional	—	361,421	—	361,421

Transactions in shares of common stock for the six months ended March 31, 2018, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
JOHCM Asia Ex-Japan Fund	Class I	300,456	33,619	(251,041)	83,034
JOHCM Asia Ex-Japan Fund	Class II	624	920	(30,270)	(28,726)
JOHCM Asia Ex-Japan Fund	Institutional	2,371,467	300,308	(1,374,542)	1,297,233
JOHCM Emerging Markets Fund	Class I	2,303,022	174,512	(1,108,966)	1,368,568
JOHCM Emerging Markets Fund	Class II	198,576	16,776	(89,858)	125,494
JOHCM Emerging Markets Fund	Institutional	5,752,590	891,907	(1,313,736)	5,330,761
JOHCM Emerging Markets Small Mid Cap Fund	Class I	27,827	2,008	(12,185)	17,650
JOHCM Emerging Markets Small Mid Cap Fund	Institutional	1,433,962	63,329	—	1,497,291
JOHCM Global Equity Fund	Class I	1,976,278	58,974	(4,301,005)	(2,265,753)
JOHCM Global Equity Fund	Institutional	3,593,092	66,389	(1,050,920)	2,608,561
JOHCM Global Income Builder Fund	Class I	506,607	3,343	(293)	509,657

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2018 (Unaudited)

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
JOHCM Global Income Builder Fund	Institutional	2,418,091	16,003	—	2,434,094
JOHCM International Opportunities Fund	Institutional	—	10,877	—	10,877
JOHCM International Select Fund	Class I	41,346,891	2,469,479	(18,627,604)	25,188,766
JOHCM International Select Fund	Class II	3,681,666	143,082	(6,434,162)	(2,609,414)
JOHCM International Small Cap Fund	Class I	310,258	70,133	(1,934,751)	(1,554,360)
JOHCM International Small Cap Fund	Class II	37,487	1,219	(8,476)	30,230
JOHCM International Small Cap Fund	Institutional	4,645,718	173,705	(1,294,016)	3,525,407
JOHCM US Small Mid Cap Fund	Class I	1	58	(624)	(565)
JOHCM US Small Mid Cap Fund	Institutional	—	28,984	—	28,984

Transactions in dollars for common stock for the year ended September 30, 2017, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestment of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
JOHCM Asia Ex-Japan Fund	Class I	$4,859,896	$122,314	$(8,184,697)	$(3,202,487)
JOHCM Asia Ex-Japan Fund	Class II	413,502	2,384	(421,536)	(5,650)
JOHCM Asia Ex-Japan Fund	Institutional	140,164,005	866,477	(152,579,932)	(11,549,450)
JOHCM Emerging Markets Fund	Class I	40,513,097	189,803	(9,136,014)	31,566,886
JOHCM Emerging Markets Fund	Class II	4,895,015	15,572	(1,857,699)	3,052,888
JOHCM Emerging Markets Fund	Institutional	147,960,223	859,151	(26,383,634)	122,435,740
JOHCM Emerging Markets Small Mid Cap Fund	Class I	220,304	1,636	(239,672)	(17,732)
JOHCM Emerging Markets Small Mid Cap Fund	Institutional	—	99,482	—	99,482
JOHCM Global Equity Fund	Class I	83,710,191	338,378	(64,243,708)	19,804,861
JOHCM Global Equity Fund	Institutional	18,500,715	537,492	(5,897,213)	13,140,994
JOHCM International Opportunities Fund	Institutional	—	14,280	—	14,280
JOHCM International Select Fund	Class I	2,316,145,497	18,772,569	(789,427,655)	1,545,490,411
JOHCM International Select Fund	Class II	164,798,966	1,466,871	(104,402,902)	61,862,935
JOHCM International Small Cap Fund	Class I	12,356,741	520,149	(3,795,494)	9,081,396
JOHCM International Small Cap Fund	Class II	1,088,949	5,156	(408,493)	685,612
JOHCM International Small Cap Fund	Institutional	73,735,399	690,376	(9,348,028)	65,077,747
JOHCM US Small Mid Cap Fund	Class I	7,010	374	—	7,384
JOHCM US Small Mid Cap Fund	Institutional	—	116,768	—	116,768

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2018 (Unaudited)

Transactions in shares for common stock for the year ended September 30, 2017, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
JOHCM Asia Ex-Japan Fund	Class I	451,951	12,610	(761,689)	(297,128)
JOHCM Asia Ex-Japan Fund	Class II	40,163	246	(39,673)	736
JOHCM Asia Ex-Japan Fund	Institutional	12,641,694	89,328	(13,869,712)	(1,138,690)
JOHCM Emerging Markets Fund	Class I	3,926,526	20,744	(889,417)	3,057,853
JOHCM Emerging Markets Fund	Class II	453,299	1,702	(175,530)	279,471
JOHCM Emerging Markets Fund	Institutional	13,799,432	93,794	(2,368,270)	11,524,956
JOHCM Emerging Markets Small Mid Cap Fund	Class I	18,619	156	(20,652)	(1,877)
JOHCM Emerging Markets Small Mid Cap Fund	Institutional	—	9,529	—	9,529
JOHCM Global Equity Fund	Class I	6,385,956	26,211	(4,629,582)	1,782,585
JOHCM Global Equity Fund	Institutional	1,351,257	41,569	(424,623)	968,203
JOHCM International Opportunities Fund	Institutional	—	1,514	—	1,514
JOHCM International Select Fund	Class I	115,376,221	1,021,915	(39,768,556)	76,629,580
JOHCM International Select Fund	Class II	8,399,927	79,634	(5,128,797)	3,350,764
JOHCM International Small Cap Fund	Class I	1,089,566	50,995	(337,673)	802,888
JOHCM International Small Cap Fund	Class II	92,857	502	(37,578)	55,781
JOHCM International Small Cap Fund	Institutional	6,514,805	67,817	(831,512)	5,751,110
JOHCM US Small Mid Cap Fund	Class I	612	33	—	645
JOHCM US Small Mid Cap Fund	Institutional	—	10,324	—	10,324

G. Concentration of Ownership

A significant portion of a Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of a Fund’s investment strategy.

In addition, as of March 31, 2018, the Adviser held outstanding shares of the Funds as follows:

Fund	Class	% Ownership
JOHCM Emerging Markets Small Mid Cap Fund	Class I	4.2
JOHCM Emerging Markets Small Mid Cap Fund	Institutional	100.0
JOHCM International Opportunities Fund	Institutional	100.0
JOHCM US Small Mid Cap Fund	Class I	99.8
JOHCM US Small Mid Cap Fund	Institutional	100.0

ADVISERS INVESTMENT TRUST JOHCM FUNDS ADDITIONAL INFORMATION March 31, 2018 (Unaudited)

A. Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2017 and held for the entire period through March 31, 2018.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Actual Expense Example

Fund	Class	Expense Ratio	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	^Expenses Paid 10/1/17 – 3/31/18
JOHCM Asia Ex-Japan Fund	Class I	1.37%	$1,000.00	$1,014.00	$6.89
JOHCM Asia Ex-Japan Fund	Class II	1.52%	1,000.00	1,012.60	7.61
JOHCM Asia Ex-Japan Fund	Institutional	1.27%	1,000.00	1,014.10	6.38
JOHCM Emerging Markets Fund	Class I	1.29%	1,000.00	1,046.90	6.59
JOHCM Emerging Markets Fund	Class II	1.44%	1,000.00	1,046.00	7.35
JOHCM Emerging Markets Fund	Institutional	1.19%	1,000.00	1,046.50	6.07
JOHCM Emerging Markets Small Mid Cap Fund	Class I	1.64%	1,000.00	1,129.00	8.70
JOHCM Emerging Markets Small Mid Cap Fund	Institutional	1.54%	1,000.00	1,129.70	8.18
JOHCM Global Equity Fund	Class I	1.16%	1,000.00	1,118.10	6.14
JOHCM Global Equity Fund	Institutional	1.06%	1,000.00	1,118.90	5.63
JOHCM Global Income Builder Fund	Class I*	0.99%	1,000.00	994.80	3.30
JOHCM Global Income Builder Fund	Institutional*	0.89%	1,000.00	995.10	2.97
JOHCM International Opportunities Fund	Institutional	0.89%	1,000.00	1,003.40	4.45
JOHCM International Select Fund	Class I	0.99%	1,000.00	1,076.50	5.13
JOHCM International Select Fund	Class II	1.24%	1,000.00	1,075.00	6.41
JOHCM International Small Cap Fund	Class I	1.29%	1,000.00	1,048.50	6.58
JOHCM International Small Cap Fund	Class II	1.44%	1,000.00	1,046.90	7.37
JOHCM International Small Cap Fund	Institutional	1.19%	1,000.00	1,048.50	6.09
JOHCM US Small Mid Cap Fund	Class I	1.09%	1,000.00	1,067.60	5.64
JOHCM US Small Mid Cap Fund	Institutional	0.99%	1,000.00	1,067.80	5.10

^	Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

ADVISERS INVESTMENT TRUST JOHCM FUNDS ADDITIONAL INFORMATION March 31, 2018 (Unaudited)

Hypothetical Expense Example

Fund	Class	Expense Ratio	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	^Expenses Paid 10/1/17 – 3/31/18
JOHCM Asia Ex-Japan Fund	Class I	1.37%	$1,000.00	$1,018.09	$6.90
JOHCM Asia Ex-Japan Fund	Class II	1.52%	1,000.00	1,017.37	7.63
JOHCM Asia Ex-Japan Fund	Institutional	1.27%	1,000.00	1,018.59	6.40
JOHCM Emerging Markets Fund	Class I	1.29%	1,000.00	1,018.50	6.49
JOHCM Emerging Markets Fund	Class II	1.44%	1,000.00	1,017.75	7.25
JOHCM Emerging Markets Fund	Institutional	1.19%	1,000.00	1,019.00	5.99
JOHCM Emerging Markets Small Mid Cap Fund	Class I	1.64%	1,000.00	1,016.75	8.25
JOHCM Emerging Markets Small Mid Cap Fund	Institutional	1.54%	1,000.00	1,017.25	7.75
JOHCM Global Equity Fund	Class I	1.16%	1,000.00	1,019.13	5.85
JOHCM Global Equity Fund	Institutional	1.06%	1,000.00	1,019.62	5.36
JOHCM Global Income Builder Fund	Class I*	0.99%	1,000.00	1,020.00	4.99
JOHCM Global Income Builder Fund	Institutional*	0.89%	1,000.00	1,020.49	4.48
JOHCM International Opportunities Fund	Institutional	0.89%	1,000.00	1,020.49	4.48
JOHCM International Select Fund	Class I	0.99%	1,000.00	1,019.99	4.99
JOHCM International Select Fund	Class II	1.24%	1,000.00	1,018.75	6.24
JOHCM International Small Cap Fund	Class I	1.29%	1,000.00	1,018.50	6.49
JOHCM International Small Cap Fund	Class II	1.44%	1,000.00	1,017.73	7.26
JOHCM International Small Cap Fund	Institutional	1.19%	1,000.00	1,018.98	6.01
JOHCM US Small Mid Cap Fund	Class I	1.09%	1,000.00	1,019.48	5.51
JOHCM US Small Mid Cap Fund	Institutional	0.99%	1,000.00	1,020.00	4.99

^	Hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).
*	JOHCM Global Income Builder Class I and Institutional Shares launched on November 29, 2017 (123 days).

B. Board Approval of Investment Advisory and Sub-Advisory Agreements

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Agreement between the Trust and the Adviser with respect to the JOHCM Global Income Builder Fund be approved and renewed, at least annually, by a majority of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, or of the Adviser (“Independent Trustees”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the agreement is fair to the JOHCM Global Income Builder Fund and its shareholders. The Board considered and approved an amendment to the Agreement to add the JOHCM Global Income Builder Fund at an in-person meeting held on September 19, 2017.

The Board requested, and the Adviser provided, information and data relating to: (i) the investment performance of the JOHCM Global Income Builder Fund; (ii) the nature, extent and quality of the services provided by the Adviser; (iii) the cost of the services provided and the profits realized by the Adviser and its affiliates from the relationship with the JOHCM Global Income Builder Fund; (iv) the extent to which economies of scale will be realized as the JOHCM Global Income Builder Fund grows; (v) whether the fee levels will reflect these economies of scale to the benefit of the JOHCM Global Income Builder Fund’s shareholders; (vi) the advisory fees that will be paid by the JOHCM Global Income Builder Fund and paid by other comparable accounts advised by the Adviser or by a different investment adviser (the “Peer Group”); (vii) the JOHCM Global Income Builder Fund’s expense ratio and the expense ratios of similar funds; and (viii) the effect of any fee waivers and expense reimbursements made by the Adviser and other service providers.

ADVISERS INVESTMENT TRUST JOHCM FUNDS ADDITIONAL INFORMATION March 31, 2018 (Unaudited)

The Trustees reviewed the materials regarding the JOHCM Global Income Builder Fund supplied by the Adviser. The Board gave careful consideration to the nature, extent and quality of the services provided by the Adviser. The Trustees received an overview of the Adviser’s advisory business and personnel providing services to the JOHCM Global Income Builder Fund. The Board reviewed the JOHCM Global Income Builder Fund’s investment objective and strategy and the portfolio manager’s experience in managing the investment strategy of the JOHCM Global Income Builder Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction process and the Adviser’s compliance program, pending litigation, insurance coverage, business continuity program, and information security practices, and policies with respect to the selection of broker-dealers for portfolio transactions. The Board noted that a copy of the Adviser’s Form ADV, Annual Report for the fiscal year ended September 30, 2016, and Code of Ethics were included in the Board materials. Taking into account the personnel involved in servicing the JOHCM Global Income Builder Fund, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services the JOHCM Global Income Builder Fund would receive from the Adviser.

The Board noted that because the JOHCM Global Income Builder Fund had not commenced operations, the Trustees would review performance over time. However, the Board noted that the Adviser manages other series of the Trust, as well as a similar pooled investment vehicle and a similar managed account, and the Trustees were satisfied with the performance of those funds and accounts.

The Board reviewed the advisory fee to be paid by the JOHCM Global Income Builder Fund and the anticipated total operating expenses of the JOHCM Global Income Builder Fund. The Board noted that the Adviser would receive a management fee of 0.67% of the average daily net assets of the JOHCM Global Income Builder Fund. The Trustees noted that the fee proposed for the JOHCM Global Income Builder Fund is below the Peer Group average. The Board also reviewed comparative data on fees received by the Adviser as the adviser or sub-adviser to a comparable pooled investment vehicle.

With respect to total annual operating expenses, the Board noted that under a proposed Expense Limitation Agreement, the Adviser had contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the total annual operating expenses (exclusive of brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles) of Institutional, Class I, and Class II Shares of the JOHCM Global Income Builder Fund to 0.89%, 0.99%, and 1.14% of average daily net assets, respectively. The Board noted that the JOHCM Global Income Builder Fund’s net total annual operating expenses for the Institutional class was below both the median and average for the Peer Group and the median and average for the Morningstar category.

The Trustees also considered the profitability of the Adviser’s future relationship with the JOHCM Global Income Builder Fund. The Board considered the profitability of the Adviser as a whole, noting that the Adviser is a highly profitable organization, as can be demonstrated by financial statements for the year ended September 30, 2016. After discussion, the Trustees determined that they would continue to evaluate the Adviser’s profitability in connection with the next annual renewal of the advisory agreement, and concluded that the level of anticipated profit was reasonable.

With respect to economies of scale, the Trustees considered the JOHCM Global Income Builder Fund’s marketing and distribution plans, capacity, and breakeven point. The Trustees noted that when the Adviser launched a strategy, the investment team was responsible for determining the capacity limit, which is reviewed annually. Once this pre-determined size limit is reached, the strategy is closed to new investors, giving the team the conditions to continue to deliver and sustain outperformance and stay focused on the interests of investors. This practice is evidenced by the soft closure of certain series of the Trust managed by the Adviser. The Board determined that this practice will protect a shareholder’s investment in the JOHCM Global Income Builder Fund while limiting the amount of advisory fees received by the Adviser. The Trustees also reviewed the estimated breakeven point for the JOHCM Global Income Builder Fund.

ADVISERS INVESTMENT TRUST JOHCM FUNDS ADDITIONAL INFORMATION March 31, 2018 (Unaudited)

In reaching its conclusions, the Board did not identify any single controlling factor. Rather, the Board noted that a combination of factors influenced its decision-making process. Based upon its review of the factors discussed above and any other factors deemed relevant, the Board, including a majority of the Independent Trustees, determined that the Agreement was fair and reasonable, that the Adviser’s fees are reasonable in light of the services provided to the JOHCM Global Income Builder Fund and the benefits received by the Adviser, and that approval of the Agreement would be in the best interests of the JOHCM Global Income Builder Fund, as applicable.

C. Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 866-260-9549 (toll free) or 312-557-5913. Information about how the Funds voted proxies relating to portfolio securities for each 12 month period ending June 30th is available without charge, upon request, by calling the Trust at 866-260-9549 (toll free) or 312-557-5913 and on the SEC’s website at http://www.sec.gov.

The Funds file a complete Schedule of Investments with the Commission for the first and third quarters of each fiscal year on Form N-Q, which is available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Investment Adviser

J O Hambro Capital Management Limited
Ryder Court, Ground Floor
14 Ryder Street
London SW1Y6QB, United Kingdom

Custodian

The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

For Additional Information, call

866-260-9549 (toll free) or 312-557-5913

RIVER CANYON TOTAL RETURN

BOND FUND

SEMI-ANNUAL REPORT

March 31, 2018

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

March 31, 2018 (Unaudited)

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
SHAREHOLDER LETTER

March 31, 2018 (Unaudited)

Dear Shareholder:

We are pleased to present to shareholders the Semi-Annual Report for the River Canyon Total Return Bond Fund (the “Fund”), a series of the Advisers Investment Trust. This report contains the results of Fund operations for the six months ended March 31, 2018.

We appreciate the trust and confidence you have placed in us by choosing the Fund and its investment adviser, River Canyon Fund Management LLC, and we look forward to continuing to serve your investing needs.

Sincerely,

Barbara J. Nelligan
President
Advisers Investment Trust

1

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MORTGAGE-BACKED SECURITIES	97.5%
PRIVATE	58.9%
Home Equity	58.9%
Bella Vista Mortgage Trust Series 2004-1
(Floating, ICE LIBOR USD 1M + 0.70%, 0.35% Floor, 11.25% Cap)(a)
2.52%, 11/20/34		$561,404	$532,090
Chase Funding Trust Series 2003-3
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor)(a)
2.41%, 04/25/33		280,355	263,735
Countrywide Alternative Loan Trust Series 2004-12CB
5.50%, 07/25/34		4,735,029	4,831,770
Countrywide Home Equity Loan Trust Series 2006-S2
5.84%, 07/25/27		401,533	524,222
Credit-Based Asset Servicing & Securitization LLC Series 2007-CB4
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor)(a)
2.05%, 04/25/37		5,600,000	2,502,987
Home Equity Mortgage Trust Series 2005-3
(Floating, ICE LIBOR USD 1M + 1.08%, 0.72% Floor)(a)
2.95%, 11/25/35		699,765	686,034
JP Morgan Mortgage Acquisition Corp. Series 2006-WMC1
(Floating, ICE LIBOR USD 1M + 0.34%, 0.34% Floor)(a)
2.21%, 03/25/36		5,404,555	892,795
Lehman Mortgage Trust Series 2008-4
(Floating, LIBOR USD 1M + 0.38%, 0.38% Floor, 7.00% Cap)(a)
2.25%, 01/25/37		692,118	363,584
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1
(Floating, ICE LIBOR USD 1M + 0.26%, 0.26% Floor)(a)
2.13%, 07/25/37		4,484,526	2,761,333
Morgan Stanley ABS Capital I, Inc. Series 2002-HE3
(Floating, ICE LIBOR USD 1M + 1.08%, 0.54% Floor)(a)
2.95%, 03/25/33		49,094	48,033
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2007-1
(Step to 4.66% on 05/25/18)(b)
5.82%, 03/25/47		979,470	982,129
Saxon Asset Securities Trust Series 2003-1
(Step to 4.03% on 05/25/29)(b)
4.03%, 06/25/33		202,529	205,192
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2
(Floating, ICE LIBOR USD 1M + 0.70%, 0.35% Floor, 10.50% Cap)(a)
2.22%, 01/25/45		270,572	264,962
			14,858,866
U.S. GOVERNMENT AGENCIES	38.6%
Fannie Mae Pool TBA
3.00%, 04/18/48		10,000,000	9,753,130
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $23,337,445)			24,611,996

See notes to financial statements.

2

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS(c)	41.6%
Northern Institutional Treasury Portfolio
1.53%		10,487,831	$10,487,831
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,487,831)			10,487,831
TOTAL INVESTMENTS
(Cost $33,825,276)	139.1%		35,099,827
NET OTHER ASSETS (LIABILITIES)	(39.1%)		(9,858,102)
NET ASSETS	100.0%		$25,241,725

(a)	Floating rate security. The rate presented is the rate in effect at March 31, 2018, and the related index and spread are shown parenthetically for each security.
(b)	Step coupon bond. Rate as of March 31, 2018 is disclosed.
(c)	All or a portion of this security is designated as collateral for the TBA security at March 31, 2018.

Abbreviations:

TBA – To-be-announced

See notes to financial statements.

3

ADVISERS INVESTMENT TRUST
STATEMENT OF ASSETS & LIABILITIES
March 31, 2018 (Unaudited)

River Canyon Total Return Bond Fund
Assets:
Investments, at value (Cost: $33,825,276)	$35,099,827
Collateral held at custodian	40,000
Receivable for interest	45,092
Receivable for dividends	14,614
Receivable for investments sold	14,498,125
Receivable from Investment Adviser	24,461
Prepaid expenses	37,035
Total Assets	49,759,154
Liabilities:
Securities purchased payable	24,400,846
Accounting and Administration fees payable	20,263
Regulatory and Compliance fees payable	36,986
Accrued expenses and other payable	59,334
Total Liabilities	24,517,429
Net Assets	$25,241,725

Institutional Shares:
Net assets	$25,241,725
Shares of common stock outstanding	2,479,189
Net asset value per share	$10.18
Net Assets:
Paid in capital	$24,474,619
Accumulated net investment income	23,926
Accumulated net realized loss	(531,371)
Net unrealized appreciation	1,274,551
Net Assets	$25,241,725

See notes to financial statements.

4

ADVISERS INVESTMENT TRUST
STATEMENT OF OPERATIONS

For the six months ended March 31, 2018 (Unaudited)

River Canyon Total Return Bond Fund
Investment Income:
Dividend income	$72,163
Interest income	831,967
Total investment income	904,130
Operating expenses:
Investment advisory	87,198
Accounting and Administration	62,329
Regulatory and Compliance	74,795
Trustees	19,950
Legal	22,439
Audit	17,577
Other	30,983
Total expenses before reductions	315,271
Expenses reduced by Investment Adviser	(221,988)
Net expenses	93,283
Net investment income	810,847
Realized and Unrealized Losses from Investment Activities:
Net realized losses from investment transactions	(324,489)
Change in unrealized depreciation on investments	(91,858)
Net realized and unrealized losses from investment activities	(416,347)
Change in Net Assets Resulting from Operations	$394,500

See notes to financial statements.

5

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2018 (Unaudited) and the year ended September 30, 2017

	River Canyon Total Return Bond Fund
	March 31, 2018	September 30, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$810,847	$1,045,187
Net realized losses from investment transactions	(324,489)	(268,713)
Change in unrealized appreciation (depreciation) on investments	(91,858)	947,857
Change in net assets resulting from operations	394,500	1,724,331
Dividends paid to shareholders:
From net investment income	(831,101)	(1,047,547)
From net realized gains	—	(322,792)
Total dividends paid to shareholders	(831,101)	(1,370,339)
Capital Transactions:
Proceeds from sale of shares	—	13,098
Value of shares issued to shareholders in reinvestment of dividends	831,101	1,370,339
Value of shares redeemed	(3,788,143)	—
Change in net assets from capital transactions	(2,957,042)	1,383,437
Change in net assets	(3,393,643)	1,737,429
Net assets:
Beginning of period	28,635,368	26,897,939
End of period	$25,241,725	$28,635,368
Accumulated net investment income	$23,926	$44,180
Share Transactions:
Sold	—	1,274
Reinvested	80,427	135,958
Redeemed	(366,935)	—
Change	(286,508)	137,232

See notes to financial statements.

6

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	River Canyon Total Return Bond Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015(a)
Net asset value, beginning of period	$10.35	$10.23	$10.04	$10.00
Income (loss) from operations:
Net investment income	0.31	0.38	0.29	0.32
Net realized and unrealized gains (losses) from investments	(0.17)	0.25	0.16	0.17
Total from investment operations	0.14	0.63	0.45	0.49
Less distributions paid:
From net investment income	(0.31)	(0.39)	(0.26)	(0.36)
From net realized gains on investments	—	(0.12)	—	—
Tax return of capital	—	—	—	(0.09)
Total distributions paid	(0.31)	(0.51)	(0.26)	(0.45)
Change in net asset value	(0.17)	0.12	0.19	0.04
Net asset value, end of period	$10.18	$10.35	$10.23	$10.04
Total return(b)	1.35%	6.41%	4.55%	4.97%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$25,242	$28,635	$26,898	$25,708
Ratio of net expenses to average net assets(c)	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(c)	5.65%	3.81%	2.90%	4.18%
Ratio of gross expenses to average net assets(c), (d)	2.20%	1.98%	1.81%	1.81%
Portfolio turnover rate(b)	0.00%	47.85%	18.57%	41.03%

(a)	For the period from December 30, 2014, commencement of operations, to September 30, 2015.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See notes to financial statements.

7

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 15, 2017. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The River Canyon Total Return Bond Fund (the “River Canyon Total Return Bond Fund” or the “Fund”) is a series of the Trust, and the Fund’s Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015 shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). During that time, investments in the Fund were made only by individuals or entities that were “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015 the Fund became publicly available for investment.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund. The investment objective of the River Canyon Total Return Bond Fund is to seek to maximize total return.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A. Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 —quoted prices in active markets for identical assets

● Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated.

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

8

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2018 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
River Canyon Total Return Bond Fund
Mortgage-Backed Securities(1)	$—	$24,611,996	$—	$24,611,996
Short-Term Investments	10,487,831	—	—	10,487,831
Total Investments	$10,487,831	$24,611,996	$—	$35,099,827

(1)	See additional categories in the Schedule of Investments.

As of March 31, 2018, there were no Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended March 31, 2018.

FORWARD COMMITMENTS

The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transaction”) consistent with the Fund’s ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.

The Fund may enter into TBA sale commitments to help manage portfolio duration, hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered.

9

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on a quarterly basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2018, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s Federal tax returns filed for the tax year ended September 30, 2015, 2016 and 2017 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

10

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

B. Fees and Transactions with Affiliates and Other Parties

River Canyon Fund Management LLC (the “Adviser” or “River Canyon”) serves as the investment adviser to the Fund. Under the terms of the Trust’s Investment Advisory Agreement (the “Agreement”) with the Adviser, the Fund paid the Adviser a fee computed and accrued daily and paid monthly at the annual rate of 0.40% of average daily net assets through October 31, 2017. Effective November 1, 2017, the Fund pays the Adviser a fee at the annual rate of 0.65% of average daily net assets. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations.

Foreside Financial Services, LLC (the “Distributor”), formerly BHIL Distributors, LLC, provides distribution services to the Fund pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $25,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. Through April 1, 2018, the Fund agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $125,000 relating to these services. Effective April 2, 2018, the total fee is subject to a minimum annual fee of $150,000 relating to these services. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Foreside Management Services, LLC (“Foreside”) provides Regulatory Governance Services for the Fund pursuant to a written agreement, including providing certain officers to the Fund. The Fund pays Foreside a tiered basis-point fee based on the Fund’s daily net assets, subject to an overall annual minimum fee of $150,000 for these services, and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2018, the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $80,000 and reimbursement for certain expenses. Effective April 1, 2018, the Trust pays an annual retainer of $120,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2018, the aggregate Trustee compensation paid by the Trust was $120,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as Trustees expenses on the Statement of Operations.

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends, expenses on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.65% of the average daily net assets of the Fund until January 28, 2019. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three fiscal years from the year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage costs, interest, taxes, dividends, expenses on short positions, litigation and indemnification expenses) to exceed the applicable expense limitation in effect at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

11

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

For the six months ended March 31, 2018, the Fund incurred advisory fees payable to River Canyon, expense waivers/reimbursements from River Canyon, and paid expense recoupments to River Canyon as follows:

Fund	Advisory Fee to River Canyon	Expenses Reduced by River Canyon	Advisory Fees Recouped by River Canyon
River Canyon Total Return Bond Fund	$87,198	$221,988	$—

The balances of recoverable expenses to the Adviser at March 31, 2018 were as follows:

For the:	Expiring	River Canyon Total Return Bond Fund
Year ended September 30, 2015	September 30, 2018	$216,476
Year ended September 30, 2016	September 30, 2019	300,047
Year ended September 30, 2017	September 30, 2020	365,211
Six months ended March 31, 2018	September 30, 2021	221,988
Balances of Recoverable Expenses to the Adviser		$1,103,772

C.	Investment Transactions

For the six months ended March 31, 2018, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Cost of Purchases	Proceeds from Sales
$—	$1,740,362
D.	Federal Income Tax

As of March 31, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
River Canyon Total Return Bond Fund	$33,825,276	$1,628,235	$(353,684)	$1,274,551

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2017 and September 30, 2016 for the Fund was as follows:

	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2017	$1,370,339	$—	$1,370,339	$—	$1,370,339
2016	668,102	—	668,102	—	668,102

As of the latest tax year ended September 30, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
River Canyon Total Return Bond Fund	$44,180	$—	$44,180	$—	$(206,882)	$1,366,409	$1,203,707

12

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

For the period subsequent to October 31, 2016, through the fiscal year ended September 30, 2017, the Fund incurred net capital losses and/or Section 988 net currency losses which the Fund intends to treat as having been incurred in the following fiscal year:

Fund	Amount
River Canyon Total Return Bond Fund	$206,882

E.	Concentration of Ownership

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

As of March 31, 2018, substantially all of the shares issued by the Fund were owned by the Adviser or Adviser-related shareholders.

13

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

ADDITIONAL INFORMATION

March 31, 2018 (Unaudited)

A.	Security Allocation

Market Exposure
Fixed Income Securities	% of Net Assets
Home Equity	58.9%
U.S. Government Agencies	38.6
Total	97.5%
Largest Fixed Income Security Positions
Issuer	% of Net Assets
Fannie Mae Pool TBA	38.6%
Countrywide Alternative Loan Trust Series 2004-12CB	19.2
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1	11.0
Credit-Based Asset Servicing & Securitization LLC Series 2007-CB4	9.9
Nomura Asset Acceptance Corp. Alternative Loan Trust	3.9
Total	82.6%

B.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2017 and held for the entire period through March 31, 2018.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Expense Ratio	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	*Expenses Paid 10/01/17-3/31/18
Actual	0.65%	$1,000.00	$1,013.50	$3.26
Hypothetical	0.65%	$1,000.00	$1,021.69	$3.28

* Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

14

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
ADDITIONAL INFORMATION

March 31, 2018 (Unaudited)

C. Board of Approval of Investment Advisory Agreement

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Agreement between the Trust and River Canyon with respect to the Fund be approved and renewed, at least annually, by a majority of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Fund and its shareholders. The Board considered and approved the Agreement for the Fund at an in-person meeting held on December 13, 2017.

The Board requested, and the Adviser provided, information and data reasonably necessary to evaluate the terms of the Agreement including: (i) the investment performance of the Fund; (ii) the nature, extent and quality of the services to be provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; (v) whether the fee levels reflect these economies of scale to the benefit of Fund shareholders; (vi) the advisory fees paid by other comparable funds advised by the Adviser or by a different investment adviser (the “Peer Group”); (vii) the Fund’s expense ratios and the expense ratios of similar funds; and (viii) the effect of any fee waivers and expense reimbursements made by the Adviser. The Board met directly with representatives of the Adviser and reviewed the information and data listed above.

The Trustees reviewed the materials regarding the Fund supplied by the Adviser. The Board gave careful consideration to the nature and quality of the services provided by the Adviser. A representative of the Adviser provided an overview of the Adviser’s advisory business and how the Fund fits within the suite of products offered by Canyon Partners, LLC (“Canyon”), the larger organization of which the Adviser is a part.

The Board reviewed the manner in which investment decisions are made and executed by the Adviser and a representative of the Adviser addressed questions from the Board.

The Board reviewed the Adviser’s compliance program, with particular emphasis on investment guideline monitoring. The Board noted that there had been no material compliance issues/concerns raised or encountered since the initial approval of the Agreement and no regulatory examinations or investigations in the past 36 months. The Board noted that information about the Adviser’s insurance coverage, business continuity/disaster recovery plan, and privacy and information security policies and procedures was included in the Board materials along with a copy of (i) the Adviser’s Form ADV, (ii) the most recent annual report concerning any issues that have arisen under the Adviser’s Code of Ethics, as well as the annual certification required by Rule 17j-1 of the 1940 Act, (iii) a Balance Sheet for the Adviser, as of September 30, 2017, (iv) an Income Statement for the Adviser, from January through September 2017, (v) organizational charts for Canyon, and its subsidiaries, including the Adviser, and (vi) information about key personnel at the Adviser. Taking into account the personnel involved in servicing the Fund, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Adviser.

The Board reviewed the Fund’s performance (net of fees) for since-inception and one-year periods through September 30, 2017, comparing the performance to relevant benchmarks and a representative group of investment companies with comparable objectives and strategies that are deemed to be competitors. The Board noted that the Fund generally outperformed the relevant benchmarks and the Peer Group for the time periods shown. The Board noted that there were no similar investment companies, pooled investment vehicles, or managed accounts advised or sub-advised by the Adviser for which to compare performance.

The Board then reviewed the advisory fee paid by the Fund and the total operating expenses of the Fund. The Board noted that the Adviser receives a management fee of 0.65% of average daily net assets. The Board reviewed the investment advisory fees paid by funds within the Peer Group, noting that the Fund’s management fee is within the range of fees charged by the funds in the Peer Group.

With respect to total operating expenses, the Board noted that the Adviser had contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual operating expenses (exclusive of brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to 0.65% of average daily net assets under the terms of an Expense Limitation Agreement. The Board noted that this Expense Limitation Agreement cannot be terminated prior to January 28, 2018, and will automatically renew upon the effective date of the annual update to the Trust’s registration statement for the period to end January 28, 2019. A representative of the Adviser confirmed that the Adviser will maintain the current expense limit when the Expense Limitation Agreement renews. The Board noted that the Fund is in the 3rd quartile in terms of total expenses, the 1st quartile in terms of net management fees, and the 4th quartile in terms of net operating expenses as compared to the Peer Group. After considering the comparative data as described above, and the renewal of the Expense Limitation Agreement for the period to end January 28, 2019, the Board concluded that the advisory fees and expense ratios were reasonable.

15

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

ADDITIONAL INFORMATION

March 31, 2018 (Unaudited)

In reviewing the profits to be realized by the Adviser in connection with its management of the Fund, the Board reviewed the information supplied by the Adviser in the Board materials. A representative from management confirmed that the Adviser is fully waiving the investment advisory fee and reimbursing expenses separately. The Board noted that it approved the increase in the management fee at the September 20, 2017 meeting of the Board. After considering the data provided, and considering all of the factors as a whole, the Board concluded that the lack of profit was reasonable given the Fund’s limited history of operations and current asset size.

With respect to economies of scale, the Trustees considered the Fund’s marketing and distribution plans, capacity, and breakeven point. The Board noted the Adviser believes that the Fund will eventually experience economies of scale, but is not certain at what asset level this will occur. The Board noted that other than the advisory fee, the Adviser derives no other fees/benefits from the Fund.

After further discussion, the Board did not identify any single controlling factor. Rather, the Board noted that a combination of factors influenced its decision-making process. Based upon its review of the factors discussed above and any other factors deemed relevant, the Board, including a majority of the Independent Trustees, determined that the Agreement was fair and reasonable, that the Adviser’s fees are reasonable in light of the services provided to the Fund and the benefits received by the Adviser, and that approval of the Investment Advisory Agreement would be in the best interest of the Fund and its shareholders.

D. Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 800-245-0371 (toll free) or 312-557-0164. Information about how the Fund voted proxies relating to portfolio securities for each 12 month period ending June 30 is available without charge, upon request, by calling the Trust at 800-245-0371 (toll free) or 312-557-0164 and on the SEC’s website at http://www.sec.gov.

The Fund files a complete Schedule of Investments with the Commission for the first and third quarters of each fiscal year on Form N-Q, which is available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

(This page has been intentionally left blank)

Investment Adviser

River Canyon Fund Management LLC
2000 Avenue of the Stars, 11th Floor
Los Angeles, California, 90067

Custodian

The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered
Public Accounting Firm

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

For Additional Information, call

800-245-0371 (toll free) or 312-557-0164

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	June 1, 2018

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 1, 2018